United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07618

                   AllianceBernstein Municipal Income Fund II
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2004

                    Date of reporting period: March 31, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------------------------
Tax-Exempt Income
-------------------------------------------------------------------------------


AllianceBernstein [LOGO](SM)
Investment Research and Management


AllianceBernstein
Municipal Income Fund II


Semi-Annual Report--March 31, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

May 18, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Municipal Income Fund II for the semi-annual reporting period ended March 31, 2004.

Investment Objectives and Policies

The nine portfolios of this open-end fund, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax (or for Florida, the intangible tax) that is available without assuming undue risk. These securities generally offer current yields above those of higher-quality municipal obligations.

Investment Results

The following table provides performance for the Fund's nine portfolios and their benchmark, the Lehman Brothers (LB) Municipal Index, for the six- and 12-month periods ended March 31, 2004.

INVESTMENT RESULTS*
Periods Ended March 31, 2004

                           ---------------------------------
                                        Returns
                           ---------------------------------
AllianceBernstein
Municipal Income
Fund II Portfolio             6 Months          12 Months
------------------------------------------------------------
Arizona                         4.16%              7.02%
------------------------------------------------------------
Florida                         3.95%              5.80%
------------------------------------------------------------
Massachusetts                   3.86%              5.69%
------------------------------------------------------------
Michigan                        3.92%              5.43%
------------------------------------------------------------
Minnesota                       3.46%              5.78%
------------------------------------------------------------
New Jersey                      3.92%              6.24%
------------------------------------------------------------
Ohio                            3.43%              7.09%
------------------------------------------------------------
Pennsylvania                    3.88%              6.91%
------------------------------------------------------------
Virginia                        3.23%              6.77%
------------------------------------------------------------
Lehman Brothers
Municipal Index                 3.12%              5.86%
------------------------------------------------------------

* Each Portfolio's investment results are for the periods shown and are based on the net asset value (NAV) of each Portfolio's Class A shares as of March 31, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Portfolios have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class B and Class C shares will vary due to different expenses associated with these classes. Past performance is no guarantee of future results.

The unmanaged Lehman Brothers (LB) Municipal Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Municipal Income Fund II.

Additional investment results can be found on pages 4-18.

For the six-month period ended March 31, 2004, all of the AllianceBernstein Municipal Income Fund II Portfolios outperformed their benchmark, the LB Municipal Index, which represents the


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 1 municipal market and posted a positive return of 3.12%. In general, the Portfolios benefited from their overweight positions in longer-term bonds and lower-rated bonds. The Portfolios' overweight positions in housing bonds hurt relative performance over the period. A description of each Portfolio's relative performance versus their benchmark, the LB Municipal Index, for the six-month period ended March 31, 2004 follows.

Arizona Portfolio - The Arizona Portfolio's stronger relative performance was largely the result of security selection in the health care and tobacco settlement sectors. In addition, the Portfolio's performance benefited from its overweight position in lower-rated obligations.

Florida Portfolio - The Florida Portfolio's stronger relative performance was largely the result of security selection in the insured sector. In addition, the Portfolio's performance benefited from its overweight position in lower-rated obligations.

Massachusetts Portfolio - The Massachusetts Portfolio's stronger relative performance was largely the result of security selection in the education and tobacco settlement sectors. In addition, the Portfolio's performance benefited from its overweight position in lower-rated obligations.

Michigan Portfolio - The Michigan Portfolio's stronger relative performance was largely the result of security selection in the insured and tobacco settlement sectors. In addition, the Portfolio's performance benefited from its overweight position in lower-rated obligations.

Minnesota Portfolio - The Minnesota Portfolio's stronger relative performance was largely the result of security selection in the insured, education, housing and tobacco settlement sectors.

New Jersey Portfolio - The New Jersey Portfolio's stronger relative performance was largely the result of security selection in the insured and tobacco settlement sectors. The Portfolio's exposure to the corporate-backed sector detracted from performance. In addition, the Portfolio's performance benefited from its overweight position in lower-rated obligations.

Ohio Portfolio - The Ohio Portfolio's stronger relative performance was largely the result of security selection in the insured sector. The Portfolio's exposure to the corporate-backed sector detracted from performance. In addition, the Portfolio's performance benefited from its overweight position in lower-rated obligations.

Pennsylvania Portfolio - The Pennsylvania Portfolio's stronger relative performance was largely the result of security selection in the insured sector. In addition, the Portfolio's performance benefited from its overweight position in lower-rated obligations.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio - The Virginia Portfolio's stronger relative performance was largely the result of its underweight exposure to the general obligation and pre-refunded sectors. In addition, the Portfolio's performance benefited from its overweight position in lower-rated obligations.

Market Review and Investment Strategy

From September 30, 2003 to March 31, 2004, long-term municipal bond yields declined by 17 basis points. Over that time period, the long municipal bond market outperformed the taxable bond market. For example, the LB Municipal Index gained 3.12% during the six-month period ended March 31, 2004 while the LB U.S. Aggregate Index, representing taxable bonds, generated a return of 2.98% over the same period. The Treasury bond component of the aggregate index posted an even lower return of 2.49%. As of March 31, 2004, 30-year municipal bonds were yielding approximately 96% of comparable maturity Treasury bonds.

Continued weak economic conditions, as well as minimal concern for inflation, contributed to the positive returns in the fixed-income markets. In stark contrast to the longer end of the maturity spectrum, two-to-seven year municipal bond yields actually increased over the same time period. As a result, the difference between long- and short-term municipal bond yields declined. The yield curve, a plot of bond yields sorted by ascending maturity, normally slopes upward for longer maturity bonds. When the difference in yield between short- and long-term bonds declines, the change in the shape of the curve is referred to as a "flattening."

The prolonged low rate environment has resulted in an increased demand for lower-rated bonds that carry higher yields. As demand for those higher yielding bonds increased, the incremental difference in yield compared to better quality bonds declined. As a result, higher yielding bonds, in general, generated strong relative performance over the period.

Given its lower credit profile, the health care sector led the market in performance. The weakest performing sectors were two that are typically very highly rated: pre-refunded bonds and housing bonds. Pre-refunded bonds typically have very short effective maturities so rising short-term rates hurt the performance of those securities. Continued concerns regarding increased refinancing activity limited price improvement in municipal housing bonds. Municipal housing bonds are secured by homeowners' mortgages. As homeowners prepay their mortgages, municipal housing bonds are redeemed at par (100% of face value). Typically, lower yields cause bond prices to increase, but if the market anticipates that a bond may be redeemed in the near term, it is unlikely to value the bonds at a price much above par.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 3

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


ARIZONA PORTFOLIO
CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  7.02%                  2.44%
                  5 Years                  5.20%                  4.30%
          Since Inception*                 6.68%                  6.21%
               SEC Yield**                3.88%
 Taxable Equivalent Yield***               7.48%


FLORIDA PORTFOLIO
CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  5.80%                  1.36%
                  5 Years                  5.29%                  4.38%
                 10 Years                  6.90%                  6.45%
                SEC Yield**                3.78%
 Taxable Equivalent Yield***               7.32%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Arizona Portfolio Inception Date: 6/1/94.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


ARIZONA PORTFOLIO
CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  6.36%                  3.36%
                  5 Years                  4.50%                  4.50%
          Since Inception*(a)              6.23%                  6.23%
                SEC Yield**                3.35%
 Taxable Equivalent Yield***               6.35%


FLORIDA PORTFOLIO
CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  5.08%                  2.08%
                  5 Years                  4.57%                  4.57%
                 10 Years(a)               6.45%                  6.45%
                SEC Yield**                3.24%
 Taxable Equivalent Yield***               6.28%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Arizona Portfolio Inception Date: 6/1/94.

(a)  Assumes conversion of Class B shares into Class A shares after six years.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 5

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


ARIZONA PORTFOLIO
CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                       NAV Returns            SEC Returns
                   1 Year                  6.36%                  5.36%
                  5 Years                  4.50%                  4.50%
          Since Inception*                 5.95%                  5.95%
                SEC Yield**                3.35%
 Taxable Equivalent Yield***               6.35%


FLORIDA PORTFOLIO
CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  5.08%                  4.08%
                  5 Years                  4.57%                  4.57%
                 10 Years                  6.15%                  6.15%
                SEC Yield**                3.24%
 Taxable Equivalent Yield***               6.28%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Arizona Portfolio Inception Date: 6/1/94.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS

MASSACHUSETTS PORTFOLIO
CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                       NAV Returns            SEC Returns
                   1 Year                  5.69%                  1.21%
                  5 Years                  4.56%                  3.66%
                 10 Years                  6.97%                  6.51%
                SEC Yield**                3.89%
 Taxable Equivalent Yield***               7.77%


MICHIGAN PORTFOLIO
CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  5.43%                  0.93%
                  5 Years                  5.70%                  4.78%
                 10 Years                  7.41%                  6.95%
                SEC Yield**                3.74%
 Taxable Equivalent Yield***               7.22%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 7

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


MASSACHUSETTS PORTFOLIO
CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  4.95%                  1.95%
                  5 Years                  3.84%                  3.84%
                 10 Years(a)               6.54%                  6.54%
                SEC Yield**                3.36%
 Taxable Equivalent Yield***               6.63%


MICHIGAN PORTFOLIO
CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  4.70%                  1.70%
                  5 Years                  4.97%                  4.97%
                 10 Years(a)               6.96%                  6.96%
                SEC Yield**                3.20%
 Taxable Equivalent Yield***               6.11%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


(a)  Assumes conversion of Class B shares into Class A shares after six years.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


MASSACHUSETTS PORTFOLIO
CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                       NAV Returns            SEC Returns
                   1 Year                  4.95%                  3.95%
                  5 Years                  3.84%                  3.84%
                 10 Years                  6.24%                  6.24%
                SEC Yield**                3.37%
 Taxable Equivalent Yield***               6.63%


MICHIGAN PORTFOLIO
CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  4.70%                  3.70%
                  5 Years                  4.97%                  4.97%
                 10 Years                  6.66%                  6.66%
                SEC Yield**                3.21%
 Taxable Equivalent Yield***               6.11%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 9

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


MINNESOTA PORTFOLIO
CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  5.78%                  1.29%
                  5 Years                  5.31%                  4.40%
                 10 Years                  6.52%                  6.06%
                SEC Yield**                3.26%
 Taxable Equivalent Yield***               7.40%


NEW JERSEY PORTFOLIO
CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  6.24%                  1.68%
                  5 Years                  4.09%                  3.19%
                 10 Years                  6.13%                  5.67%
                SEC Yield**                3.51%
 Taxable Equivalent Yield***               7.59%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


MINNESOTA PORTFOLIO
CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  5.15%                  2.15%
                  5 Years                  4.58%                  4.58%
                 10 Years(a)               6.06%                  6.06%
                SEC Yield**                2.70%
 Taxable Equivalent Yield***               6.24%


NEW JERSEY PORTFOLIO
CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  5.38%                  2.38%
                  5 Years                  3.34%                  3.34%
                 10 Years(a)               5.66%                  5.66%
                SEC Yield**                2.96%
 Taxable Equivalent Yield***               6.42%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


(a)  Assumes conversion of Class B shares into Class A shares after six years.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 11

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


MINNESOTA PORTFOLIO
CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  5.15%                  4.15%
                  5 Years                  4.59%                  4.59%
                 10 Years                  5.76%                  5.76%
                 SEC Yield**                2.69%
 Taxable Equivalent Yield***               6.24%


NEW JERSEY PORTFOLIO
CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  5.48%                  4.48%
                  5 Years                  3.36%                  3.36%
                 10 Years                  5.36%                  5.36%
                SEC Yield**                2.95%
 Taxable Equivalent Yield***               6.41%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


OHIO PORTFOLIO
CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  7.09%                  2.55%
                  5 Years                  4.80%                  3.90%
                 10 Years                  6.50%                  6.04%
                SEC Yield**                3.21%
 Taxable Equivalent Yield***               7.51%


PENNSYLVANIA PORTFOLIO
CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  6.91%                  2.38%
                  5 Years                  5.27%                  4.36%
                 10 Years                  6.86%                  6.40%
                SEC Yield**                3.51%
 Taxable Equivalent Yield***               7.53%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 13

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


OHIO PORTFOLIO
CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  6.37%                  3.37%
                  5 Years                  4.06%                  4.06%
                 10 Years(a)               6.05%                  6.05%
                SEC Yield**                2.66%
 Taxable Equivalent Yield***               6.37%


PENNSYLVANIA PORTFOLIO
CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  6.16%                  3.16%
                  5 Years                  4.54%                  4.54%
                 10 Years(a)               6.40%                  6.40%
                SEC Yield**                2.97%
 Taxable Equivalent Yield***               5.84%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


(a)  Assumes conversion of Class B shares into Class A shares after six years.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


OHIO PORTFOLIO
CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  6.26%                  5.26%
                  5 Years                  4.06%                  4.06%
                 10 Years                  5.74%                  5.74%
                SEC Yield**                2.65%
 Taxable Equivalent Yield***               6.37%


PENNSYLVANIA PORTFOLIO
CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  6.16%                  5.16%
                  5 Years                  4.54%                  4.54%
                 10 Years                  6.10%                  6.10%
                SEC Yield**                2.97%
 Taxable Equivalent Yield***               5.84%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 15

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


VIRGINIA PORTFOLIO
CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  6.77%                  2.25%
                  5 Years                  5.21%                  4.31%
          Since Inception*                 6.95%                  6.49%
                SEC Yield**                3.52%
 Taxable Equivalent Yield***               7.64%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Virginia Portfolio Inception Date: 4/29/94.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


VIRGINIA PORTFOLIO
CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  6.05%                  3.05%
                  5 Years                  4.49%                  4.49%
          Since Inception*(a)              6.51%                  6.51%
                SEC Yield**                2.98%
 Taxable Equivalent Yield***               6.53%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Virginia Portfolio Inception Date: 4/29/94.

(a)  Assumes conversion of Class B shares into Class A shares after six years.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 17

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


VIRGINIA PORTFOLIO
CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                                        NAV Returns            SEC Returns
                   1 Year                  6.06%                  5.06%
                  5 Years                  4.49%                  4.49%
          Since Inception*                 6.22%                  6.22%
                SEC Yield**                2.98%
 Taxable Equivalent Yield***               6.53%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Virginia Portfolio Inception Date: 4/29/94.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                     Arizona Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2004 (unaudited)


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        MUNICIPAL BONDS & NOTES-98.6%
        Long-Term Municipal Bonds-93.2%
        Arizona-75.3%
Baa3    Arizona Cap Facs Fin Corp Student
        Hsg Rev
        (Arizona St Univ Proj) Ser 00
        6.25%, 9/01/32(a)                             $ 2,000     $   2,100,020
AAA     Arizona School Brd Fac Rev
        Ser 01
        5.00%, 7/01/19                                  7,230         7,703,492
Aaa     Arizona Student Loan Auth
        Student Loan Rev
        Ser 99B-1 AMT
        5.90%, 5/01/24(a)                               1,500         1,600,530
NR      Dove Mtn Resort Cmnty Fac Dist
        Ser 01
        6.75%, 12/01/16                                 6,200         6,407,328
NR      Estrella Mtn Ranch Cmnty Fac Dist
        (Golf Village) Ser 01A
        7.875%, 7/01/25                                 7,789         8,518,440
NR      Estrella Mtn Ranch Cmty Fac Dist
        (Desert Village)
        7.375%, 7/01/27                                 2,000         2,053,120
NR      Gilbert Utility Rev
        (Municipal Prop Corp) Ser 01
        6.40%, 4/01/16                                  1,350         1,356,088
BBB+    Glendale Ind Dev Auth Ed Fac
        (Midwestern Univ) Ser 01A
        5.875%, 5/15/31                                 3,770         3,990,092
AAA     Glendale Ind Dev Auth Ed Fac
        (Midwestern Univ) CONNIE LEE
        Ser 96A
        6.00%, 5/15/26                                    475           518,705
AAA     Glendale Tax Rev
        AMBAC Ser 03A
        5.00%, 7/01/33                                  5,000         5,190,750
AAA     Glendale Wtr & Swr Rev
        AMBAC Ser 03
        5.00%, 7/01/28                                  3,000         3,128,310
NR      Goodyear Cmnty Fac Dist
        (Palm Valley) Ser 96C
        7.25%, 7/01/16                                  3,967         4,216,286
NR      Goodyear IDA Water & Sewer Rev
        (Litchfield Pk Svc Proj) Ser 99 AMT
        5.95%, 10/01/23                                 3,160         3,269,778
NR      Hassayampa Cmnty Fac Dist
        Ser 96
        7.75%, 7/01/21                                  5,855         6,263,561


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 19

                                     Arizona Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
NR      Hassayampa Cmnty Fac Dist #2
        (Forest Ridge Estates) Ser 00
        7.50%, 7/01/24                                $   905     $   1,006,242
AAA     Maricopa Cnty Hosp Rev
        (Catholic Healthcare Center) MBIA
        Ser 93
        10.10%, 7/01/13(b)                              2,700         2,822,310
Aaa     Maricopa Cnty MFHR
        (Syl-Mar Apts Proj) GNMA Ser 01 AMT
        6.10%, 4/20/36(a)                               2,470         2,675,702
AAA     Maricopa Cnty MFHR
        (Tierra Antigua Proj)
        AMBAC Ser 01A-1 AMT
        5.40%, 6/01/34                                  2,765         2,832,660
AAA     Maricopa Cnty Sch Dist No. 28
        (Kyrene Elem) FGIC Ser 95B
        6.00%, 7/01/14                                  2,000         2,024,240
AAA     Maricopa Cnty SFMR
        (Mortgage Rev)
        GNMA/FNMA/FHLMC AMT
        Ser 00-1C
        6.25%, 12/01/30                                   720           739,721
        Ser 01
        5.63%, 3/01/33                                  1,655         1,687,587
        Ser 02-B1
        6.20%, 3/01/34                                  1,655         1,820,186
BBB     Maricopa Cnty Util Rev
        (Citizens Utilities) Ser 95 AMT
        6.20%, 5/01/30                                  1,550         1,566,647
AAA     Mesa Cnty IDA Health Fac
        (Discovery Hlth Sys) MBIA Ser 99A
        5.75%, 1/01/25                                 15,000        16,713,899
AAA     Mohave Cnty IDA MFHR
        (Chris & Silver Ridge) GNMA Ser 96
        6.375%, 11/01/31                                  295           318,919
AAA     Oro Valley Wtr Rev
        MBIA Ser 03
        5.00%, 7/01/23                                  1,195         1,257,212
AAA     Phoenix Airport Rev
        FGIC Ser 02B AMT
        5.75%, 7/01/15                                  1,000         1,127,720
A3      Phoenix Hlth Facs Auth Hosp Rev
        (Children's Hospital) Ser 02A
        6.00%, 2/15/32(a)                               6,700         5,927,423
AA      Phoenix IDA MFHR
        (Woodstone & Silver Springs) Asset Gty
        Ser 93
        6.25%, 4/01/23                                  1,950         1,967,375


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                     Arizona Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AAA     Phoenix IDA SFMR
        (Mortgage Rev), GNMA Ser 02A-1 AMT
        5.75%, 9/01/33                                  $ 740     $     765,138
AAA     Pima Cnty IDA MFHR
        (La Hacienda) GNMA Ser 99
        7.00%, 12/20/31                                 1,290         1,409,351
AAA     Pima Cnty IDA SFMR
        (Mortgage Rev) GNMA/FNMA AMT
        Ser 99B-1
        6.10%, 5/01/31                                  1,155         1,208,915
        Ser 01A-1
        5.35%, 11/01/24                                   320           326,973
AAA     Pinal Cnty Prop Corp.
        AMBAC Ser 01
        5.125%, 6/01/21                                 1,000         1,066,110
NR      Pronghorn Ranch Cmnty Fac Dist
        Ser 01
        7.00%, 7/15/27                                  2,000         2,084,000
BBB+    Scottsdale IDA Hosp Rev
        (Scottsdale Healthcare) Ser 01
        5.80%, 12/01/31                                 3,250         3,442,335
A       Show Low Assessment Dist # 6
        (Torreon) ACA Ser 00
        6.00%, 1/01/18                                    975         1,075,318
AAA     South Campus Group LLC
        (Univ of AZ Student Hsg) MBIA
        5.625%, 9/01/23                                   640           720,294
        5.625%, 9/01/28                                 1,250         1,392,313
NR      Stoneridge Cmnty Fac Dist
        Ser 01
        6.75%, 7/15/26                                  4,500         4,729,095
NR      Sundance Cmnty Fac Dist
        Ser 02
        7.75%, 7/01/22                                  2,975         3,034,203
Aaa     Tolleson IDA MFHR
        (Copper Cove) GNMA Ser 01A AMT
        5.50%, 11/20/41(a)                              5,825         6,028,059
AAA     Tucson & Pima Hsg Fin Auth SFMR
        (Mortgage Rev) GNMA/FNMA AMT
        Ser 02A
        5.50%, 1/01/35                                  1,080         1,118,394
        Ser 01
        6.35%, 1/01/34                                  3,720         3,918,499
AAA     Tucson Airport Auth Rev
        AMBAC Ser 01 AMT
        5.35%, 6/01/31                                  6,575         6,860,157
AAA     Tucson Higher Ed
        (University Arizona) AMBAC Ser 02A
        5.00%, 7/15/32                                  1,000         1,034,870


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 21

                                     Arizona Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AAA     University AZ Ctfs Partn
        AMBAC Ser 03
        9.17%, 6/01/15(b)                             $ 4,020     $   5,120,435
AAA     University of Arizona Higher Ed
        FGIC Ser 03
        5.00%, 6/01/21                                  2,385         2,536,114
        5.00%, 6/01/22                                  2,650         2,803,409
NR      Village at Litchfield Park Cmnty Fac Dist
        (Litchfield Pk Svc Proj) Ser 01
        6.375%, 7/15/26                                 3,250         3,365,733
NR      Vistancia Cmnty Fac Dist Ser 02
        6.75%, 7/15/22                                  2,000         2,055,820
AA      Yavapai Cnty Hosp Rev
        (Regional Medical Center) RADIAN
        Ser 03A
        5.25%, 8/01/21                                  4,000         4,223,000
                                                                  -------------
                                                                    161,122,878
                                                                  -------------
        California-0.9%
BBB     California State GO
        5.00%, 2/01/33                                  2,000         1,986,560
                                                                  -------------
        Florida-1.1%
NR      Double Branch Cmnty Dev Dist
        (Oakleaf Village) Ser 02A
        6.70%, 5/01/34                                  1,000         1,062,540
NR      Fiddler's Creek Cmnty Dev Dist
        Ser 99B
        5.80%, 5/01/21(c)                               1,185         1,193,970
                                                                  -------------
                                                                      2,256,510
                                                                  -------------
        New Jersey-1.1%
BBB     New Jersey Tobacco Settlement Rev
        Ser 03
        6.75%, 6/01/39                                  2,500         2,466,625
                                                                  -------------
        Puerto Rico-12.1%
AAA     Puerto Rico Elec Pwr Auth Rev
        XLCA Ser 02-1
        5.25%, 7/01/22                                  8,000         8,682,800
AAA     Puerto Rico GO
        FGIC Ser 02A
        5.00%, 7/01/32                                  5,000         5,236,800
AA      Puerto Rico Hlth Fac
        (Ascension Health) Ser 00A
        6.125%, 11/15/30                                1,500         1,678,335
AAA     Puerto Rico Hsg Fin Corp SFMR
        (Mortgage Rev) GNMA Ser 98A AMT
        5.20%, 12/01/32                                 4,915         5,016,298
AAA     Puerto Rico Hwy & Trans Auth Rev
        FSA Ser 02D
        5.00%, 7/01/32                                  3,400         3,561,024


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                     Arizona Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
BBB     Puerto Rico Tobacco Settlement Rev
        (Childrens Trust Fund) Ser 02
        5.625%, 5/15/43                               $ 1,800     $   1,778,814
                                                                  -------------
                                                                     25,954,071
                                                                  -------------
        Rhode Island-1.2%
BBB     Rhode Island Tobacco Settlement Rev
        Ser 02A
        6.25%, 6/01/42                                    795           740,702
        6.125%, 6/01/32                                 2,000         1,866,920
                                                                  -------------
                                                                      2,607,622
                                                                  -------------
        Texas-0.9%
AAA     Texas Turnpike Auth Rev
        AMBAC Ser 02A
        5.50%, 8/15/39                                  1,750         1,901,200
                                                                  -------------
        Virgin Islands-0.6%
A       Virgin Islands Pub Fin Auth Rev
        Ser 03
        5.00%, 10/01/31                                 1,250         1,279,725
                                                                  -------------
        Total Long-Term Municipal Bonds
          (cost $191,286,041)                                       199,575,191
                                                                  -------------
        Short-Term Municipal Notes(d)-5.4%
        Arizona-3.1%
A-1     Coconino Cnty PCR
        (Navajo Proj) Ser 94A AMT
        1.16%, 10/01/29                                 2,500         2,500,000
A-1     Coconino Cnty PCR
        (Arizona Public Service) Ser 98 AMT
        1.13%, 11/01/33                                 4,200         4,200,000
                                                                  -------------
                                                                      6,700,000
                                                                  -------------
        Minnesota-0.5%
VMIG-1  Minnesota Higher Ed Fac Auth
        (St Olaf College) Ser 02
        1.12%, 10/01/20(a)                              1,000         1,000,000
                                                                  -------------
        New York-0.2%
A-1+    Port Authority NY & NJ
        (Versatile Structure) Ser 95-3
        1.11%, 6/01/20                                    400           400,000
                                                                  -------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 23

                                     Arizona Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        Virginia-1.6%
A-1+    King George Cnty IDR
        (Birchwood Power Partners Proj)
        Ser 95 AMT
        1.15%, 11/01/25                               $ 3,400     $   3,400,000
                                                                  -------------

        Total Short-Term Municipal Notes
          (cost $11,500,000)                                         11,500,000
                                                                  -------------

        Total Investments-98.6%
          (cost $202,786,041)                                       211,075,191
        Other assets less liabilities-1.4%                            2,991,056
                                                                  -------------
        Net Assets-100%                                           $ 214,066,247
                                                                  =============


INTEREST RATE SWAP CONTRACTS (see Note D)


                                                 Rate Type
                                       ------------------------------
                Notional                  Payments        Payment
    Swap         Amount   Termination     made by       received by      Unrealized
Counterparty     (000)        Date      the Portfolio   the Portfolio   Depreciation
--------------  --------  -----------  --------------  --------------  -------------
 JP Morgan      $ 4,020   11/18/2004       1.297%           BMA*          $ (5,984)
                                                         85.10% of
Merrill Lynch    11,100   02/03/2006        BMA*       1 month LIBOR+       (6,882)
                                                                          --------
                                                                          $(12,866)
                                                                          ========


+  LIBOR  (London Interbank Offered Rate)

*  BMA  (Bond Market Association)


See footnote summary on page 67.

See Glossary of Terms on page 67.

See notes to financial statements.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                     Florida Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2004 (unaudited)


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        MUNICIPAL BONDS & NOTES-103.3%
        Long-Term Municipal Bonds-102.7%
        Florida-93.4%
NR      Beacon Tradeport Cmnty Dev Dist
        Ser 02B
        7.25%, 5/01/33                                $ 2,410     $   2,556,528
NR      Bonnet Creek Resort Cmnty Dev Dist
        Ser 02
        7.25%, 5/01/18                                  2,000         2,116,200
Aaa     Brevard Cnty Hsg Fin Auth SFMR
        (Mortgage Rev) FHA Ser 94 AMT
        6.70%, 9/01/27(a)                                 405           416,421
AAA     Broward County COP
        MBIA Ser 03
        5.00%, 7/01/28                                  3,000         3,128,310
Baa3    Capital Trust Agy Arpt Fac
        (Cargo Acq Grp) Ser 02 AMT
        6.25%, 1/01/19(a)                                 500           508,010
        (Cargo Acq Grp) Ser 03 AMT
        5.75%, 1/01/32(a)                               2,000         1,930,000
NR      Concorde Estates Cmnty Dev Dist
        Ser 04B
        5.00%, 5/01/11                                  1,600         1,583,056
NR      Crossings at Fleming Island
        Cmnty Dev Dist
        (Eagle Harbor) Ser 00C
        7.10%, 5/01/30                                  2,240         2,385,242
A       Dade Cnty Hsg Fin Auth MFHR
        (Golden Lakes Apts) Ser 97A AMT
        6.00%, 11/01/32(c)                                250           256,640
        6.05%, 11/01/39(c)                                750           778,260
AAA     Deltona Util Sys Rev
        MBIA Ser 03
        5.125%, 10/01/27                                2,440         2,587,669
AAA     Escambia Cnty Hsg Fin Auth SFMR
        (Mortgage Rev) GNMA Ser 95B AMT
        6.25%, 4/01/28                                  8,670         9,342,809
Baa2    Escambia Cnty PCR
        (Champion Int'l Corp) Ser 96 AMT
        6.40%, 9/01/30(a)                               5,000         5,211,700
AAA     Florida Hsg Fin Agy MFHR
        (Turtle Creek Apts) AMBAC Ser 96C AMT
        6.20%, 5/01/36                                  3,245         3,386,385
AAA     Florida Hsg Fin Agy SFMR
        (Mortgage Rev) Ser 95A AMT
        6.65%, 1/01/24                                  2,590         2,664,825


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 25

                                     Florida Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
Aaa     Florida Hsg Fin Corp MFHR
        (Cobblestone Apts)
        GNMA Ser 00K-1 AMT
        6.10%, 6/01/42(a)                             $ 7,815     $   8,333,213
AAA     Florida Hsg Fin Corp MFHR
        (Logans Pointe Apts) FSA Ser 99 AMT
        6.00%, 6/01/39                                  5,080         5,363,210
AAA     Florida Hsg Fin Corp MFHR
        (Mystic Pointe II) GNMA Ser 00 AMT
        6.30%, 12/01/41                                 1,165         1,254,414
AAA     Florida Hsg Fin Corp MFHR
        (Raintree Apts) GNMA Ser 00 AMT
        6.05%, 3/01/42                                  5,885         6,246,457
AAA     Florida Hsg Fin Corp MFHR
        (Sabal Chase Apts) FSA Ser 00 AMT
        6.00%, 5/01/40                                  3,650         3,826,587
A       Florida Hsg Fin Corp MFHR
        (Spring Harbor Apts) Ser 99C-1 AMT
        5.90%, 8/01/39                                  2,540         2,646,274
AAA     Florida Hsg Fin Corp MFHR
        (Walker Ave Club) FSA Ser 00L-1 AMT
        6.00%, 12/01/38                                 3,435         3,623,204
AAA     Florida Hsg Fin Corp MFHR
        (Waverly Apts) FSA Ser 00C-1 AMT
        6.50%, 7/01/40                                  2,790         3,018,138
AAA     Florida State Brd Ed Lottery Rev
        Ser 03A
        5.00%, 7/01/19                                  4,890         5,319,635
NR      Gateway Cmnty Dev Dist
        (Sun City Crt-Fort Meyers) Ser 03B
        5.50%, 5/01/10                                    975           992,258
AAA     Greater Orlando Aviation Arpt Fac
        (Orlando Airport) FSA Ser 02A
        5.125%, 10/01/32                                2,530         2,644,179
NR      Hamal Cmnty Dev Dist
        Ser 01
        6.65%, 5/01/21                                  1,100         1,155,704
AAA     Hernando Cnty Cap Impt Rev
        MBIA Ser 04
        5.00%, 2/01/24                                  1,445         1,507,597
NR      Herons Glen Recreation District
        Ser 99
        5.90%, 5/01/19                                  2,680         2,730,438
A-      Highlands Cnty Hlth Facs Auth
        (Adventist/Sunbelt Hosp) Ser 01A
        6.00%, 11/15/31                                 2,000         2,137,620
AAA     Hillsborough Cnty Arpt Auth
        (Tampa Int'l Arpt) FGIC Ser 96A AMT
        6.00%, 10/01/23                                 1,500         1,626,300
AAA     Jacksonville Electrical Auth
        AMBAC Ser 02B
        5.00%, 10/01/26(e)                              4,925         5,132,441


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                     Florida Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AA      Jacksonville Electrical Auth
        Series 02A
        5.50%, 10/01/41                               $ 3,750     $   4,018,500
AAA     Jacksonville Electrical Auth
        MBIA Ser 02A
        5.50%, 10/01/41                                 5,000         5,390,450
A+      Jacksonville Electrical Auth
        Ser 02C
        5.00%, 10/01/41                                 2,000         2,029,360
AA-     Lakeland Water Sys Rev
        Ser 02
        5.25%, 10/01/32                                10,000        10,589,399
AAA     Lee Cnty Arpt Rev
        (Southwest Int'l Arpt) FSA Ser 00A AMT
        6.00%, 10/01/32                                18,000        20,091,239
BBB-    Lee Cnty Hlth Facs Auth Rev
        (Shell Point) Ser 99A
        5.50%, 11/15/29                                 2,000         1,951,580
Aaa     Manatee Cnty Hsg Fin Agy SFMR
        (Mortgage Rev) GNMA
        Ser 96-1 AMT
        5.625%, 11/01/14(a)                               110           110,135
        Ser 99 AMT
        6.25%, 11/01/28(a)                              1,595         1,640,266
NR      Marshall Creek Cmnty Dev Dist
        Ser 02A
        6.625%, 5/01/32                                 1,000         1,048,220
BB      Miami Beach Hlth Facs Auth Rev
        (Mt Sinai Med Ctr) Ser 01A
        6.80%, 11/15/31                                 4,100         4,147,478
A       Miami-Dade Cnty Hsg Fin Agy MFHR
        (Cntry Club Villas Apts) Ser 99A AMT
        6.20%, 10/01/39                                 5,145         5,421,698
Aaa     Miami-Dade Cnty Hsg Fin Agy SFMR
        (Mortgage Rev) GNMA/FNMA AMT
        6.00%, 10/01/32(a)                              1,755         2,337,818
AAA     Miami-Dade Cnty Hsg Fin Auth MFHR
        (Marbrisa Apts) FSA Ser 00-2A AMT
        6.15%, 8/01/38                                  1,515         1,633,912
NR      Miromar Lakes Cmnty Dev Dist
        Ser 00A
        7.25%, 5/01/12                                  3,830         4,067,154
        7.375%, 5/01/32                                 6,390         6,786,244
A-      North Broward Hosp Rev
        Ser 01
        6.00%, 1/15/31                                  2,700         2,866,617
Aa3     North Miami Hlth Facs Auth Rev
        (Catholic Hlth Svcs Oblig Grp) Ser 96
        6.00%, 8/15/24(a)                               1,200         1,253,436


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 27

                                     Florida Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
NR      Northern Palm Beach Cnty Impt Dist
        (Unit Development 27B) Ser 02
        6.40%, 8/01/32                                $ 1,135     $   1,166,519
NR      Northern Palm Beach Cnty Impt Dist
        (Mirasol Unit #43)
        6.10%, 8/01/21                                    750           782,198
        6.125%, 8/01/31                                 1,000         1,031,770
A-      Orange Cnty Hosp Rev
        (Orlando Regional) Ser 02
        5.75%, 12/01/32                                 1,320         1,383,096
A3      Orange Cnty Hsg Fin Auth MFHR
        (Loma Vista Proj) Ser 99G AMT
        5.50%, 3/01/32(a)                               6,500         6,390,410
AA      Orange County Hlth Facs Auth Rev
        (Mayflower Retirement Proj)
        Asset Gty Ser 99
        5.25%, 6/01/29                                  1,060         1,094,196
AA-     Orlando Util Cmnty Wtr & Elec Rev
        Ser 02C
        5.00%, 10/01/27                                 7,000         7,289,800
A       Palm Beach Cnty IDR
        (Lourdes-McKeen Residence) Ser 96
        6.625%, 12/01/26                                4,000         4,600,520
AAA     Palm Beach Cnty Sch Brd COP
        FSA Ser 02D
        5.00%, 8/01/28                                  3,500         3,637,375
AAA     Palm Coast Util Sys Rev
        MBIA Ser 03
        5.00%, 10/01/22                                   750           794,145
Aaa     Pinellas Cnty Hsg Fin Auth SFMR
        (Mortgage Rev) GNMA Ser 94A AMT
        6.55%, 8/01/27(a)                               1,920         1,965,542
NR      Preserve at Wilderness Lake
        Cmnty Dev Dist
        Ser 02A
        7.10%, 5/01/33                                  1,500         1,602,375
A+      South Miami Health Facs Hosp Rev
        (Baptist Health)
        5.25%, 11/15/33                                 2,000         2,053,840
Aaa     St. Johns Cmnty Dev Dist
        (Julington Creek Plantation) Ser 97
        7.125%, 5/01/19(a)                              7,725         9,118,281
Baa2    Tallahassee Hosp Rev
        (Tallahassee Memorial) Ser 00
        6.375%, 12/01/30(a)                             4,500         4,373,280
AA      Tampa Higher Ed
        (Tampa University Proj) RADIAN Ser 02
        5.625%, 4/01/32                                 3,175         3,410,268
AAA     Village Ctr Cmnty Dev Dist
        5.125%, 10/01/28                                1,000         1,052,650


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                     Florida Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
Baa3    Volusia Cnty Ed Fac Auth
        (Embry Riddle Aero Univ) Ser 96A
        6.125%, 10/15/26(a)                           $   925     $     950,484
Baa3    Volusia Cnty Ed Fac Auth
        (Embry Riddle Aero Univ) Ser 99A
        5.75%, 10/15/29(a)                              2,000         1,968,400
NR      Waterlefe Cmnty Dev Dist
        Ser 01
        6.95%, 5/01/31                                    740           792,806
NR      Westchester Cmnty Dev Dist
        Ser 03
        6.00%, 5/01/23                                  2,500         2,560,600
                                                                  -------------
                                                                    229,811,785
                                                                  -------------
        California-2.2%
BBB     California State GO
        5.00%, 2/01/32                                  2,850         2,837,061
        5.00%, 2/01/33                                  2,200         2,185,216
BBB     Golden St Tobacco Securitization Corp.
        Ser 03 -A-1
        6.75%, 6/01/39                                    500           493,325
                                                                  -------------
                                                                      5,515,602
                                                                  -------------
        Connecticut-4.5%
AAA     Connecticut State GO
        MBIA Ser 04B
        5.00%, 12/01/16                                10,000        11,020,499
                                                                  -------------
        New Jersey-0.5%
BBB     New Jersey Tobacco Settlement Rev
        Ser 02
        5.75%, 6/01/32                                  1,250         1,162,888
                                                                  -------------
        Ohio-1.3%
NR      Cleveland Cuyahoga Port Auth
        Ser 01
        7.35%, 12/01/31                                 3,000         3,158,400
                                                                  -------------
        Rhode Island-0.4%
BBB     Rhode Island Tobacco Settlement Rev
        Ser 02A
        6.125%, 6/01/32                                   950           886,787
                                                                  -------------
        Washington-0.4%
BBB     Washington Tobacco Settlement Rev
        Ser 02
        6.50%, 6/01/26                                  1,045         1,027,789
                                                                  -------------
        Total Long-Term Municipal Bonds
          (cost $239,595,158)                                       252,583,750
                                                                  -------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 29

                                     Florida Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        Short-Term Municipal Notes(d)-0.6%
        California-0.6%
A-1+    California State GO
        Ser 03A-2
        1.08%, 5/01/33                                 $  500     $     500,000
A-1+    Los Angeles Dept of Wtr and Pwr
        Ser 01B-2
        1.10%, 7/01/35                                  1,000         1,000,000
                                                                  -------------
        Total Short-Term Municipal Notes
          (cost $1,500,000)                                           1,500,000
                                                                  -------------
        Total Investments-103.3%
          (cost $241,095,158)                                       254,083,750
        Other assets less liabilities-(3.3%)                         (8,056,779)
                                                                  -------------
        Net Assets-100%                                           $ 246,026,971
                                                                  =============

FINANCIAL FUTURES CONTRACTS (see Note D)


                                                                Value at
                Number of             Expiration    Original    March 31,    Unrealized
    Type        Contracts   Position     Month       Value        2004      Appreciation
-------------  ----------  ---------  -----------  ----------  ----------  --------------
U.S. Treasury
  Note                                   June
  10 Yr Futures    10        Long        2004      $1,153,006   $1,154,063     $ 1,057

                                         June
10 Yr Muni Index   21        Long        2004       2,182,423    2,190,563       8,140
                                                                               -------
                                                                               $ 9,197
                                                                               =======


INTEREST RATE SWAP CONTRACTS (see Note D)


                                                  Rate Type
                                       ------------------------------
                Notional                   Payment        Payments
     Swap        Amount   Termination      made by       received by     Unrealized
 Counterparty     (000)       Date      the Portfolio   the Portfolio   Depreciation
--------------  --------  -----------  --------------  --------------  -------------
                                                          85.10% of
Merrill Lynch   $12,900   02/03/2006        BMA*       1 month LIBOR+     $(7,998)


+  LIBOR  (London Interbank Offered Rate)

*  BMA  (Bond Market Association)


See footnote summary on page 67.

See Glossary of Terms on page 67.

See notes to financial statements.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                               Massachusetts Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------

MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2004 (unaudited)


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        MUNICIPAL BONDS-102.4%
        Long-Term Municipal Bonds-102.4%
        Massachusetts-76.7%
BBB-    Massachusetts Hlth Fac
        (Boston Biomedical) Ser 99
        5.75%, 2/01/29                                $ 1,800     $   1,806,876
A       Massachusetts Dev Fin Agy
        (Massachusetts Biomedical) Ser 00C
        6.25%, 8/01/20                                  3,000         3,334,740
BBB     Massachusetts Ed Fac
        (Massachusetts College of Pharmacy)
        Ser 99B
        6.75%, 7/01/30                                  5,350         5,849,048
BBB     Massachusetts Ed Fac
        (Suffolk Univ) Ser 99
        5.85%, 7/01/29                                  1,375         1,445,263
AA      Massachusetts Dev Fin Agy
        (Worcester Redev) Asset Gty Ser 99
        5.25%, 6/01/19                                  2,350         2,505,782
        6.00%, 6/01/24                                  1,300         1,310,010
AAA     Massachusetts Ed Fin Auth
        (Educational Loan) MBIA Ser 00G AMT
        6.00%, 12/01/16                                 1,600         1,679,472
AA      Massachusetts Hlth & Ed Fac Auth
        (Berkshire Healthcare) Asset Gty Ser 01E
        5.70%, 10/01/25                                 4,000         4,341,560
AAA     Massachusetts Hlth & Ed Fac Auth
        (Beth Israel) AMBAC Ser 92
        10.65%, 7/01/25(b)                              2,000         2,041,580
AA      Massachusetts Hlth & Ed Fac Auth
        (Cape Cod Healthcare) Asset Gty Ser 01C
        5.25%, 11/15/31                                 2,750         2,852,823
A-      Massachusetts Hlth & Ed Fac Auth
        (Covenant Medical Center) Ser 02
        6.00%, 7/01/31                                  3,500         3,676,890
AAA     Massachusetts Hlth & Ed Fac Auth
        (New England Med Ctr) FGIC Ser 02H
        5.00%, 5/15/25                                  2,000         2,061,740
AA-     Massachusetts Hlth & Ed Fac Auth
        (Partners Healthcare System) Ser 01C
        5.75%, 7/01/32                                  5,000         5,344,250
AA      Massachusetts Hlth & Ed Fac Auth
        (Springfield College) Radian Ser 03
        5.125%, 10/15/23                                1,000         1,039,170
AAA     Massachusetts Hlth & Ed Fac Auth
        (University of Mass Proj) MBIA Ser 02C
        5.25%, 10/01/31(e)                              7,440         7,889,301


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 31

                               Massachusetts Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
BBB     Massachusetts Hlth & Ed Fac Auth
        (Winchester Hosp) Ser 00E
        6.75%, 7/01/30                                $ 4,500     $   4,835,115
AA+     Massachusetts Hlth & Ed Facs Auth
        (Wellesley College)
        5.00%, 7/01/33                                  2,755         2,855,888
AAA     Massachusetts Hsg Fin Agy MFHR
        (Harbor Point) AMBAC Ser 96A AMT
        6.40%, 12/01/15                                 4,880         5,158,843
AAA     Massachusetts Hsg Fin Agy MFHR
        (Rental Mtg) AMT
        AMBAC Ser 00A
        6.00%, 7/01/41                                  4,900         5,182,730
        AMBAC Ser 95E
        6.00%, 7/01/37                                  2,680         2,776,587
        MBIA Ser 00H
        6.65%, 7/01/41                                 10,875        11,807,313
AAA     Massachusetts Hsg Fin Agy SFMR
        (Mortgage Rev) FSA Ser 73 AMT
        5.90%, 12/01/23                                   560           580,042
AA      Massachusetts Hsg Fin Agy SFMR
        (Mortgage Rev) Ser 40 AMT
        6.65%, 12/01/27                                 3,155         3,258,011
AAA     Massachusetts Ind Fin Agy MFHR
        (Heights Crossing) FHA Ser 95 AMT
        6.15%, 2/01/35                                  7,000         7,419,790
AAA     Massachusetts Port Auth Spec Fac
        (US Air Proj) MBIA Ser 96A AMT
        5.875%, 9/01/23                                 4,000         4,178,000
AAA     Massachusetts Port Auth Spec Fac
        (Bosfuel Corp) MBIA Ser 97 AMT
        6.00%, 7/01/36                                  6,155         6,749,881
AA-     Massachusetts St GO
        Ser 02
        Pre Refunded
        5.25%, 11/01/30                                 3,075         3,504,670
        Un Refunded
        5.25%, 11/01/30                                 1,925         2,193,980
AA-     Massachusetts St GO
        Ser 04
        7.46%, 8/01/16(b)                               5,000         6,151,900
AAA     University of Massachusetts Bldg Auth
        AMBAC Ser 03-1
        5.25%, 11/01/23                                 2,000         2,149,360
                                                                  -------------
                                                                    115,980,615
                                                                  -------------
        Arizona-7.3%
NR      Dove Mtn Resort Cmnty Fac Dist
        Ser 01
        6.75%, 12/01/16                                 2,205         2,278,735


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                               Massachusetts Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
NR      Goodyear IDA Water & Sewer Rev
        (Litchfield Pk Svc Proj) Ser 01 AMT
        6.75%, 10/01/31                               $ 5,160     $   5,438,330
NR      Stoneridge Cmnty Fac Dist
        Ser 01
        6.75%, 7/15/26                                  3,115         3,273,585
                                                                  -------------
                                                                     10,990,650
                                                                  -------------
        California-1.4%
BBB     California State GO
        Ser 04
        5.00%, 2/01/33                                  1,000           993,280
NR      Roseville Cmnty Fac Dist
        (Woodcreek East) Ser 00
        6.375%, 9/01/27                                 1,070         1,126,025
                                                                  -------------
                                                                      2,119,305
                                                                  -------------
        Colorado-3.8%
Aaa     Larimer Weld & Boulder Cnty Sch Dist
        FSA Ser 04A
        5.00%, 12/15/05(a)                              4,015         4,199,770
        5.00%, 12/15/08(a)                              1,430         1,588,287
                                                                  -------------
                                                                      5,788,057
                                                                  -------------
        Florida-1.2%
NR      Crossings at Fleming Island CDD
        (Eagle Harbor) Ser 00C
        7.10%, 5/01/30                                  1,750         1,863,470
                                                                  -------------
        Nevada-1.4%
NR      Clark Cnty Impt Dist No. 142
        Ser 03
        6.10%, 8/01/18                                  1,000         1,015,490
NR      Henderson Loc Impt Dist
        Ser 03
        5.80%, 3/01/23                                  1,000         1,039,720
                                                                  -------------
                                                                      2,055,210
                                                                  -------------
        Puerto Rico-9.4%
AAA     Puerto Rico Comwlth Hwy & Tran Auth Rev
        FGIC Ser 03
        7.865%, 7/01/14                                 4,315         5,542,100
AAA     Puerto Rico Elec Pwr Auth
        XLCA Ser 02-1
        5.25%, 7/01/22                                  6,400         6,946,240
BBB     Puerto Rico Tobacco Settlement Rev
        (Childrens Trust Fund) Ser 02
        5.625%, 5/15/43                                 1,800         1,778,814
                                                                  -------------
                                                                     14,267,154
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 33

                               Massachusetts Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        Rhode Island-1.2%
BBB     Rhode Island Tobacco Settlement Rev
        Ser 02A
        6.125%, 6/01/32                               $ 1,950     $   1,820,247
                                                                  -------------
        Total Investments-102.4%
          (cost $145,441,247)                                       154,884,708
        Other assets less liabilities-(2.4%)                         (3,585,774)
                                                                  -------------
        Net Assets-100%                                           $ 151,298,934
                                                                  =============

FINANCIAL FUTURES CONTRACTS (see Note D)


                                                         Value at    Unrealized
                Number of             Expiration    Original    March 31,    Appreciation/
     Type       Contracts   Position     Month        Value       2004      (Depreciation)
-------------  ----------  ---------  -----------  ----------  -----------  --------------
U.S. Treasury
  Note                                   June
  2 Yr Futures    25         Short       2004      $5,358,500   $5,379,297     $(20,797)

U.S. Treasury
  Note                                   June
  5 Yr Futures    11         Short       2004       1,234,881    1,249,188      (14,307)

U.S. Treasury
  Note                                   June
  10 Yr Futures    7          Long       2004         796,659      807,844       11,185
                                                                               --------
                                                                               $(23,919)
                                                                               ========


INTEREST RATE SWAP CONTRACTS (see Note D)


                                                 Rate Type
                                       ------------------------------
                Notional                  Payment         Payment        Unrealized
      Swap       Amount   Termination     made by       received by     Appreciation/
 Counterparty     (000)       Date     the Portfolio   the Portfolio   (Depreciation)
--------------  --------  -----------  --------------  --------------  -------------
   JP Morgan     $5,445     9/17/04         BMA*           1.12%          $  2,801
   JP Morgan      4,315    11/18/04        1.297%           BMA*            (6,423)
 Merrill Lynch    5,000     1/29/05        1.25%            BMA*           (10,350)
                                                          85.10% of
 Merrill Lynch    8,000     2/03/06         BMA*       1 month LIBOR+       (4,960)
                                                                          --------
                                                                          $(18,932)
                                                                          ========


+  LIBOR  (London Interbank Offered Rate)

*  BMA  (Bond Market Association)


See footnote summary on page 67.

See Glossary of Terms on page 67.

See notes to financial statements.


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                    Michigan Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2004 (unaudited)


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        MUNICIPAL BONDS & NOTE-98.3%
        Long-Term Municipal Bonds-98.0%
        Michigan-73.0%
Aa1     Allen Park Pub Sch Dist
        Ser 03
        7.40%, 5/01/18(a)(b)                          $ 6,400     $   7,700,736
AAA     Cedar Springs Pub Sch Dist
        Ser 03
        5.00%, 5/01/28                                  4,335         4,514,512
AAA     Detroit School Board
        (School Board Loan Fund) FSA Ser 01A
        5.125%, 5/01/31                                 2,900         3,021,452
BB-     Detroit Tax Increment
        (Diamler/Chrysler Assembly Plant)
        Ser 98A
        5.50%, 5/01/21                                  1,720         1,421,941
AAA     Detroit Water Supply System
        FGIC Ser 01B
        5.50%, 7/01/33                                  3,550         3,950,866
Aaa     Emmet Cnty Bldg Auth
        AMBAC Ser 03
        5.00%, 5/01/17(a)                               1,355         1,463,630
AAA     Kalamazoo Hosp Fin Auth
        (Borgess Med Ctr) FGIC Ser 94A
        9.31%, 6/01/11(b)                               2,360         2,478,732
AAA     Lansing Water & Elec System
        FSA Ser 03A
        5.00%, 7/01/25                                  2,200         2,294,094
BBB     Michigan Higher Ed Fac
        (Hope College) Ser 02A
        5.90%, 4/01/32                                  3,465         3,675,326
AAA     Michigan Higher Ed Student Loan Auth
        AMBAC Ser 17G AMT
        5.20%, 9/01/20                                  3,500         3,689,805
A+      Michigan Hosp Fin Auth
        (Crittenton Hospital) Ser 02A
        5.625%, 3/01/27                                 3,000         3,139,860
AA-     Michigan Hosp Fin Auth
        (Trinity Health) Ser 00A
        6.00%, 12/01/27                                 5,485         5,954,516
AAA     Michigan Hsg Dev Auth MFHR
        (Rental Rev) AMBAC Ser 97A AMT
        6.10%, 10/01/33                                 7,400         7,746,838
Aaa     Michigan Hsg Dev Auth MFHR
        (Arbor Pointe) GNMA Ser 99
        5.40%, 6/20/40(a)                               1,810         1,859,829
AAA     Michigan Hsg Dev Auth MFHR
        (Danbury Manor) FNMA Ser 02A AMT
        5.30%, 6/01/35                                  2,575         2,657,374


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 35

                                    Michigan Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
Aaa     Michigan Hsg Dev Auth MFHR
        (Oakbrook Villa Proj)
        GNMA Ser 00A AMT
        6.50%, 1/20/42(a)                             $ 2,985     $   3,238,934
Aaa     Michigan Hsg Dev Auth MFHR
        (Rental Rev) Ser 02A AMT
        5.50%, 10/20/43(a)                              2,000         2,068,560
AAA     Michigan Hsg Dev Auth SFMR
        (Mortgage Rev) MBIA Ser 02B AMT
        5.50%, 6/01/30                                  1,100         1,131,933
AAA     Michigan Pub Pwr Agy Rev
        (Belle River) MBIA Ser 02
        12.96%, 7/01/11(b)                              1,200         1,759,080
AAA     Michigan State
        (Trunk Line Fund) FSA Ser 01A
        5.25%, 11/01/30                                 4,000         4,219,440
A-      Michigan Strategic Fund
        (Detroit Edison) Ser 01B AMT
        5.65%, 9/01/29                                  2,250         2,366,482
AAA     Michigan Strategic Fund
        (Detroit Edison) XLCA Ser 02C AMT
        5.45%, 12/15/32                                 3,000         3,178,620
AAA     Michigan Strategic Fund
        (Detroit Edison) MBIA Ser 95AA
        6.40%, 9/01/25                                  2,665         2,899,280
AAA     Michigan Strategic Fund Hlth Fac
        (Autumn Wood) GNMA Ser 02A
        5.20%, 12/20/22                                 3,000         3,142,620
NR      Michigan Strategic Fund Hlth Fac
        (Holland Home) Ser 98
        5.75%, 11/15/18                                 1,000         1,014,190
        5.75%, 11/15/28                                 1,000         1,011,980
BBB     Michigan Strategic Fund
        (General Motors Corp.) Ser 95
        6.20%, 9/01/20                                  1,000         1,035,250
BB-     Midland Cnty PCR
        (CMS Energy) Ser 00A AMT
        6.875%, 7/23/09                                 2,000         2,096,620
AAA     North Muskegon Sch Dist
        Ser 03
        5.25%, 5/01/28                                  1,500         1,599,105
AAA     Olivet School Board Fund
        Ser 02
        5.125%, 5/01/28                                 1,065         1,118,836
AAA     Ovid Elsie School Board Fund
        Ser 02
        5.00%, 5/01/25                                  2,650         2,766,282


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                    Michigan Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
BB+     Pontiac Tax Increment Fin Auth
        (Dev Area #3) Ser 02
        6.25%, 6/01/22                                $ 2,780     $   2,901,736
        6.375%, 6/01/31                                 3,250         3,316,235
BBB+    Romulus Tax Increment Fin Auth
        Ser 94
        6.75%, 11/01/19                                 1,585         1,696,489
AAA     Royal Oak Hosp Fin Auth
        (William Beaumont Hosp) MBIA Ser 01M
        5.25%, 11/15/35                                 3,200         3,350,976
A       Saginaw Hosp Fin Auth
        (Convenant Medical Ctr) Ser 00F
        6.50%, 7/01/30                                  2,520         2,755,721
AAA     Wayne Charter Cnty
        (Detroit Metro Arpt Hotel) MBIA Ser 01A
        5.00%, 12/01/30                                 2,930         3,025,401
AAA     Whitmore Lake Pub Sch Dis
        Ser 03
        5.00%, 5/01/24                                  1,975         2,065,791
                                                                  -------------
                                                                    109,329,072
                                                                  -------------
        California-3.4%
BBB     California State GO
        Ser 04
        5.00%, 2/01/33                                  1,000           993,280
AA-     California Health Fac Fin Auth
        (Sutter Heath) Ser 00A
        6.25%, 8/15/35                                  3,600         4,054,968
                                                                  -------------
                                                                      5,048,248
                                                                  -------------
        Florida-7.2%
Baa3    Capital Trust Agy Rev
        (Cargo Acq Grp) Ser 03 AMT
        5.75%, 1/01/32(a)                               1,500         1,453,395
NR      Collier Cnty Cmnty Dev Dist
        (Fiddlers Creek) Ser 96
        7.50%, 5/01/18                                  1,810         1,925,894
NR      Crossings at Fleming Island
        Cmnty Dev Dist
        (Eagle Harbor) Ser 00C
        7.10%, 5/01/30                                  1,835         1,953,981
NR      Double Branch Cmnty Dev Dist
        (Oakleaf Village) Ser 02A
        6.70%, 5/01/34                                  1,000         1,062,540
NR      Gateway Cmnty Dev Dist
        (Sun City) Ser 03B
        5.50%, 5/01/10                                    985         1,002,435
NR      Miromar Lakes Cmnty Dev Dist
        Ser 00A
        7.375%, 5/01/32                                 1,000         1,062,010


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 37

                                    Michigan Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
NR      Northern Palm Beach Asses Dist
        (Unit Development 27B) Ser 02
        6.40%, 8/01/32                                  $ 835     $     858,188
NR      Waterlefe Cmnty Dev Dist
        Ser 01B
        6.25%, 5/01/10                                  1,435         1,460,974
                                                                  -------------
                                                                     10,779,417
                                                                  -------------
        Illinois-0.6%
NR      Antioch Village Spl Svc Area
        (Clublands Proj) Ser 03
        6.625%, 3/01/33                                   500           501,115
NR      Antioch Village Spl Svc Area
        (Deercrest Proj) Ser 03
        6.625%, 3/01/33                                   500           501,115
                                                                  -------------
                                                                      1,002,230
                                                                  -------------
        Puerto Rico-11.6%
AAA     Puerto Rico Elec Pwr Auth Rev
        XLCA Ser 02-1
        5.25%, 7/01/22                                  5,000         5,426,750
AAA     Puerto Rico Hsg Fin Corp SFMR
        (Mortgage Rev) GNMA AMT
        Ser 98
        5.20%, 12/01/32                                 1,215         1,240,041
        Ser 01B
        5.50%, 12/01/23                                 2,240         2,291,654
AAA     Puerto Rico Hsg Fin Corp SFMR
        (Mortgage Rev) Ser 01C AMT
        5.30%, 12/01/28                                 1,965         2,004,693
AA      Puerto Rico Ind Fin Auth Hlth Fac
        (Ascension Health) Ser 00A
        6.125%, 11/15/30                                3,000         3,356,670
AAA     Puerto Rico Pub Fin Corp
        MBIA Ser 01A
        5.00%, 8/01/31                                  2,875         3,000,091
                                                                  -------------
                                                                     17,319,899
                                                                  -------------
        Rhode Island-2.2%
BBB     Rhode Island Tobacco Settlement Rev
        Ser 02A
        6.125%, 6/01/32                                 2,000         1,866,920
        6.25%, 6/01/42                                  1,555         1,448,794
                                                                  -------------
                                                                      3,315,714
                                                                  -------------
        Total Long-Term Municipal Bonds
          (cost $140,118,199)                                       146,794,580
                                                                  -------------

_______________________________________________________________________________

38 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                    Michigan Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        Short-Term Municipal Note(d)-0.3%
        Michigan-0.3%
VMIG-1  Michigan Strategic Fund Ltd
        (Henry Ford Museum) Ser 02
        1.10%, 12/01/33(a)                              $ 500     $     500,000
                                                                  -------------
        Total Short-Term Municipal Note
          (cost $500,000)                                               500,000
                                                                  -------------
        Total Investments-98.3%
          (cost $140,618,199)                                       147,294,580
        Other assets less liabilities-1.7%                            2,472,038
                                                                  -------------
        Net Assets-100%                                           $ 149,766,618
                                                                  =============


INTEREST RATE SWAP CONTRACTS (see Note D)


                                                 Rate Type
                                       ------------------------------
                Notional                  Payment         Payment
      Swap       Amount   Termination     made by       received by     Unrealized
 Counterparty     (000)      Date      the Portfolio   the Portfolio   Depreciation
--------------  --------  -----------  --------------  --------------  -------------
  JP Morgan      $9,215     11/18/04       1.297%            BMA*        $(13,717)
                                                          85.10% of
Merrill Lynch     8,000     02/03/06        BMA*       1 month LIBOR+      (4,960)
                                                                         --------
                                                                         $(18,677)
                                                                         ========


+  LIBOR  (London Interbank Offered Rate)

*  BMA  (Bond Market Association)


See footnote summary on page 67.

See Glossary of Terms on page 67.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 39

                                   Minnesota Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2004 (unaudited)

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        MUNICIPAL BONDS & NOTE-101.8%
        Long-Term Municipal Bonds-99.1%
        Minnesota-96.8%
AA      Bemidji Hlth Fac
        (North Country Hlth Svcs) RADIAN Ser 02
        5.00%, 9/01/31(e)                             $ 2,000     $   2,039,780
AAA     Brooklyn Park MFHR
        (Brooks Landing) FNMA Ser 99A AMT
        5.50%, 7/01/19                                  1,355         1,416,531
AAA     Cass Lake Sch Dist FGIC
        5.00%, 2/01/26                                  1,760         1,845,606
Aaa     Chaska Minn Sch Dist
        MBIA Ser 04 A
        4.25%, 2/01/23(a)                               4,805         4,701,116
Aaa     Dakota Cmnty Dev Agy MFHR
        (Buffalo Ridge Apts) GNMA Ser 02
        5.50%, 7/20/43(a)                               3,675         3,836,002
Aaa     Dakota Cnty MFHR
        (Grande Market Place Proj)
        GNMA Ser 02A AMT
        5.40%, 11/20/43(a)                              5,350         5,498,141
Aaa     Eagan MFHR
        (Woodridge Apts) GNMA Ser 97A
        5.95%, 2/01/32(a)                               1,600         1,676,320
Aaa     Elk River Indpt Sch Dist
        FSA Ser 03
        7.36%, 2/01/15(a)(b)                            3,065         3,747,637
BBB+    Golden Valley Hlth Fac
        (Convenant Retirement Cmnty) Ser 99A
        5.50%, 12/01/29                                 1,000         1,010,500
Aaa     Little Canada MFHR
        (Cedars Lakeside Apts) GNMA Ser 97A
        5.95%, 2/01/32(a)                               2,650         2,776,405
AAA     Metropolitan Council
        Ser 04A
        5.00%, 2/01/24                                  1,330         1,395,170
        Ser 04 B
        5.00%, 12/01/23                                 2,050         2,176,936
A-      Minneapolis Common Bond Fund
        Ser 01G-3
        5.45%, 12/01/31                                 1,500         1,580,400
        Ser 97-2 AMT
        6.20%, 6/01/17                                  1,795         1,917,455
        Ser 95-2 AMT
        6.625%, 12/01/15                                1,245         1,289,920
A3      Minneapolis Hosp Rev
        (Allina Hlth Sys) Ser 02A
        5.75%, 11/15/32(a)                              1,500         1,591,860


_______________________________________________________________________________

40 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                   Minnesota Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
Aaa     Minneapolis MFHR
        (Bottineau Commons Proj)
        GNMA Ser 02 AMT
        5.45%, 4/20/43(a)                             $ 2,000     $   2,064,300
Aaa     Minneapolis MFHR
        (Sumner Field) GNMA Ser 02 AMT
        5.60%, 11/20/43(a)                              2,505         2,598,436
AAA     Minneapolis Pkg Assmt
        MBIA Ser 02
        5.25%, 12/01/26                                 2,000         2,158,500
AAA     Minneapolis & St. Paul Arpt Rev
        FGIC Ser 00B AMT
        6.00%, 1/01/21                                  3,455         3,848,524
AAA     Minneapolis & St. Paul Arpt Rev
        MBIA Ser 03A
        5.00%, 1/01/28                                  2,500         2,611,375
NR      Minnesota Agric & Eco Dev
        (Small Business Loan Proj) AMT
        Ser 96A
        6.75%, 8/01/16                                  1,450         1,537,609
        Ser 00A
        7.25%, 8/01/20                                  1,000         1,085,850
        Ser 00B
        7.25%, 8/01/20                                  1,000         1,085,850
        Ser 00C
        7.25%, 8/01/20                                  1,000         1,085,850
        Ser 00D
        7.25%, 8/01/20                                  1,000         1,085,850
AAA     Minnesota Agric & Eco Dev Hlth Fac
        (Benedictine Hlth Sys) MBIA Ser 99
        5.125%, 2/15/29                                 4,000         4,172,320
A-      Minnesota Agric & Eco Dev Hlth Fac
        (Evangelical Lutheran Proj) Ser 02
        6.00%, 2/01/22                                  1,130         1,200,953
        6.00%, 2/01/27                                  1,750         1,855,227
A       Minnesota Agric & Eco Dev Hlth Fac
        (Fairview Hlth) Ser 00A
        6.375%, 11/15/29                                1,750         1,907,902
Baa2    Minnesota Higher Ed Fac Auth
        (College Art & Design) Ser 00-5D
        6.75%, 5/01/26(a)                               1,000         1,112,740
Baa1    Minnesota Higher Ed Fac Auth
        (Hamline Univ) Ser 99-5B
        6.00%, 10/01/29(a)                              1,250         1,340,912
Baa1    Minnesota Higher Ed Fac Auth
        (St Catherine College)
        5.375%, 10/01/32(a)                             1,000         1,048,940
AAA     Minnesota Hsg Fin Agy MFHR
        (Rental Rev) MBIA Ser 95D
        6.00%, 2/01/22                                    855           879,282


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 41

                                   Minnesota Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AA+     Minnesota Hsg Fin Agy SFMR
        (Mortgage Rev) AMT
        Ser 96F
        6.30%, 1/01/28                              $   1,510     $   1,561,491
        Ser 96G
        6.25%, 7/01/26                                  2,285         2,357,526
        Ser 98H-2
        6.05%, 7/01/31                                  3,200         3,369,088
Aaa     Minnetonka MFHR
        (Archer Heights Apts Proj)
        GNMA Ser 99A AMT
        5.30%, 1/20/27(a)                               1,620         1,674,724
BBB     Sartell Poll Ctl Rev
        (International Paper) Ser 03A
        5.20%, 6/01/27                                  1,000         1,015,220
Aaa     Scott Cnty MFHR
        (Northridge Apts Proj) MBIA Ser 03
        5.00%, 2/01/34(a)                               1,000         1,020,670
Aaa     Shoreview MFHR
        (Lexington Shores Proj) GNMA Ser 01A AMT
        5.55%, 8/20/42(a)                               1,445         1,487,599
Aaa     St. Cloud Hosp Rev
        (Saint Cloud Hosp) FSA Ser 00A
        5.875%, 5/01/30(a)                              3,750         4,257,075
AAA     St. Paul MFHR
        (Burlington Apt-8) GNMA
        5.35%, 5/01/31                                  1,550         1,564,136
AAA     St. Paul Pkg Auth Rev
        (Block 19 Ramp) FSA Ser 02A
        5.35%, 8/01/29                                  3,075         3,314,020
AA+     St. Paul Port Auth Lease Rev Ser 02
        5.25%, 12/01/27                                 1,725         1,839,730
AA+     St. Paul Port Auth Lease Rev
        (Cedar St. Office Building) Ser 03
        5.00%, 12/01/23                                 1,000         1,051,550
AA      Waconia Hlth Care Fac Rev
        (Ridgeview Med Ctr) RADIAN Ser 99A
        6.125%, 1/01/29                                 3,415         3,858,267
Aaa     Western Power Agy
        MBIA Ser 03A
        5.00%, 1/01/26(a)                               3,500         3,676,680
AAA     White Bear Lake MFHR
        (Renova Partners Proj) FNMA Ser 01 AMT
        5.60%, 10/01/30                                 1,000         1,039,200
Aaa     Willmar Hosp Rev
        (Rice Mem Hosp Proj) FSA Ser 02
        5.00%, 2/01/32(a)                               2,000         2,076,460
                                                                  -------------
                                                                    106,343,635
                                                                  -------------


_______________________________________________________________________________

42 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                   Minnesota Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        New Jersey-1.4%
BBB     New Jersey Tobacco Settlement Rev
        Ser 03
        6.75%, 6/01/39                                $ 1,500     $   1,479,975
                                                                  -------------
        Rhode Island-0.9%
BBB     Rhode Island Tobacco Settlement Rev
        Ser 02A
        6.25%, 6/01/42                                  1,115         1,038,846
                                                                  -------------
        Total Long-Term Municipal Bonds
          (cost $103,702,284)                                       108,862,456
                                                                  -------------
        Short-Term Municipal Note(d)-2.7%
        Minnesota-2.7%
Aaa     Robbinsdale Minn Hlth Facs Rev
        (North Mem Hlth) Ser 03
        0.92%, 5/15/33(a)(c)                            3,000         3,000,000
                                                                  -------------
        Total Short-Term Municipal Note
          (cost $3,000,000)                                           3,000,000
                                                                  -------------
        Total Investments-101.8%
          (cost $106,702,284)                                       111,862,456
        Other assets less liabilities-(1.8)%                         (2,033,496)
                                                                  -------------
        Net Assets-100%                                           $ 109,828,960
                                                                  =============


FINANCIAL FUTURES CONTRACTS (see Note D)


                                                                Value at     Unrealized
               Number of              Expiration    Original    March 31,   Appreciation/
     Type       Contracts   Position     Month       Value        2004     (Depreciation)
-------------  ----------  ---------  -----------  ----------  ----------  --------------
U.S. Treasury
  Note                                   June
  10 Yr Futures    4         Long        2004       $465,202    $461,625      $ (3,577)

10 Yr                                    June
  Muni Index       6         Long        2004        624,241     625,875         1,634
                                                                              --------
                                                                              $ (1,943)
                                                                              ========


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 43

                                   Minnesota Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


INTEREST RATE SWAP CONTRACTS (see Note D)


                                                 Rate Type
                                       ------------------------------
                Notional                  Payment         Payment
     Swap       Amount    Termination     made by       received by     Unrealized
 Counterparty    (000)        Date     the Portfolio   the Portfolio   Depreciation
--------------  --------  -----------  --------------  --------------  -------------
  JP Morgan      $3,065     11/18/04       1.297%           BMA*          $(4,562)
                                                         85.10% of
Merrill Lynch     5,600     02/03/06        BMA*       1 month LIBOR+      (3,472)
                                                                          -------
                                                                          $(8,034)
                                                                          =======


+  LIBOR  (London Interbank Offered Rate)

*  BMA  (Bond Market Association)


See footnote summary on page 67.

See Glossary of Terms on page 67.

See notes to financial statements.


_______________________________________________________________________________

44 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                  New Jersey Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2004 (unaudited)


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        MUNICIPAL BONDS-100.4%
        Long-Term Municipal Bonds-100.4%
        New Jersey-91.0%
AAA     Hoboken Parking Auth
        AMBAC Ser 01A
        5.30%, 5/01/27                                $ 3,700     $   4,319,195
Aaa     Lafayette Yard Com Dev Corp
        (Conv Ctr Hotel Proj) MBIA Ser 00
        5.80%, 4/01/35(a)                               2,100         2,479,470
Aaa     Lafayette Yard Com Dev Corp
        (Conv Ctr Hotel Proj) FGIC Ser 01
        5.00%, 4/01/35(a)                               4,000         4,133,320
AAA     Middlesex Cnty MFHR
        FNMA Ser 01 AMT
        5.25%, 7/01/21                                    750           795,788
        5.35%, 7/01/34                                  1,500         1,566,615
Aa3     Newark GO FSA
        5.00%, 7/15/18(a)                               1,550         1,659,353
AAA     New Jersey Eco Dev Auth
        (American Water Co) FGIC AMT
        6.875%, 11/01/34                                5,000         5,248,350
A+      New Jersey Eco Dev Auth
        (Anheuser-Busch) Ser 95 AMT
        5.85%, 12/01/30                                 8,000         8,310,720
B       New Jersey Eco Dev Auth
        (Continental Airlines) Ser 00 AMT
        7.20%, 11/15/30                                 1,850         1,648,924
AAA     New Jersey Eco Dev Auth
        (Hackensack Water Co) MBIA Ser 94B AMT
        5.90%, 3/01/24(e)                               4,000         4,100,000
Baa3    New Jersey Eco Dev Auth
        (Kapkowski Rd) Ser 98B AMT
        6.50%, 4/01/31(a)                               2,085         2,392,558
Baa3    New Jersey Eco Dev Auth
        (Kapkowski Rd) Ser 98B
        6.50%, 4/01/28(b)                               7,500         8,795,625
AA-     New Jersey Eco Dev Auth
        (Liberty State Park Proj) Ser A
        5.00%, 3/01/24                                  1,500         1,567,890
A+      New Jersey Eco Dev Auth
        (Masonic Charity Foundation Proj) Ser 01
        5.50%, 6/01/31                                  1,000         1,070,420
A       New Jersey Eco Dev Auth
        (NUI Corp) ACA Ser 98A AMT
        5.25%, 11/01/33                                 5,600         5,724,544


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 45

                                  New Jersey Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AAA     New Jersey Eco Dev Auth
        (Pub Ser Elec & Gas) MBIA Ser 94A AMT
        6.40%, 5/01/32                                $ 5,000     $   5,117,000
A+      New Jersey Eco Dev Auth Hlth Fac
        (Masonic Charity Foundation Proj) Ser 02
        5.25%, 6/01/24                                    540           564,089
AAA     New Jersey Eco Dev Auth School Fac
        AMBAC Ser 03
        13.60%, 6/15/21(b)                              2,250         2,686,860
AAA     New Jersey Eco Dev Auth School Fac
        MBIA Ser 04
        7.427%, 9/01/16(b)                              5,000         5,966,100
AAA     New Jersey Higher Ed
        (Rowan University) FGIC Ser 01C
        5.00%, 7/01/31                                  1,000         1,040,320
AAA     New Jersey Higher Ed
        (Student Loan) MBIA Ser 00A AMT
        6.15%, 6/01/19                                  1,180         1,271,450
A-      New Jersey Hlth Care Fac
        (Atlantic City Med Ctr) Ser 02
        5.75%, 7/01/25                                  2,500         2,649,375
AA      New Jersey Hlth Care Fac
        (Bayshore Cnmty Hosp) RADIAN Ser 02
        5.125%, 7/01/32                                 9,250         9,538,230
BBB     New Jersey Hlth Care Fac
        (Capital Health System) Ser 03
        5.00%, 7/01/26                                  1,250         1,276,813
AAA     New Jersey Hlth Care Fac
        (Englewood Hosp) MBIA Ser 02
        5.00%, 8/01/31                                  3,500         3,629,990
AA      New Jersey Hlth Care Fac
        (Good Shepherd) RADIAN Ser 01A
        5.20%, 7/01/31                                  1,350         1,396,778
AAA     New Jersey Hlth Care Fac
        (Jersey City Medical Center)
        FHA AMBAC Ser 01
        5.00%, 8/01/41                                  4,095         4,223,829
A3      New Jersey Hlth Care Fac
        (Kennedy Health System) Ser 01
        5.625%, 7/01/31(a)                              4,825         5,011,824
Aaa     New Jersey Hlth Care Fac
        (Newton Memorial Hosp) FSA Ser 01
        5.00%, 7/01/26(a)                               1,500         1,557,390
A       New Jersey Hlth Care Fac
        (Palisades Med Ctr) ACA Ser 99
        5.25%, 7/01/28                                  1,000         1,029,370
A+      New Jersey Hlth Care Fac
        (Robert Wood Johnson) Ser 00
        5.75%, 7/01/31                                  5,350         5,700,853


_______________________________________________________________________________

46 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                  New Jersey Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AA      New Jersey Hlth Care Fac
        (Southern Ocean County Hosp)
        RADIAN Ser 01
        5.125%, 7/01/31                               $ 4,500     $   4,666,185
AAA     New Jersey Hsg & Mtg Fin Agy MFHR
        (Pooled Loan) AMBAC Ser 96A AMT
        6.25%, 5/01/28                                  5,000         5,225,750
AAA     New Jersey Hsg & Mtg Fin Agy MFHR
        (Rental Hsg) FSA AMT
        Ser 00A1
        6.35%, 11/01/31                                 2,000         2,140,700
        Ser 01A
        5.05%, 5/01/34                                  5,390         5,440,828
AAA     New Jersey Hsg & Mtg Fin Agy SFMR
        (Mortgage Rev) MBIA Ser 95 AMT
        6.35%, 10/01/27                                   575           591,928
AAA     New Jersey State Ed Fac Auth
        (Higher Ed Cap Impt) Ser 02A
        5.125%, 9/01/22                                 2,500         2,656,800
AAA     New Jersey State Ed Fac Auth
        (Ramapo College) AMBAC Ser 01D
        5.00%, 7/01/31                                  1,000         1,036,160
A-      New Jersey State Ed Fac Auth
        (Stevens Inst of Technology) Ser 02C
        5.25%, 7/01/32                                  1,250         1,266,338
AAA     New Jersey State Tpk Auth
        FSA Ser 03A
        5.00%, 1/01/23                                 10,000        10,543,999
AAA     New Jersey State Trans Auth
        (Transportation System) MBIA Ser 01B
        5.00%, 12/15/21                                 3,000         3,144,150
AA-     New Jersey State Trans Auth
        (Transportation System) Ser 03C
        5.50%, 6/15/24                                  3,750         4,088,550
BBB     New Jersey Tobacco Settlement Rev
        Ser 02
        6.125%, 6/01/42                                 8,000         7,317,200
NR      North Hudson Sew Auth
        MBIA Ser 01A
        Zero Coupon, 8/01/24                           12,340         4,586,408
AAA     Port Auth of NY & NJ
        (JFK Int'l Airport Proj) MBIA Ser 97-6 AMT
        5.75%, 12/01/22                                 8,675         9,564,273
AAA     Port Auth of NY & NJ
        (96th) FGIC Ser 94 AMT
        6.60%, 10/01/23                                 9,340         9,668,113
AAA     Port Auth of NY & NJ
        (121st) MBIA Ser 00
        5.375%, 10/15/35                                5,000         5,351,050


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 47

                                  New Jersey Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AAA     Port Auth of NY & NJ
        (126th) FGIC Ser 02
        5.25%, 5/15/37                                $ 2,500     $   2,615,750
BBB     Salem Cnty PCR
        (PSE&G Power) Ser 01A AMT
        5.75%, 4/01/31                                  1,500         1,560,795
AA-     Salem Cnty Waste Disp Rev
        (E.I. Dupont) Ser 92A AMT
        6.125%, 7/15/22                                 3,500         3,547,075
A       South Jersey Port Corp
        (Marine Terminal) AMT
        5.20%, 1/01/23                                  1,000         1,033,250
BBB-    South Jersey Transportation Auth
        (Raytheon Aircraft Service) Ser 97A AMT
        6.15%, 1/01/22                                    335           339,901
Aaa     Union Cnty Impt Auth
        MBIA Ser 03A
        5.25%, 8/15/23(a)                               2,885         3,110,376
AAA     Vineland Sewer Rev
        (Landis Sewerage) FGIC Ser 93C
        10.07%, 9/19/19(b)                              3,250         4,504,370
                                                                  -------------
                                                                    200,472,992
                                                                  -------------
        California-0.9%
BBB     California State GO
        5.00%, 2/01/33                                  2,000         1,986,560
                                                                  -------------
        Colorado-2.1%
Aaa     Larimer Weld & Boulder Cnty Sch Dist
        FSA Ser 04A
        5.00%, 12/15/06(a)                              4,215         4,529,608
                                                                  -------------
        Florida-3.0%
NR      Crossings at Fleming Island
        Cmnty Dev Dist
        (Eagle Harbor) Ser 00C
        7.10%, 5/01/30                                  2,500         2,662,100
NR      Double Branch Cmnty Dev Dist
        (Oakleaf Village) Ser 02A
        6.70%, 5/01/34                                  1,000         1,062,540
NR      Miromar Lakes Cmnty Dev Dist
        Ser 00A
        7.375%, 5/01/32                                 1,475         1,566,465
NR      Northern Palm Beach Cnty Impt Dist
        Ser 02
        6.40%, 8/01/32                                  1,300         1,336,101
                                                                  -------------
                                                                      6,627,206
                                                                  -------------


_______________________________________________________________________________

48 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                  New Jersey Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        Illinois-0.5%
NR      Antioch Village Spl Svc Area
        (Clublands Proj) Ser 03
        6.625%, 3/01/33                               $ 1,000     $   1,002,230
                                                                  -------------
        Nevada-0.9%
NR      Henderson Loc Impt Dist
        Ser 03
        5.80%, 3/01/23                                  1,000         1,039,720
NR      North Las Vegas Cmnty Fac Dist
        (#60 Aliante)
        6.40%, 12/01/22                                 1,000         1,030,220
                                                                  -------------
                                                                      2,069,940
                                                                  -------------
        Pennsylvania-0.9%
A-      Delaware Riv Jt Toll Bridge Rev
        (PA/NJ Bridge) Ser 03
        5.00%, 7/01/28                                  2,000         2,050,440
                                                                  -------------
        Virginia-0.6%
NR      Broad Street Cmnty Dev Dist
        Ser 03
        7.50%, 6/01/33                                  1,200         1,212,000
                                                                  -------------
        Washington-0.5%
BBB     Washington Tobacco Settlement Rev
        Ser 02
        6.50%, 6/01/26                                  1,100         1,081,883
                                                                  -------------
        Total Municipal Bonds
          (cost $208,824,699)                                       221,032,859
                                                                  -------------
        Total Investments-100.4%
          (cost $208,824,699)                                       221,032,859
        Other assets less liabilities-(0.4%)                           (838,456)
                                                                  -------------
        Net Assets-100%                                           $ 220,194,403
                                                                  =============


FINANCIAL FUTURES CONTRACTS (see Note D)


                                                                Value at     Unrealized
                Number of             Expiration    Original    March 31,   Appreciation/
    Type        Contracts   Position     Month        Value       2004     (Depreciation)
-------------  ----------  ---------  -----------  ----------  ----------  --------------
U.S. Treasury
  Note                                   June
  2 Yr Futures     42       Short        2004      $9,002,280   $9,037,219     $(34,939)

U.S. Treasury
  Note                                   June
  10 Yr Futures    64       Short        2004       7,433,760    7,386,000       47,760
                                                                               --------
                                                                               $ 12,821
                                                                               ========


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 49

                                  New Jersey Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


INTEREST RATE SWAP CONTRACTS (see Note D)


                                                  Rate Type
                                       ------------------------------
                Notional                  Payment        Payment        Unrealized
     Swap        Amount   Termination     made by      received by     Appreciation/
 Counterparty     (000)       Date     the Portfolio   the Portfolio   (Depreciation)
--------------  --------  -----------  --------------  --------------  -------------
  JP Morgan     $ 4,215   09/17/2004        BMA*           1.12%          $  2,169
  JP Morgan     $ 7,300   06/08/2005        1.25%           BMA*               933
  JP Morgan     $ 6,750   11/18/2004       1.297%           BMA*           (10,048)
Merrill Lynch   $ 5,000   01/29/2005        1.24%           BMA*            (9,750)
                                                         85.10% of
Merrill Lynch   $11,700   02/03/2006        BMA*       1 Month LIBOR+       (7,254)
                                                                          --------
                                                                          $(23,950)
                                                                          ========


+  LIBOR  (London Interbank Offered Rate)

*  BMA  (Bond Market Association)


See footnote summary on page 67.

See Glossary of Terms on page 67.

See notes to financial statements.


_______________________________________________________________________________

50 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                        Ohio Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2004 (unaudited)


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        MUNICIPAL BONDS & NOTES-98.9%
        Long-Term Municipal Bonds-92.7%
        Ohio-81.0%
AAA     Akron GO
        MBIA Ser 02
        5.00%, 12/01/23                               $ 1,000     $   1,051,570
AAA     Akron Higher Ed Fac
        (University of Akron) FGIC Ser 99
        5.75%, 1/01/29                                  2,000         2,342,840
A+      Akron Stadium Rev
        (Canal Park) Ser 96
        6.90%, 12/01/16                                 5,000         5,506,300
Aaa     Brookville School Dist GO
        FSA Ser 03
        5.00%, 12/01/26(a)                              2,000         2,093,460
B-      Cleveland Arpt Rev
        (Continental Airlines) Ser 98 AMT
        5.375%, 9/15/27                                 4,750         3,306,048
NR      Cleveland Cuyahoga Port Auth
        Ser 01
        7.35%, 12/01/31                                 2,000         2,105,600
AAA     Cleveland GO
        MBIA Ser 02
        5.25%, 12/01/27                                 4,380         4,674,555
AAA     Cleveland Higher Ed
        (State University) FGIC Ser 03A
        5.00%, 6/01/33                                  1,600         1,664,272
AAA     Cleveland School Dist
        FGIC Ser 02
        4.625%, 12/01/27                                2,750         2,762,513
AAA     Columbus School Dist
        FGIC Ser 03
        5.00%, 12/01/24                                 2,500         2,621,500
        5.00%, 12/01/25                                 2,230         2,333,227
BBB     Cuyahoga Cnty Hosp Rev
        (UHHS) Ser 00
        7.50%, 1/01/30                                  1,900         2,124,504
Aaa     Cuyahoga Cnty MFHR
        (Livingston Park Apts) GNMA Ser 02A
        5.45%, 9/20/39(a)                               1,500         1,548,255
Aaa     Cuyahoga Cnty MFHR
        (Longwood Proj) GNMA Ser 01 AMT
        5.60%, 1/20/43(a)                               3,620         3,765,922
Aaa     Cuyahoga Cnty MFHR
        (West Tech Apts Proj)
        GNMA Ser 02A AMT
        5.45%, 3/20/44(a)                               1,075         1,101,305


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 51

                                        Ohio Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AA      Dayton Ohio Arpt Rev
        (James M Cox Dayton Intl)
        Radian Ser 03A
        5.00%, 12/01/23                               $ 1,280     $   1,314,458
A-      Dayton School Dist
        (Administrative Fac Proj) Ser 03
        6.00%, 12/01/19                                 1,395         1,561,619
        6.00%, 12/01/21                                 1,645         1,827,069
AAA     Dublin School Dist
        FSA Ser 03
        5.00%, 12/01/22                                 1,500         1,593,135
A       Erie Cnty Hosp Rev
        (Firelands Med Ctr) Ser 02A
        5.625%, 8/15/32                                 5,000         5,227,200
AA      Fairfield Cnty Hosp Facs Rev
        (Fairfield Med Ctr Proj) RADIAN Ser 03
        5.00%, 6/15/24                                  1,000         1,023,560
        5.00%, 6/15/28                                  2,000         2,037,560
A       Franklin Cnty
        (Online Computer Library Ctr) Ser 98A
        5.20%, 10/01/20                                 2,800         2,964,976
Aaa     Franklin Cnty MFHR
        (Agler Green) GNMA Ser 02A AMT
        5.65%, 5/20/32(a)                                 770           805,597
        5.80%, 5/20/44(a)                               1,150         1,204,625
AAA     Franklin Cnty MFHR
        (Wellington Village Proj)
        GNMA Ser 01A AMT
        5.40%, 2/20/43                                  3,945         4,020,350
AAA     Franklin Cnty Ohio Hosp Rev
        (Ohio Health Corp) Ser 03C
        5.00%, 5/15/28                                  2,500         2,588,700
BBB     Hamilton Cnty Health Fac
        (Twin Towers) Ser 99A
        5.80%, 10/01/23                                 1,775         1,810,021
AAA     Hamilton Cnty Ohio Convention Facs Auth
        FGIC Ser 04
        5.00%, 12/01/23                                 1,330         1,392,497
AAA     Hamilton Cnty Sales Tax
        AMBAC Ser 00B
        5.25%, 12/01/32(e)                             12,200        13,002,027
Aaa     Lucas Cnty Health Fac
        (Altenheim Proj) GNMA Ser 99
        5.50%, 7/20/40(a)                               3,200         3,364,320
Aaa     Middletown Sch Dist
        FGIC Ser 04
        5.00%, 12/01/24(a)                              1,210         1,266,543
        5.00%, 12/01/25(a)                              1,285         1,341,964


_______________________________________________________________________________

52 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                        Ohio Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
BBB     Ohio Air Quality Dev Auth PCR
        (Columbus Southern Pwr) Ser 85B
        6.25%, 12/01/20                               $ 5,000     $   5,060,650
BBB-    Ohio Air Quality Dev Auth PCR
        (Dayton Pwr & Lt) Ser 92B
        6.40%, 8/15/27                                  2,000         2,018,520
AAA     Ohio Air Quality Dev Auth PCR
        (JMG) AMBAC Ser 94B AMT
        6.375%, 4/01/29                                10,000        10,434,599
BBB-    Ohio Air Quality Dev Auth PCR
        (Toledo Edison Co) Ser 97A AMT
        6.10%, 8/01/27                                  5,000         5,204,100
AAA     Ohio Capital Corp MFHR
        (Rental Hsg) MBIA Ser 95E Pre Re
        6.35%, 1/01/22                                    620           662,712
AAA     Ohio Capital Corp MFHR
        (Rental Hsg) MBIA Ser 95E Pre Re
        6.35%, 1/01/22                                  1,345         1,400,602
BBB-    Ohio Environmental Fac Rev
        (Ford Motor Co) Ser 00 AMT
        6.15%, 6/01/30                                  4,500         4,562,865
Aa2     Ohio Hsg Fin Agy MFHR
        (Bridgeview Villa II) FHA AMT
        6.45%, 12/01/33(a)                                195           197,808
AAA     Ohio Hsg Fin Agy MFHR
        (Park Trails Apt) AMBAC Ser 01A AMT
        5.50%, 12/01/34                                 1,670         1,724,342
Aaa     Ohio Hsg Fin Agy SFMR
        (Mortgage Rev) GNMA AMT
        Ser 00A-1
        6.35%, 9/01/31(a)                                  70            71,994
        Ser 00D
        6.05%, 3/01/31(a)                               2,435         2,559,672
        Ser 02
        5.375%, 9/01/33(a)                              4,080         4,155,847
        Ser 02-A3
        5.50%, 9/01/34(a)                               3,270         3,412,409
        Ser 02A-2
        5.60%, 9/01/34(a)                               1,945         2,001,152
AAA     Ohio Hsg Fin Agy SFMR
        (Mortgage Rev) GNMA AMT
        Ser 94B-2
        6.70%, 3/01/25                                    640           656,262
        Ser 95A-2
        6.625%, 3/01/26                                   865           891,140
A+      Ohio Sewer & Solid Waste Disp Facs
        (Anheuser-Busch) Ser 01 AMT
        5.50%, 11/01/35                                 3,000         3,103,020
AAA     Ohio St Bldg Auth
        (Adult Correctl Proj ) MBIA Ser 04A
        5.00%, 4/01/22                                  3,975         4,228,923


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 53

                                        Ohio Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AAA     Ohio State Sch Dist
        FGIC Ser 03A
        7.397%, 3/15/15(b)                            $ 6,300     $   7,689,402
A+      Ohio Wtr Dev Auth
        (Anheuser-Busch) Ser 99 AMT
        6.00%, 8/01/38                                  2,250         2,359,170
A+      Ohio Wtr Dev Auth
        (North Star BHP Steel) Ser 95 AMT
        6.45%, 9/01/20                                  3,425         3,594,058
BBB-    Ohio Wtr Dev Auth PCR
        (Cleveland Electric) Ser 97A AMT
        6.10%, 8/01/20                                  2,000         2,043,440
AAA     Princeton Sch Dist
        MBIA Ser 03
        5.00%, 12/01/24                                 1,600         1,681,200
A3      Steubenville Hosp Rev
        (Trinity Hlth) Ser 00
        6.50%, 10/01/30(a)                              5,000         5,356,950
AAA     Toledo Sch Dist
        FGIC Ser 03 B
        5.00%, 12/01/23                                 2,940         3,105,816
A-      Toledo-Lucas Cnty Port Auth
        (Crocker Park Proj) Ser 03
        5.375%, 12/01/35(c)                             5,000         5,031,900
Baa2    Toledo-Lucas Cnty Port Fac
        (CSX Transportation) Ser 92
        6.45%, 12/15/21(a)                              1,270         1,436,230
AAA     University of Cincinnati Higher Ed
        AMBAC Ser 04D
        5.00%, 6/01/24                                  1,685         1,774,052
        5.00%, 6/01/25                                  1,000         1,050,330
        5.00%, 6/01/26                                  1,145         1,200,716
                                                                  -------------
                                                                    176,017,973
                                                                  -------------
        California-0.5%
BBB     California State GO
        Ser 04
        5.00%, 2/01/33                                  1,000           993,280
                                                                  -------------
        Florida-6.7%
NR      Collier Cnty Cmnty Dev Dist
        (Fiddlers Creek) Ser 96
        7.50%, 5/01/18                                  1,810         1,925,894
NR      Collier Cnty IDR
        (Southern States Utils) Ser 96 AMT
        6.50%, 10/01/25                                 1,500         1,521,600
NR      Crossings at Fleming Island
        Cmnty Dev Dist
        (Eagle Harbor) Ser 00C
        7.10%, 5/01/30                                  2,000         2,129,680


_______________________________________________________________________________

54 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                        Ohio Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
NR      Double Branch Cmnty Dev Dist
        (Oakleaf Village) Ser 02A
        6.70%, 5/01/34                                $ 1,000     $   1,062,540
NR      Manatee Cnty Cmnty Dev Dist
        (Heritage Harbor South) Ser 02B
        5.40%, 11/01/08                                 1,070         1,092,952
NR      Miromar Lakes Cmnty Dev Dist
        Ser 00A
        7.375%, 5/01/32                                   980         1,040,770
NR      Northern Palm Beach Cnty
        (ABACOA) Ser 96A
        7.30%, 8/01/27                                  5,100         5,870,967
                                                                  -------------
                                                                     14,644,403
                                                                  -------------
        Guam-0.8%
AAA     Guam Arpt Auth
        MBIA Ser 03B
        5.25%, 10/01/18                                 1,600         1,767,264
                                                                  -------------
        Illinois-0.5%
NR      Antioch Village Spl Svc Area
        (Deercrest Proj) Ser 03
        6.625%, 3/01/33                                 1,000         1,002,230
                                                                  -------------
        Puerto Rico-2.3%
AAA     Puerto Rico Tobacco Settlement Rev
        (Childrens Trust Fund) Ser 00
        6.00%, 7/01/26                                  4,000         4,760,640
BBB     Puerto Rico Tobacco Settlement Rev
        (Childrens Trust Fund) Ser 02
        5.625%, 5/15/43                                   300           296,469
                                                                  -------------
                                                                      5,057,109
                                                                  -------------
        Rhode Island-0.9%
BBB     Tobacco Settlement Rev
        Ser 02A
        6.125%, 6/01/32                                 2,000         1,866,920
                                                                  -------------
        Total Long-Term Municipal Bonds
          (cost $191,983,779)                                       201,349,179
                                                                  -------------
        Short-Term Municipal Notes(d)-6.2%
        Ohio-5.2%
VMIG-1  Franklin Cnty Ohio Hosp Rev
        (US Hlth Corp) Ser 96A
        1.02%, 12/01/21(a)                              2,000         2,000,000
A-1+    Ohio Air Quality Dev Auth PCR
        (Ohio Ed Co) Ser 88C
        1.08%, 9/01/18                                  3,700         3,700,000


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 55

                                        Ohio Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
A-1+    Ohio St Solid Waste
        (BP Amoco) Ser 00 AMT
        1.15%, 8/01/34                                $ 4,000     $   4,000,000
A-1+    Paulding Cnty Solid Waste Disp Rev
        (Lafarge Corp Proj) Ser 96 AMT
        1.07%, 8/01/26                                  1,700         1,700,000
                                                                  -------------
                                                                     11,400,000
                                                                  -------------
        Minnesota-0.8%
A-1+    Montrose Indl Dev Rev
        (Lyman Lumber Co Proj) AMT
        1.22%, 5/01/26                                  1,750         1,750,000
                                                                  -------------
        New York-0.2%
VMIG-1  New York State Job Dev Auth
        Ser 92A-1
        1.12%, 3/01/07(a)                                 400           400,000
                                                                  -------------
        Total Short-term Municipal Notes
          (cost $13,550,000)                                         13,550,000
                                                                  -------------
        Total Investments-98.9%
          (cost $205,533,779)                                       214,899,179
        Other assets less liabilities-1.1%                            2,442,026
                                                                  -------------
        Net Assets-100%                                           $ 217,341,205
                                                                  =============


FINANCIAL FUTURES CONTRACTS (see Note D)


                                                                Value at
               Number of              Expiration   Original     March 31,    Unrealized
    Type       Contracts   Position      Month       Value        2004      Appreciation
-------------  ----------  ---------  -----------  ----------  ----------  --------------
U.S. Treasury
  Note                                   June
  10 Yr Futures    10        Long        2004      $1,136,913   $1,154,063     $17,150

10 Yr                                    June
  Muni Index       21        Long        2004       2,182,423    2,190,563       8,140
                                                                               -------
                                                                               $25,290
                                                                               =======


_______________________________________________________________________________

56 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                        Ohio Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS (see Note D)


                                                  Rate Type
                                       ------------------------------
                Notional                  Payment         Payment
     Swap       Amount    Termination     made by       received by     Unrealized
 Counterparty    (000)        Date     the Portfolio   the Portfolio   Depreciation
--------------  --------  -----------  --------------  --------------  -------------
  JP Morgan     $ 6,300    11/18/2004       1.297%          BMA*         $ (9,378)
                                                         85.10% of
Merrill Lynch    11,100   02/03/2006        BMA*       1 month LIBOR+      (6,882)
                                                                         --------
                                                                         $(16,260)
                                                                         ========


+  LIBOR  (London Interbank Offered Rate)

*  BMA  (Bond Market Association)


See footnote summary on page 67.

See Glossary of Terms on page 67.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 57

                                Pennsylvania Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2004 (unaudited)

Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        MUNICIPAL BONDS & NOTE-97.9%
        Long-Term Municipal Bonds-96.8%
        Pennsylvania-78.4%
AAA     Allegheny Cnty Arpt Rev
        MBIA Ser 97 AMT
        5.75%, 1/01/10                                $ 2,540     $   2,831,871
Baa1    Allegheny Cnty Health Fac
        (South Hills Hlth) Ser 00B
        6.75%, 5/01/25(a)                               2,555         2,621,149
A       Allegheny Cnty Higher Ed
        (Thiel College) ACA Ser 99A
        5.375%, 11/15/19                                1,000         1,050,210
        5.375%, 11/15/29                                1,500         1,557,765
BBB-    Allegheny Cnty Hlth Rev
        (Residential Resources) Ser 01
        6.60%, 9/01/31(c)                               6,000         6,165,420
Aaa     Allegheny Cnty MFHR
        (Green Meadow Apts)
        GNMA Ser 98-A-1 AMT
        5.125%, 10/20/40(a)                             8,440         8,521,699
BBB+    Allegheny Cnty PCR
        (USX Corp.) Ser 98
        5.50%, 12/01/29                                 3,180         3,240,007
BBB     Bradford Cnty IDR
        (Int'l Paper) Ser 95A AMT
        6.60%, 3/01/19                                  2,500         2,610,625
AAA     Butler Cnty
        FGIC Ser 03
        5.25%, 7/15/26                                  1,625         1,869,384
BBB-    Crawford Cnty Hlth Fac
        (Wesbury Methodist) Ser 99
        6.25%, 8/15/29(c)                               3,100         3,128,799
BBB+    Cumberland Cnty Hlth Fac
        (Presbyterian Homes) Ser 96
        6.00%, 12/01/26                                 2,000         2,018,320
BBB-    Delaware Cnty Higher Ed
        (Eastern College) Ser 99
        5.625%, 10/01/28                                2,500         2,512,275
NR      Harrisburg Arpt Auth
        (Susquehanna Arpt Proj) Ser 99 AMT
        5.50%, 1/01/24                                  3,490         2,788,615
BBB     Indiana Cnty PCR
        (PSE&G Power) Ser 01 AMT
        5.85%, 6/01/27                                  2,470         2,522,883
AAA     Lancaster Swr Auth Rev
        MBIA Ser 04
        5.00%, 4/01/22                                  1,330         1,409,388


_______________________________________________________________________________

58 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                Pennsylvania Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
Aaa     Lehigh Northampton Airport Rev
        MBIA Ser 00 AMT
        6.00%, 5/15/30(a)                             $ 4,400     $   4,974,464
Aaa     Lycoming Cnty Higher Ed
        (College of Technology) AMBAC Ser 02
        5.25%, 5/01/32(a)                               4,250         4,490,125
AA      Montgomery Cnty Higher Ed
        (Beaver College) RADIAN Ser 99
        5.70%, 4/01/27                                  6,000         6,343,200
A       Montgomery Cnty Hospital Rev
        (Abington Memorial Hosp) Ser 02A
        5.125%, 6/01/32                                 3,000         3,035,880
BB-     New Morgan Solid Waste Disp Rev
        (Browning-Ferris) Ser 94 AMT
        6.50%, 4/01/19                                  1,000           962,990
A       Pennsylvania Eco Dev Auth
        (30th St Station) ACA Ser 02 AMT
        5.875%, 6/01/33                                 3,485         3,623,877
BBB-    Pennsylvania Eco Dev Auth
        (Amtrak) Ser 01A AMT
        6.375%, 11/01/41                                5,000         5,140,800
AA      Pennsylvania Higher Ed
        (Dickinson College) RADIAN Ser 03AA-1
        5.00%, 11/01/26                                 1,500         1,528,515
A+      Pennsylvania Higher Ed
        (UPMC Health Sys) Ser 01A
        6.00%, 1/15/31                                  2,405         2,575,996
AA+     Pennsylvania Hsg Fin Agy SFMR
        (Mortgage Rev) AMT
        Ser 02-74B
        5.25%, 4/01/32                                  3,250         3,300,830
        Ser 99-67A
        5.90%, 10/01/30                                12,875        13,324,853
Aaa     Pennsylvania Hsg Fin Agy SFMR
        (Mortgage Rev) FSA Ser 03 AMT
        1.54%, 6/01/08(a)(d)                            9,000         9,000,000
AAA     Philadelphia Airport Sys
        AMBAC Ser 95A AMT
        6.10%, 6/15/25                                 10,000        10,693,900
AAA     Philadelphia GO
        Ser 01
        5.00%, 9/15/31                                  1,500         1,539,765
AAA     Philadelphia IDR
        FSA Ser 03
        21.36%, 10/01/30(b)                             1,600         1,910,880


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 59

                                Pennsylvania Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AAA     Pittsburgh Urban Redev Auth SFMR
        (Mortgage Rev) FHA AMT
        Ser 97A
        6.25%, 10/01/28                                $  790     $     821,782
        Ser 00A
        6.40%, 10/01/31                                 3,085         3,519,892
AA      Potter Cnty Hosp Rev
        (Charles Cole Memorial) RADIAN Ser 96
        6.05%, 8/01/24                                  4,340         4,672,704
AAA     South Central Hosp Rev
        (Wellspan Health) MBIA Ser 01
        5.25%, 5/15/31                                  4,700         4,953,424
AAA     Philadelphia Sch Dist Lease Rev
        FSA Ser 03
        5.25%, 6/01/26                                  5,000         5,317,150
BBB     Warren Cnty Hosp Auth Rev
        (Warren General) Ser 94B
        7.00%, 4/01/19                                  2,200         2,254,780
AAA     Washington Cnty
        (Capital Funding) AMBAC Ser 99
        6.15%, 12/01/29                                 7,000         8,467,620
                                                                  -------------
                                                                    147,301,837
                                                                  -------------
        California-1.0%
BBB     California State GO
        Ser 04
        5.00%, 2/01/33                                  2,000         1,986,560
                                                                  -------------
        Florida-7.2%
NR      Collier Cnty Cmnty Fac Dist
        (Fiddlers Creek) Ser 96
        7.50%, 5/01/18                                  1,535         1,633,286
NR      Collier Cnty IDR
        (Southern States Utils) Ser 96 AMT
        6.50%, 10/01/25                                 6,500         6,593,600
NR      Crossings at Fleming Island Cmnty Dev Dist
        (Eagle Harbor) Ser 00C
        7.10%, 5/01/30                                  2,000         2,129,680
NR      Double Branch Cmnty Dev Dist
        (Oakleaf Village) Ser 02A
        6.70%, 5/01/34                                  1,050         1,115,667
NR      Miromar Lakes Cmnty Dev Dist
        Ser 00A
        7.375%, 5/01/32                                   995         1,056,700
NR      Northern Palm Beach Cnty Impt Dist
        (No 27B) Ser 02
        6.40%, 8/01/32                                    990         1,017,492
                                                                  -------------
                                                                     13,546,425
                                                                  -------------


_______________________________________________________________________________

60 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                Pennsylvania Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        Guam-1.0%
AAA     Guam Intl Arpt Auth
        MBIA Ser 03B
        5.25%, 10/01/19                               $ 1,235     $   1,358,969
        5.25%, 10/01/23                                   500           539,115
                                                                  -------------
                                                                      1,898,084
                                                                  -------------
        Illinois-1.1%
NR      Antioch Village Spl Svc Area
        (Deercrest Proj) Ser 03
        6.625%, 3/01/33                                 1,000         1,002,230
NR      Yorkville Spl Svc Area
        (Raintree Village Project) Ser 03
        6.875%, 3/01/33                                 1,000         1,033,230
                                                                  -------------
                                                                      2,035,460
                                                                  -------------
        Puerto Rico-6.0%
AAA     Puerto Rico Comwlth
        Hwy & Transn Auth Rev FGIC Ser 03
        7.865%, 7/01/14(b)                              3,265         4,193,501
AAA     Puerto Rico Comwlth
        Hwy & Transn Auth Rev
        FSA Ser 02D
        5.00%, 7/01/27                                  5,000         5,254,500
BBB     Puerto Rico Tobacco Settlement Rev
        (Childrens Trust Fund) Ser 02
        5.625%, 5/15/43                                 1,800         1,778,814
                                                                  -------------
                                                                     11,226,815
                                                                  -------------
        Rhode Island-1.0%
BBB     Rhode Island Tobacco Settlement Rev
        Ser 02A
        6.125%, 6/01/32                                 2,000         1,866,920
                                                                  -------------
        Virgin Islands-1.1%
A       Virgin Islands Pub Fin Auth Rev
        ACA Ser 03
        5.00%, 10/01/31                                 1,250         1,279,725
AAA     Virgin Islands Pub Fin Auth Rev
        FSA Ser 03A
        19.25%, 10/01/13                                   85           138,652
        FSA Ser 03B
        20.25%, 10/01/14                                   50            81,515
        FSA Ser 03C
        21.51%, 10/01/15                                   70           120,126
        FSA Ser 03D
        21.51%, 10/01/16                                  180           307,294
        FSA Ser 03E
        21.51%, 10/01/17                                  115           189,520
                                                                  -------------
                                                                      2,116,832
                                                                  -------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 61

                                Pennsylvania Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        Total Long-Term Municipal Bonds
          (cost $170,685,396)                                     $ 181,978,933
                                                                  -------------
        Short-Term Municipal Note(d)-1.1%
        New York-1.1%
A-1+    New York City Transitional Fin Auth
        (NYC Recovery) Ser 3 Sub Ser 3B
        1.15%, 11/01/22                               $ 2,000         2,000,000
                                                                  -------------
        Total Short-Term Municipal Note
          (cost $2,000,000)                                           2,000,000
                                                                  -------------
        Total Investments-97.9%
          (cost $172,685,396)                                       183,978,933
        Other assets less liabilities-2.1%                            3,981,544
                                                                  -------------
        Net Assets-100%                                           $ 187,960,477
                                                                  =============


INTEREST RATE SWAP CONTRACTS (see Note D)


                                                  Rate Type
                                       ------------------------------
                Notional                  Payment         Payment
      Swap       Amount   Termination     made by       received by     Unrealized
 Counterparty     (000)       Date     the Portfolio   the Portfolio   Depreciation
--------------  --------  -----------  --------------  --------------  -------------
  JP Morgan      $3,265    11/18/2004       1.297%          BMA*         $ (4,860)
                                                         85.10% of
Merrill Lynch     9,900    02/03/2006        BMA*      1 month LIBOR+      (6,138)
                                                                         --------
                                                                         $(10,998)
                                                                         ========


+  LIBOR  (London Interbank Offered Rate)

*  BMA  (Bond Market Association)


See footnote summary on page 67.

See Glossary of Terms on page 67.

See notes to financial statements.


_______________________________________________________________________________

62 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                    Virginia Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2004 (unaudited)


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        MUNICIPAL BONDS-94.7%
        Long-Term Municipal Bonds-94.7%
        Virginia-85.7%
NR      Albemarle Cnty Ed Fac
        (The Convent School) Ser 01A
        7.50%, 7/15/23                                $ 1,435     $   1,522,377
        7.75%, 7/15/32                                  8,260         8,788,227
AA-     Alexandria MFHR
        (Buckingham Village Apts) Ser 96A AMT
        6.15%, 1/01/29                                  4,000         4,120,400
AAA     Arlington County GO
        Ser 03
        8.67%, 1/15/14(b)                               4,700         5,832,700
A2      Arlington Cnty Hosp Rev
        (Arlington Health Sys) Ser 01
        5.25%, 7/01/31(a)                               7,000         7,190,260
AAA     Arlington Cnty IDR Sewer Rev
        (Ogden Martin) FSA Ser 98B AMT
        5.25%, 1/01/09                                  2,295         2,571,846
AAA     Arlington Cnty MFHR
        (Arlington View Terrace)
        FNMA Ser 01 AMT
        5.15%, 11/01/31                                 1,550         1,604,420
NR      Bell Creek Cmnty Dev Dist
        Ser 03A
        6.75%, 3/01/22                                    900           925,434
NR      Broad Street Cmnty Dev Dist
        (Parking Fac) Ser 03
        7.50%, 6/01/33                                  1,500         1,515,000
NR      Celebrate VA North Cmnty Dev Dist
        Ser 03B
        6.60%, 3/01/25                                  1,250         1,269,475
BBB+    Chesterfield Cnty
        (VA Elec & Pwr Co) Ser 02
        5.875%, 6/01/17                                 3,800         4,227,804
NR      Dulles Town Cmnty Dev Auth
        (Dulles Town Ctr Proj) Ser 98
        6.25%, 3/01/26                                  2,065         2,113,879
AAA     Fairfax Water Auth Rev
        Ser 02
        5.00%, 4/01/32                                  3,380         3,515,335
A-      Greater Richmond Hotel Tax Rev
        (Convention Ctr Proj) Ser 00
        6.25%, 6/15/32                                  6,000         6,798,420
AAA     Hampton Convention Ctr Rev
        AMBAC Ser 02
        5.00%, 1/15/35                                  5,150         5,349,820


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 63

                                    Virginia Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AAA     Harrisonburg MFHR
        (Battery Heights Assoc) GNMA Ser 96A
        6.25%, 4/20/36                                $ 5,185     $   5,419,414
AAA     Harrisonburg MFHR
        (Greens of Salem Run) FSA Ser 97 AMT
        6.30%, 4/01/29                                  4,160         4,398,035
BB-     Henrico Cnty Solid Waste Rev
        (Browning-Ferris) Ser 97A AMT
        5.875%, 3/01/17                                 1,000           937,600
A2      Henry Cnty Hosp Rev
        (Memorial Hosp Martinsville & Henry)
        Ser 97
        6.00%, 1/01/27(a)                               1,250         1,402,988
BBB     Isle Wight Cnty IDR
        (International Paper Co) Ser 00A AMT
        6.60%, 5/01/24                                  1,700         1,854,394
BBB     Isle Wight Cnty Solid Waste Rev
        (Union Camp Corp) Ser 94 AMT
        6.55%, 4/01/24                                  4,000         4,098,800
A+      James City Cnty Solid Waste Rev
        (Anheuser Busch Proj) Ser 97 AMT
        6.00%, 4/01/32                                  4,200         4,363,338
AAA     Loudoun Cnty Hosp Rev
        (Loudoun Hosp Ctr) FSA Ser 95
        5.80%, 6/01/20                                  2,500         2,668,775
AA-     Metropolitan Washington Arpt Rev
        Ser 97B AMT
        5.50%, 10/01/23                                 9,410         9,847,095
AAA     Newport News Hlth Care Fac
        (Mennowood) GNMA Ser 96A
        6.25%, 8/01/36                                  2,600         2,749,188
AAA     Newport News MFHR
        (Walker Village Proj) GNMA Ser 02A AMT
        5.55%, 9/20/34                                  1,880         1,949,259
        5.65%, 3/20/44                                  1,660         1,720,889
Baa3    Norfolk Arpt Auth Rev
        (Air Cargo) Ser 02 AMT
        6.25%, 1/01/30(a)                               1,000         1,023,520
AAA     Norfolk Arpt Auth Rev
        FGIC Ser 01B AMT
        5.30%, 7/01/25                                 10,000        10,482,600
AAA     Portsmouth Util Rev
        FGIC Ser 01B
        5.00%, 6/01/26                                  1,500         1,536,615
AAA     Prince William MFHR
        (Woodwind Gables)
        AMBAC Ser 01A AMT
        5.30%, 12/01/34                                 2,860         2,957,926
NR      Staunton Ed Fac
        (Mary Baldwin College) Ser 96
        6.75%, 11/01/21                                 3,645         3,817,080


_______________________________________________________________________________

64 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                    Virginia Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AAA     Virginia Beach MFHR
        (Beth Sholom Terrace) GNMA Ser 02
        5.40%, 4/01/44                                $ 3,000     $   3,102,960
AA+     Virginia Biotechnology Auth
        (Consolidated Laboratories Proj) Ser 01
        5.00%, 9/01/21                                  4,170         4,404,729
AA+     Virginia Hsg Dev Auth MFHR
        (Rental Hsg)
        Ser 99 AMT
        5.95%, 2/01/23                                  5,525         5,809,648
        Ser 02B AMT
        5.50%, 4/01/27                                  5,000         5,178,700
AA+     Virginia Hsg Dev Auth SFMR
        (Mortgage Rev) Ser 01D AMT
        5.40%, 6/01/24                                  3,155         3,262,491
AA+     Virginia Port Auth Rev
        (Newport News) Ser 02 AMT
        5.00%, 7/01/27                                  1,000         1,028,180
        5.125%, 7/01/24                                 4,000         4,183,880
AA      Virginia Sewer Rev
        (Hopwell Wastewtr Fac) Ser 95A AMT
        6.00%, 10/01/25(e)                              1,375         1,453,031
                                                                  -------------
                                                                    146,996,532
                                                                  -------------
        California-0.6%
BBB     California State GO
        5.00%, 2/01/33                                  1,000           993,280
                                                                  -------------
        Florida-1.9%
NR      Fleming Island Plantation Cmnty Dev Dist
        Ser 00B
        7.375%, 5/01/31                                 3,000         3,256,770
                                                                  -------------
        Guam-0.7%
AAA     Guam Arpt Auth
        MBIA Ser 03B
        5.25%, 10/01/18                                   620           684,815
        5.25%, 10/01/22                                   470           509,057
                                                                  -------------
                                                                      1,193,872
                                                                  -------------
        Illinois-0.6%
NR      Yorkville Cmnty Fac Dist
        (Raintree Village Project) Ser 03
        6.875%, 3/01/33                                 1,000         1,033,230
                                                                  -------------
        New Jersey-2.1%
B       New Jersey Eco Dev Auth
        (Continental Airlines) Ser 00 AMT
        7.20%, 11/15/30                                 4,100         3,654,371
                                                                  -------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 65

                                    Virginia Portfolio-Portfolio of Investments
-------------------------------------------------------------------------------


Standard                                            Principal
& Poor's                                               Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        Puerto Rico-3.1%
AAA     Puerto Rico Comwlth Hwy & Transn Auth
        FGIC Ser 03
        7.865%, 7/01/14(b)                            $ 1,800     $   2,311,884
AAA     Puerto Rico Elec Pwr Auth
        XLCA Ser 02-1
        5.25%, 7/01/22                                  1,100         1,193,885
BBB     Puerto Rico Tobacco Settlement Rev
        (Childrens Trust Fund) Ser 02
        5.625%, 5/15/43                                 1,800         1,778,814
                                                                  -------------
                                                                      5,284,583
                                                                  -------------
        Total Municipal Bonds
          (cost $153,573,273)                                       162,412,638
                                                                  -------------
        Total Investments-94.7%
          (cost $153,573,273)                                       162,412,638
        Other assets less liabilities-5.3%                            9,032,013
                                                                  -------------
        Net Assets-100%                                           $ 171,444,651
                                                                  =============


FINANCIAL FUTURES CONTRACTS (see Note D)


                                                                Value at
               Number of              Expiration    Original    March 31,   Unrealized
     Type      Contracts   Position      Month        Value       2004     Appreciation
-------------  ----------  ---------  -----------  ----------  ----------  --------------
U.S. Treasury
  Note                                   June
  10 Yr Futures    9         Long        2004      $1,037,706   $1,038,656     $   950

10 Yr Muni                               June
  Index            12        Long        2004       1,248,545    1,251,750       3,205
                                                                               -------
                                                                               $ 4,155
                                                                               =======


INTEREST RATE SWAP CONTRACTS (see Note D)


                                                  Rate Type
                                       ------------------------------
                Notional                  Payment         Payment
      Swap       Amount   Termination     made by       received by     Unrealized
 Counterparty     (000)       Date     the Portfolio   the Portfolio   Depreciation
--------------  --------  -----------  --------------  --------------  -------------
  JP Morgan     $ 6,500     11/18/04       1.297%            BMA*        $ (9,675)
                                                          85.10% of
Merrill Lynch     9,400      2/03/06        BMA*       1 month LIBOR+      (5,828)
                                                                         --------
                                                                         $(15,503)
                                                                         ========


+  LIBOR  (London Interbank Offered Rate)

*  BMA  (Bond Market Association)


See footnote summary on page 67.

See Glossary of Terms on page 67.

See notes to financial statements.


_______________________________________________________________________________

66 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                       Portfolio of Investments
-------------------------------------------------------------------------------

(a)  Moody's rating.

(b) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c)  Fitch's rating.

(d)  Variable rate coupon, rate shown as of March 31, 2004.

(e) Position segregated to collateralize margin requirements for open futures contracts sold, as follows: Florida Portfolio, $5,211; Massachusetts Portfolio, $74,227; Minnesota Portfolio, $15,298; New Jersey Portfolio, $210,125; Ohio Portfolio, $79,930; Virginia Portfolio, $47,554.

Glossary of Terms:

ACA          American Capital Access
AMBAC        American Municipal Bond Assurance Company
AMT          Alternative Minimum Tax
CDD          Community Development District
CONNIE LEE   Connie Lee Insurance Company
COP          Certificate of Participation
ETM          Escrow to Maturity
FGIC         Financial Guaranty Insurance Company
FHA          Federal Housing Authority
FHLMC        Federal Home Loan Mortgage Corporation
FNMA         Federal National Mortgage Association
FSA          Financial Security Assurance, Inc.
GNMA         Government National Mortgage Association
GO           General Obligation
IDA          Industrial Development Authority
IDB          Industrial Development Bond
IDR          Industrial Development Revenue
MBIA         Municipal Bond Investors Assurance
MFHR         Multi-Family Housing Revenue
NR           Rating not applied for
PCR          Pollution Control Revenue
RADIAN       Radian Group, Inc.
SFMR         Single Family Mortgage Revenue
SWDR         Solid Waste Disposal Revenue
XLCA         XL Capital Assurance, Inc.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 67

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


STATEMENT OF ASSETS & LIABILITIES
March 31, 2004 (unaudited)

                                                                     Arizona
                                                                  =============
ASSETS
Investments in securities, at value (cost: $202,786,041)          $ 211,075,191
Cash                                                                    162,421
Interest receivable                                                   3,237,084
Receivable for investment securities sold                               365,000
Receivable for shares of beneficial interest sold                       350,405
                                                                  -------------
Total assets                                                        215,190,101
                                                                  -------------
LIABILITIES
Payable for shares of beneficial interest redeemed                      551,617
Dividends payable                                                       253,157
Distribution fee payable                                                120,350
Advisory fee payable                                                     49,428
Adminstrative fee payable                                                49,204
Unrealized depreciation on interest rate swap contracts                  12,866
Accrued expenses and other liabilities                                   87,232
                                                                  -------------
Total liabilities                                                     1,123,854
                                                                  -------------
Net Assets                                                        $ 214,066,247
                                                                  =============
COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par                             $     195,613
Additional paid-in capital                                          208,464,006
Distributions in excess of net investment income                       (252,364)
Accumulated net realized loss on investment transactions             (2,617,293)
Net unrealized appreciation of investments                            8,276,285
                                                                  -------------
                                                                  $ 214,066,247
                                                                  =============
Class A Shares
Net assets                                                        $ 104,944,492
                                                                  -------------
Shares of beneficial interest outstanding                             9,582,408
                                                                  -------------
Class B Shares
Net assets                                                        $  86,312,305
                                                                  -------------
Shares of beneficial interest outstanding                             7,893,176
                                                                  -------------
Class C Shares
Net assets                                                        $  22,809,450
                                                                  -------------
Shares of beneficial interest outstanding                             2,085,728
                                                                  -------------
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share                           $10.95
Sales charge-4.25% of public offering price                                 .49
                                                                         ------
Maximum offering price                                                   $11.44
                                                                         ======
Class B Shares
Net asset value and offering price per share                             $10.94
                                                                         ======
Class C Shares
Net asset value and offering price per share                             $10.94
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

68 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


                                                                     Florida
                                                                  =============
ASSETS
Investments in securities, at value (cost: $241,095,158)          $ 254,083,750
Interest receivable                                                   5,063,249
Receivable for shares of beneficial interest sold                       555,126
Receivable for variation margin on futures contracts                     17,226
                                                                  -------------
Total assets                                                        259,719,351
                                                                  -------------
LIABILITIES
Due to custodian                                                        146,492
Payable for investment securities purchased                          12,734,711
Dividends payable                                                       297,702
Payable for shares of beneficial interest redeemed                      150,091
Distribution fee payable                                                147,895
Advisory fee payable                                                     63,739
Adminstrative fee payable                                                47,080
Unrealized depreciation on interest rate swap contracts                   7,998
Accrued expenses and other liabilities                                   96,672
                                                                  -------------
Total liabilities                                                    13,692,380
                                                                  -------------
Net Assets                                                        $ 246,026,971
                                                                  =============
COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par                             $     238,364
Additional paid-in capital                                          243,292,617
Distributions in excess of net investment income                       (438,445)
Accumulated net realized loss on investment transactions            (10,055,355)
Net unrealized appreciation of investments                           12,989,790
                                                                  -------------
                                                                  $ 246,026,971
                                                                  =============
Class A Shares
Net assets                                                        $ 105,934,335
                                                                  -------------
Shares of beneficial interest outstanding                            10,267,532
                                                                  -------------
Class B Shares
Net assets                                                        $  96,698,925
                                                                  -------------
Shares of beneficial interest outstanding                             9,366,020
                                                                  -------------
Class C Shares
Net assets                                                        $  43,393,711
                                                                  -------------
Shares of beneficial interest outstanding                             4,202,814
                                                                  -------------
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share                           $10.32
Sales charge-4.25% of public offering price                                 .46
                                                                         ------
Maximum offering price                                                   $10.78
                                                                         ======
Class B Shares
Net asset value and offering price per share                             $10.32
                                                                         ======
Class C Shares
Net asset value and offering price per share                             $10.32
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 69

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


                                                                  Massachusetts
                                                                  =============
ASSETS
Investments in securities, at value (cost: $145,441,247)          $ 154,884,708
Interest receivable                                                   2,435,157
Receivable for investment securities sold                               980,000
Receivable for shares of beneficial interest sold                       206,806
                                                                  -------------
Total assets                                                        158,506,671
                                                                  -------------
LIABILITIES
Due to custodian                                                        839,910
Payable for investment securities purchased                           5,679,010
Payable for shares of beneficial interest redeemed                      195,936
Dividends payable                                                       178,147
Distribution fee payable                                                105,635
Adminstrative fee payable                                                47,684
Advisory fee payable                                                     32,529
Unrealized depreciation on interest rate swap contracts                  18,932
Payable for variation margin on futures contracts                         4,750
Accrued expenses and other liabilities                                  105,204
                                                                  -------------
Total liabilities                                                     7,207,737
                                                                  -------------
Net Assets                                                        $ 151,298,934
                                                                  =============
COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par                             $     138,528
Additional paid-in capital                                          153,756,910
Distributions in excess of net investment income                       (301,801)
Accumulated net realized loss on investment transactions            (11,695,314)
Net unrealized appreciation of investments                            9,400,611
                                                                  -------------
                                                                  $ 151,298,934
                                                                  =============
Class A Shares
Net assets                                                        $  40,288,306
                                                                  -------------
Shares of beneficial interest outstanding                             3,683,930
                                                                  -------------
Class B Shares
Net assets                                                        $  72,392,529
                                                                  -------------
Shares of beneficial interest outstanding                             6,631,337
                                                                  -------------
Class C Shares
Net assets                                                        $  38,618,099
                                                                  -------------
Shares of beneficial interest outstanding                             3,537,544
                                                                  -------------
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share                           $10.94
Sales charge-4.25% of public offering price                                 .49
                                                                         ------
Maximum offering price                                                   $11.43
                                                                         ======
Class B Shares
Net asset value and offering price per share                             $10.92
                                                                         ======
Class C Shares
Net asset value and offering price per share                             $10.92
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

70 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


                                                                    Michigan
                                                                  =============
ASSETS
Investments in securities, at value (cost: $140,618,199)          $ 147,294,580
Cash                                                                    423,292
Interest receivable                                                   2,663,711
Receivable for shares of beneficial interest sold                       105,530
                                                                  -------------
Total assets                                                        150,487,113
                                                                  -------------
LIABILITIES
Payable for shares of beneficial interest redeemed                      281,653
Dividends payable                                                       166,626
Distribution fee payable                                                101,885
Advisory fee payable                                                     58,152
Unrealized depreciation on interest rate swap contracts                  18,677
Accrued expenses and other liabilities                                   93,502
                                                                  -------------
Total liabilities                                                       720,495
                                                                  -------------
Net Assets                                                        $ 149,766,618
                                                                  =============
COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par                             $     138,087
Additional paid-in capital                                          143,494,631
Distributions in excess of net investment income                       (283,907)
Accumulated net realized loss on investment transactions               (239,897)
Net unrealized appreciation of investments                            6,657,704
                                                                  -------------
                                                                  $ 149,766,618
                                                                  =============
Class A Shares
Net assets                                                        $  45,135,961
                                                                  -------------
Shares of beneficial interest outstanding                             4,157,160
                                                                  -------------
Class B Shares
Net assets                                                        $  55,410,389
                                                                  -------------
Shares of beneficial interest outstanding                             5,111,079
                                                                  -------------
Class C Shares
Net assets                                                        $  49,220,268
                                                                  -------------
Shares of beneficial interest outstanding                             4,540,452
                                                                  -------------
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share                           $10.86
Sales charge-4.25% of public offering price                                 .48
                                                                         ------
Maximum offering price                                                   $11.34
                                                                         ======
Class B Shares
Net asset value and offering price per share                             $10.84
                                                                         ======
Class C Shares
Net asset value and offering price per share                             $10.84
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 71

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


                                                                    Minnesota
                                                                  =============
ASSETS
Investments in securities, at value (cost: $106,702,284)          $ 111,862,456
Cash                                                                    420,081
Interest receivable                                                   1,471,294
Receivable for shares of beneficial interest sold                       110,997
Receivable for variation margin on futures contracts                      5,580
                                                                  -------------
Total assets                                                        113,870,408
                                                                  -------------
LIABILITIES
Payable for investment securities purchased                           3,620,357
Dividends payable                                                       127,804
Payable for shares of beneficial interest redeemed                      107,161
Distribution fee payable                                                 52,546
Advisory fee payable                                                     31,058
Unrealized depreciation on interest rate swap contracts                   8,034
Accrued expenses and other liabilities                                   94,488
                                                                  -------------
Total liabilities                                                     4,041,448
                                                                  -------------
Net Assets                                                        $ 109,828,960
                                                                  =============
COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par                             $     106,937
Additional paid-in capital                                          106,660,615
Distributions in excess of net investment income                       (240,422)
Accumulated net realized loss on investment transactions             (1,848,365)
Net unrealized appreciation of investments                            5,150,195
                                                                  -------------
                                                                  $ 109,828,960
                                                                  =============
Class A Shares
Net assets                                                        $  69,002,646
                                                                  -------------
Shares of beneficial interest outstanding                             6,718,972
                                                                  -------------
Class B Shares
Net assets                                                        $  22,131,503
                                                                  -------------
Shares of beneficial interest outstanding                             2,155,784
                                                                  -------------
Class C Shares
Net assets                                                        $  18,694,811
                                                                  -------------
Shares of beneficial interest outstanding                             1,818,989
                                                                  -------------
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share                           $10.27
Sales charge-4.25% of public offering price                                 .46
                                                                         ------
Maximum offering price                                                   $10.73
                                                                         ======
Class B Shares
Net asset value and offering price per share                             $10.27
                                                                         ======
Class C Shares
Net asset value and offering price per share                             $10.28
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

72 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


                                                                   New Jersey
                                                                  =============
ASSETS
Investments in securities, at value (cost: $208,824,699)          $ 221,032,859
Interest receivable                                                   3,853,561
Receivable for shares of beneficial interest sold                       339,811
Receivable for investment securities sold                               935,000
                                                                  -------------
Total assets                                                        226,161,231
                                                                  -------------
LIABILITIES
Due to custodian                                                        416,430
Payable for investment securities purchased                           4,433,969
Dividends payable                                                       253,922
Payable for shares of beneficial interest redeemed                      435,399
Distribution fee payable                                                142,985
Advisory fee payable                                                     62,210
Unrealized depreciation on interest rate swap contracts                  23,950
Adminstrative fee payable                                                46,468
Payable for variation margin on futures contracts                        39,218
Accrued expenses and other liabilities                                  112,277
                                                                  -------------
Total liabilities                                                     5,966,828
                                                                  -------------
Net Assets                                                        $ 220,194,403
                                                                  =============
COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par                             $     221,243
Additional paid-in capital                                          223,388,125
Distributions in excess of net investment income                       (393,872)
Accumulated net realized loss on investment transactions            (15,218,124)
Net unrealized appreciation of investments                           12,197,031
                                                                  -------------
                                                                  $ 220,194,403
                                                                  =============
Class A Shares
Net assets                                                        $  76,888,320
                                                                  -------------
Shares of beneficial interest outstanding                             7,727,848
                                                                  -------------
Class B Shares
Net assets                                                        $ 100,594,099
                                                                  -------------
Shares of beneficial interest outstanding                            10,106,811
                                                                  -------------
Class C Shares
Net assets                                                        $  42,711,984
                                                                  -------------
Shares of beneficial interest outstanding                             4,289,633
                                                                  -------------
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share                           $ 9.95
Sales charge-4.25% of public offering price                                 .44
                                                                         ------
Maximum offering price                                                   $10.39
                                                                         ======
Class B Shares
Net asset value and offering price per share                             $ 9.95
                                                                         ======
Class C Shares
Net asset value and offering price per share                             $ 9.96
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 73

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


                                                                      Ohio
                                                                  =============
ASSETS
Investments in securities, at value (cost: $205,533,779)          $ 214,899,179
Interest receivable                                                   2,986,954
Receivable for shares of beneficial interest sold                       659,217
Receivable for variation margin on futures contracts                     17,185
                                                                  -------------
Total assets                                                        218,562,535
                                                                  -------------
LIABILITIES
Due to custodian                                                         12,831
Payable for shares of beneficial interest redeemed                      594,975
Dividends payable                                                       247,755
Distribution fee payable                                                135,465
Advisory fee payable                                                     58,991
Adminstrative fee payable                                                47,250
Unrealized depreciation on interest rate swap contracts                  16,260
Accrued expenses and other liabilities                                  107,803
                                                                  -------------
Total liabilities                                                     1,221,330
                                                                  -------------
Net Assets                                                        $ 217,341,205
                                                                  =============
COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par                             $     214,199
Additional paid-in capital                                          216,200,795
Distributions in excess of net investment income                       (464,751)
Accumulated net realized loss on investment transactions             (7,983,468)
Net unrealized appreciation of investments                            9,374,430
                                                                  -------------
                                                                  $ 217,341,205
                                                                  =============
Class A Shares
Net assets                                                        $  83,458,294
                                                                  -------------
Shares of beneficial interest outstanding                             8,222,083
                                                                  -------------
Class B Shares
Net assets                                                        $  80,620,806
                                                                  -------------
Shares of beneficial interest outstanding                             7,948,357
                                                                  -------------
Class C Shares
Net assets                                                        $  53,262,105
                                                                  -------------
Shares of beneficial interest outstanding                             5,249,476
                                                                  -------------
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share                           $10.15
Sales charge-4.25% of public offering price                                 .45
                                                                         ------
Maximum offering price                                                   $10.60
                                                                         ======
Class B Shares
Net asset value and offering price per share                             $10.14
                                                                         ======
Class C Shares
Net asset value and offering price per share                             $10.15
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

74 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


                                                                  Pennsylvania
                                                                  =============
ASSETS
Investments in securities, at value (cost: $172,685,396)          $ 183,978,933
Cash                                                                  2,166,555
Interest receivable                                                   3,517,662
Receivable for shares of beneficial interest sold                     1,020,767
Receivable for investment securities sold                               520,000
                                                                  -------------
Total assets                                                        191,203,917
                                                                  -------------
LIABILITIES
Payable for securities purchased                                      2,007,757
Payable for shares of beneficial interest redeemed                      676,380
Dividends payable                                                       208,184
Distribution fee payable                                                111,417
Advisory fee payable                                                     68,551
Adminstrative fee payable                                                46,513
Unrealized depreciation on interest rate swap contracts                  10,998
Accrued expenses and other liabilities                                  113,640
                                                                  -------------
Total liabilities                                                     3,243,440
                                                                  -------------
Net Assets                                                        $ 187,960,477
                                                                  =============
COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par                             $     177,534
Additional paid-in capital                                          181,939,730
Distributions in excess of net investment income                       (440,611)
Accumulated net realized loss on investment transactions             (4,998,715)
Net unrealized appreciation of investments                           11,282,539
                                                                  -------------
                                                                  $ 187,960,477
                                                                  =============
Class A Shares
Net assets                                                        $  82,155,152
                                                                  -------------
Shares of beneficial interest outstanding                             7,759,964
                                                                  -------------
Class B Shares
Net assets                                                        $  64,534,414
                                                                  -------------
Shares of beneficial interest outstanding                             6,095,424
                                                                  -------------
Class C Shares
Net assets                                                        $  41,270,911
                                                                  -------------
Shares of beneficial interest outstanding                             3,898,024
                                                                  -------------
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share                           $10.59
Sales charge-4.25% of public offering price                                 .47
                                                                         ------
Maximum offering price                                                   $11.06
                                                                         ======
Class B Shares
Net asset value and offering price per share                             $10.59
                                                                         ======
Class C Shares
Net asset value and offering price per share                             $10.59
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 75

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


                                                                    Virginia
                                                                  =============
ASSETS
Investment in securities, at value
(cost: $153,573,273)                                              $ 162,412,638
Receivable for securities sold                                        7,622,000
Interest receivable                                                   3,138,019
Receivable for shares of beneficial interest sold                       244,615
Receivable for variation margin on futures contracts                     11,597
                                                                  -------------
Total assets                                                        173,428,869
                                                                  -------------
LIABILITIES
Due to Custodian                                                         21,915
Payable for shares of beneficial interest redeemed                    1,510,559
Dividends Payable                                                       203,136
Distribution fee payable                                                109,639
Advisory Fee Payable                                                     31,323
Unrealized depreciation on interest rate swap contracts                  15,503
Accrued expenses                                                         92,143
                                                                  -------------
Total liabilities                                                     1,984,218
                                                                  -------------
Net Assets                                                        $ 171,444,651
                                                                  =============
COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par                             $     158,313
Additional paid-in capital                                          166,363,168
Accumulated undistributed net investment income                          61,698
Accumulated net realized loss on investment transactions             (3,966,544)
Net unrealized appreciation of investments                            8,828,016
                                                                  -------------
                                                                  $ 171,444,651
                                                                  =============
Class A Shares
Net assets                                                        $  63,198,988
                                                                  -------------
Shares of beneficial interest outstanding                             5,828,447
                                                                  -------------
Class B Shares
Net assets                                                        $  76,804,184
                                                                  -------------
Shares of beneficial interest outstanding                             7,096,570
                                                                  -------------
Class C Shares
Net assets                                                        $  31,441,479
                                                                  -------------
Shares of beneficial interest outstanding                             2,906,309
                                                                  -------------
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share                           $10.84
Sales charge-4.25% of public offering price                                 .48
                                                                         ------
Maximum offering price                                                   $11.32
                                                                         ======
Class B Shares
Net asset value and offering price per share                             $10.82
                                                                         ======
Class C Shares
Net asset value and offering price per share                             $10.82
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

76 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                        Statement of Operations
-------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
Six Months Ended March 31, 2004 (unaudited)

                                                    Arizona          Florida
                                                 =============    =============
INVESTMENT INCOME
Interest                                         $   5,835,084    $   6,984,136
                                                 -------------    -------------
EXPENSES
Advisory fee                                           670,171          787,823
Distribution fee-Class A                               152,842          160,135
Distribution fee-Class B                               443,253          502,424
Distribution fee-Class C                               119,549          224,309
Custodian                                               69,926           67,350
Administrative                                          43,500           43,500
Transfer agency                                         41,855           45,155
Audit and legal                                         35,765           37,350
Registration                                            16,182           13,662
Printing                                                11,033            9,164
Trustees' fees                                           1,250            1,250
Miscellaneous                                           15,422           13,141
                                                 -------------    -------------
Total expenses                                       1,620,748        1,905,263
Less: expense offset arrangement
  (see Note B)                                              (5)              (5)
Less: expenses waived and reimbursed
  by Adviser (see Note B)                             (390,407)        (413,343)
                                                 -------------    -------------
Net expenses                                         1,230,336        1,491,915
                                                 -------------    -------------
Net investment income                                4,604,748        5,492,221
                                                 -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                              687,666        1,087,028
  Futures contracts                                    (57,961)         (64,310)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                        3,334,180        2,466,733
  Futures contracts                                   (155,639)          69,237
  Swap contracts                                       (12,866)          58,322
                                                 -------------    -------------
Net gain on investment transactions                  3,795,380        3,617,010
                                                 -------------    -------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                $   8,400,128    $   9,109,231
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 77

                                                        Statement of Operations
-------------------------------------------------------------------------------


                                                 Massachusetts       Michigan
                                                 =============    =============
INVESTMENT INCOME
Interest                                         $   4,341,031    $   4,216,775
                                                 -------------    -------------
EXPENSES
Advisory fee                                           493,027          487,483
Distribution fee-Class A                                63,030           70,821
Distribution fee-Class B                               366,944          285,566
Distribution fee-Class C                               211,805          258,338
Custodian                                               64,257           68,642
Administrative                                          43,500           43,500
Transfer agency                                         40,404           53,702
Audit and legal                                         34,523           24,715
Registration                                            11,003            1,056
Printing                                                 7,593            3,682
Trustees' fees                                           1,200            1,200
Miscellaneous                                           11,257            8,505
                                                 -------------    -------------
Total expenses                                       1,348,543        1,307,210
Less: expense offset arrangement
  (see Note B)                                              (5)              (6)
Less: expenses waived and reimbursed
  by Adviser (see Note B)                             (295,836)        (156,573)
                                                 -------------    -------------
Net expenses                                         1,052,702        1,150,631
                                                 -------------    -------------
Net investment income                                3,288,329        3,066,144
                                                 -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                              351,788          194,503
  Futures contracts                                    (76,988)              -0-
Net change in unrealized
  appreciation/depreciation of:
  Investments                                        1,822,247        2,323,434
  Futures contracts                                     41,564               -0-
  Swap contracts                                        81,452          (18,677)
                                                 -------------    -------------
Net gain on investment transactions                  2,220,063        2,499,260
                                                 -------------    -------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                $   5,508,392    $   5,565,404
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

78 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                        Statement of Operations
-------------------------------------------------------------------------------


                                                   Minnesota       New Jersey
                                                 =============    =============
INVESTMENT INCOME
Interest                                         $   2,824,566    $   6,140,958
                                                 -------------    -------------
EXPENSES
Advisory fee                                           342,380          709,302
Distribution fee-Class A                               100,853          116,486
Distribution fee-Class B                               116,898          525,696
Distribution fee-Class C                                94,726          220,902
Custodian                                               60,652           68,157
Administrative                                          43,500           43,500
Audit and legal                                         37,451           39,364
Transfer agency                                         30,757           74,845
Printing                                                 5,645           16,476
Registration                                             5,242            7,424
Trustees' fees                                           1,010            1,350
Miscellaneous                                            8,259           16,691
                                                 -------------    -------------
Total expenses                                         847,373        1,840,193
Less: expense offset arrangement
  (see Note B)                                              (3)              (8)
Less: expenses waived and reimbursed
  by Adviser (see Note B)                             (206,436)        (330,218)
                                                 -------------    -------------
Net expenses                                           640,934        1,509,967
                                                 -------------    -------------
Net investment income                                2,183,632        4,630,991
                                                 -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                              149,003          826,513
  Futures contracts                                     24,379         (548,863)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                        1,186,296        3,020,417
  Futures contracts                                     (1,943)         293,997
  Swap contracts                                        (8,034)         (25,467)
                                                 -------------    -------------
Net gain on investment transactions                  1,349,701        3,566,597
                                                 -------------    -------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                $   3,533,333    $   8,197,588
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 79

                                                        Statement of Operations
-------------------------------------------------------------------------------


                                                     Ohio         Pennsylvania
                                                 =============    =============
INVESTMENT INCOME
Interest                                         $   5,550,886    $   5,198,364
                                                 -------------    -------------
EXPENSES
Advisory fee                                           665,783          596,853
Distribution fee-Class A                               116,286          123,779
Distribution fee-Class B                               412,427          331,685
Distribution fee-Class C                               265,210          210,681
Custodian                                               65,985           64,182
Transfer agency                                         60,636           62,911
Administrative                                          43,500           43,500
Audit and legal                                         39,116           29,643
Printing                                                13,887           16,550
Registration                                            10,166            5,455
Trustees' fees                                           1,200            1,200
Miscellaneous                                           13,739           13,676
                                                 -------------    -------------
Total expenses                                       1,707,935        1,500,115
Less: expense offset arrangement
  (see Note B)                                              (7)              (6)
Less: expenses waived and reimbursed
  by Adviser (see Note B)                             (328,192)        (213,236)
                                                 -------------    -------------
Net expenses                                         1,379,736        1,286,873
                                                 -------------    -------------
Net investment income                                4,171,150        3,911,491
                                                 -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                            1,321,940        2,930,775
  Futures contracts                                    (97,140)              -0-
Net change in unrealized
  appreciation/depreciation of:
  Investments                                          985,672           13,780
  Futures contracts                                    119,133               -0-
  Swap contracts                                       (16,260)         (10,998)
                                                 -------------    -------------
Net gain on investment transactions                  2,313,345        2,933,557
                                                 -------------    -------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                $   6,484,495    $   6,845,048
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

80 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                        Statement of Operations
-------------------------------------------------------------------------------


                                                                    Virginia
                                                                  =============
INVESTMENT INCOME
Interest                                                          $   4,993,469
                                                                  -------------
EXPENSES
Advisory fee                                                            564,486
Distribution fee-Class A                                                103,228
Distribution fee-Class B                                                396,291
Distribution fee-Class C                                                162,795
Custodian                                                                60,083
Administrative                                                           43,500
Transfer agency                                                          37,444
Audit and legal                                                          32,356
Printing                                                                 12,786
Registration                                                              9,561
Trustees' fees                                                            1,200
Miscellaneous                                                             8,485
                                                                  -------------
Total expenses                                                        1,432,215
Less: expense offset arrangement
  (see Note B)                                                               (5)
Less: expenses waived and reimbursed by Adviser
  (see Note B)                                                         (390,564)
                                                                  -------------
Net expenses                                                          1,041,646
                                                                  -------------
Net investment income                                                 3,951,823
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                                             1,075,620
  Futures transactions                                                 (103,940)
Net change in unrealized appreciation/depreciation of:
  Investments                                                           459,944
  Futures contracts                                                      60,461
  Swap contracts                                                        (15,503)
                                                                  -------------
Net gain on investment transactions                                   1,476,582
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $   5,428,405
                                                                  =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 81

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS

                                                            Arizona
                                                 ==============================
                                                   Six Months
                                                     Ended         Year Ended
                                                 March 31, 2004   September 30,
                                                  (unaudited)         2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   4,604,748    $   9,900,218
Net realized gain (loss) on
  investment transactions                              629,705         (448,519)
Net change in unrealized
  appreciation/depreciation
  of investments                                     3,165,675       (5,693,301)
                                                 -------------    -------------
Net increase in net assets
  from operations                                    8,400,128        3,758,398

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (2,383,975)      (5,121,405)
  Class B                                           (1,756,951)      (3,716,622)
  Class C                                             (474,176)      (1,032,018)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net decrease                                        (5,807,275)     (15,652,231)
                                                 -------------    -------------
Total decrease                                      (2,022,249)     (21,763,878)

NET ASSETS
Beginning of period                                216,088,496      237,852,374
                                                 -------------    -------------
End of period (including distributions in
  excess of net investment income of
  ($252,364) and ($242,010),
  respectively)                                  $ 214,066,247    $ 216,088,496
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

82 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


                                                            Florida
                                                 ==============================
                                                   Six Months
                                                     Ended         Year Ended
                                                 March 31, 2004   September 30,
                                                  (unaudited)         2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   5,492,221    $  11,766,440
Net realized gain on
  investment transactions                            1,022,718        1,789,970
Net change in unrealized
  appreciation/depreciation
  of investments                                     2,594,292       (5,418,566)
                                                 -------------    -------------
Net increase in net assets from
  operations                                         9,109,231        8,137,844

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (2,588,937)      (5,600,400)
  Class B                                           (2,089,479)      (4,815,342)
  Class C                                             (933,734)      (2,278,005)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase (decrease)                            (18,815,420)       1,843,321
                                                 -------------    -------------
Total decrease                                     (15,318,339)      (2,712,582)

NET ASSETS
Beginning of period                                261,345,310      264,057,892
                                                 -------------    -------------
End of period (including distributions in
  excess of net investment income of
  ($438,445) and ($318,516),
  respectively)                                  $ 246,026,971    $ 261,345,310
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 83

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


                                                          Massachusetts
                                                 ==============================
                                                   Six Months
                                                     Ended         Year Ended
                                                 March 31, 2004   September 30,
                                                  (unaudited)         2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATONS
Net investment income                            $   3,288,329    $   7,532,916
Net realized gain (loss) on
  investment transactions                              274,800         (608,810)
Net change in unrealized
  appreciation/depreciation
  of investments                                     1,945,263       (4,052,260)
                                                 -------------    -------------
Net increase in net assets
  from operations                                    5,508,392        2,871,846

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (1,017,950)      (2,532,333)
  Class B                                           (1,511,529)      (3,220,270)
  Class C                                             (874,160)      (2,012,495)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net decrease                                       (17,668,569)     (26,812,689)
                                                 -------------    -------------
Total decrease                                     (15,563,816)     (31,705,941)

NET ASSETS
Beginning of period                                166,862,750      198,568,691
                                                 -------------    -------------
End of period (including distributions in
  excess of net investment income of
  ($301,801) and ($186,491),
  respectively)                                  $ 151,298,934    $ 166,862,750
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

84 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


                                                            Michigan
                                                 ==============================
                                                   Six Months
                                                     Ended         Year Ended
                                                 March 31, 2004   September 30,
                                                  (unaudited)         2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   3,066,144    $   6,846,685
Net realized gain (loss) on
  investment transactions                              194,503          (20,585)
Net change in unrealized
  appreciation/depreciation
  of investments                                     2,304,757       (3,261,947)
                                                 -------------    -------------
Net increase in net assets
  from operations                                    5,565,404        3,564,153

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (1,077,159)      (2,671,344)
  Class B                                           (1,100,118)      (2,244,081)
  Class C                                             (996,647)      (2,431,035)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase (decrease)                            (18,676,541)       3,522,985
                                                 -------------    -------------
Total decrease                                     (16,285,061)        (259,322)

NET ASSETS
Beginning of period                                166,051,679      166,311,001
                                                 -------------    -------------
End of period (including distributions in
  excess of net investment income of
  ($283,907) and ($176,127),
  respectively)                                  $ 149,766,618    $ 166,051,679
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 85

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


                                                           Minnesota
                                                 ==============================
                                                   Six Months
                                                     Ended         Year Ended
                                                 March 31, 2004   September 30,
                                                  (unaudited)         2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   2,183,632    $   4,542,790
Net realized gain (loss) on
  investment transactions                              173,382          (88,173)
Net change in unrealized
  appreciation/depreciation
  of investments                                     1,176,319       (1,558,055)
                                                 -------------    -------------
Net increase in net assets
  from operations                                    3,533,333        2,896,562

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (1,504,461)      (2,971,448)
  Class B                                             (441,164)        (949,471)
  Class C                                             (357,641)        (794,958)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase (decrease)                             (2,535,976)       2,363,542
                                                 -------------    -------------
Total increase (decrease)                           (1,305,909)         544,227

NET ASSETS
Beginning of period                                111,134,869      110,590,642
                                                 -------------    -------------
End of period (including distributions in
  excess of net investment income of
  ($240,422) and ($120,788),
  respectively)                                  $ 109,828,960    $ 111,134,869
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

86 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


                                                           New Jersey
                                                 ==============================
                                                   Six Months
                                                     Ended         Year Ended
                                                 March 31, 2004   September 30,
                                                  (unaudited)         2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   4,630,991    $  10,460,472
Net realized gain (loss) on
  investment transactions                              277,650       (2,235,189)
Net change in unrealized
  appreciation/depreciation
  of investments                                     3,288,947       (4,190,549)
                                                 -------------    -------------
Net increase in net assets
  from operations                                    8,197,588        4,034,734

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (1,815,556)      (4,099,778)
  Class B                                           (2,076,683)      (4,761,093)
  Class C                                             (873,020)      (1,987,161)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net decrease                                       (20,796,981)     (33,812,860)
                                                 -------------    -------------
Total decrease                                     (17,364,652)     (40,626,158)

NET ASSETS
Beginning of period                                237,559,055      278,185,213
                                                 -------------    -------------
End of period (including distributions in
  excess of net investment income of
  ($393,872) and ($259,604),
  respectively)                                  $ 220,194,403    $ 237,559,055
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 87

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


                                                              Ohio
                                                 ==============================
                                                   Six Months
                                                     Ended         Year Ended
                                                 March 31, 2004   September 30,
                                                  (unaudited)         2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   4,171,150    $   8,573,807
Net realized gain (loss) on
  investment transactions                            1,224,800       (1,209,815)
Net change in unrealized
  appreciation/depreciation
  of investments                                     1,088,545        2,245,864
                                                 -------------    -------------
Net increase in net assets
  from operations                                    6,484,495        9,609,856

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (1,774,071)      (3,471,508)
  Class B                                           (1,602,174)      (3,234,231)
  Class C                                           (1,031,350)      (2,263,948)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase                                         2,678,740       14,680,272
                                                 -------------    -------------
Total increase                                       4,755,640       15,320,441

NET ASSETS
Beginning of period                                212,585,565      197,265,124
                                                 -------------    -------------
End of period (including distributions
  in excess of net investment income
  of ($464,751) and ($228,306),
  respectively)                                  $ 217,341,205    $ 212,585,565
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

88 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


                                                          Pennsylvania
                                                 ==============================
                                                   Six Months
                                                     Ended         Year Ended
                                                 March 31, 2004   September 30,
                                                  (unaudited)         2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   3,911,491    $   9,395,049
Net realized gain (loss) on
  investment transactions                            2,930,775         (771,000)
Net change in unrealized
  appreciation/depreciation
  of investments                                         2,782       (2,447,411)
                                                 -------------    -------------
Net increase in net assets
  from operations                                    6,845,048        6,176,638

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (1,977,694)      (4,381,778)
  Class B                                           (1,352,749)      (2,999,781)
  Class C                                             (860,085)      (1,891,160)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net decrease                                       (10,073,425)     (21,636,211)
                                                 -------------    -------------
Total decrease                                      (7,418,905)     (24,732,292)

NET ASSETS
Beginning of period                                195,379,382      220,111,674
                                                 -------------    -------------
End of period (including distributions in
  excess of net investment income of
  ($440,611) and ($161,574),
  respectively)                                  $ 187,960,477    $ 195,379,382
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 89

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


                                                            Virginia
                                                 ==============================
                                                   Six Months
                                                     Ended         Year Ended
                                                 March 31, 2004   September 30,
                                                  (unaudited)         2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   3,951,823    $   8,672,896
Net realized gain on
  investment transactions                              971,680        1,415,739
Net change in unrealized
  appreciation/depreciation
  of investments                                       504,902       (2,171,362)
                                                 -------------    -------------
Net increase in net assets
  from operations                                    5,428,405        7,917,273

DIVIDEND AND DISTRIBUTIONS
TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (1,624,769)      (3,538,492)
  Class B                                           (1,597,302)      (3,470,151)
  Class C                                             (657,568)      (1,440,661)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net decrease                                       (17,703,360)      (8,903,470)
                                                 -------------    -------------
Total decrease                                     (16,154,594)      (9,435,501)

NET ASSETS
Beginning of period                                187,599,245      197,034,746
                                                 -------------    -------------
End of period (including undistributed
  net investment income of $61,698 and
  distributions in excess of net
  investment income of ($10,486),
  respectively)                                  $ 171,444,651    $ 187,599,245
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

90 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
March 31, 2004 (unaudited)


NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund II (the "Fund"), formerly Alliance Municipal Income Fund II, which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of the significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing and Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management, L.P., (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sales price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 91

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S.Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily avaliable are valued at fair value in accordance with the Pricing Policies.

2. Taxes

It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. As described more fully in the prospectus for the Portfolios, each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. The Portfolios amortize premium and accrete original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.


_______________________________________________________________________________

92 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


4. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Portfolios represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .625 of 1% of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly. For the six months ended March 31, 2004, the Adviser has voluntarily agreed to waive a portion of its advisory fees. The aggregate amounts of such fee waivers were as follows: Arizona Portfolio, $297,028; Florida Portfolio, $304,951; Massachusetts Portfolio, $228,764; Michigan Portfolio, $46,180; Minnesota Portfolio, $71,674; New Jersey Portfolio, $232,572; Ohio Portfolio, $234,580; Pennsylvania Portfolio, $130,546; and Virginia Portfolio, $269,680.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of the average daily net assets of the Fund. For the six months ended March 31, 2004, such waiver amounted to: Arizona Portfolio, $93,379; Florida Portfolio, $108,392; Massachusetts Portfolio, $67,072; Michigan Portfolio, $66,893; Minnesota Portfolio, $47,762; New Jersey Portfolio, $97,646; Ohio Portfolio, $93,612; Pennsylvania Portfolio, $82,690; and Virginia Portfolio, $77,384.The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Arizona, Florida, Massachusetts, New Jersey, Ohio and Pennsylvania Portfolios each paid $43,500 to the Adviser representing the cost of certain legal and accounting services provided to these Portfolios by the Adviser for the six months ended March 31, 2004. Additionally,


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 93

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


the Adviser voluntarily agreed to waive all such fees for the Michigan, Minnesota and Virginia Portfolios in the aggregate amount of $43,500 for each of these Portfolios.

Each Portfolio compensates Alliance Global Investor Services, Inc., (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement, for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: Arizona Portfolio, $21,222; Florida Portfolio, $22,838; Massachusetts Portfolio, $20,773; Michigan Portfolio, $28,220; Minnesota Portfolio, $17,993; New Jersey Portfolio, $33,049; Ohio Portfolio, $29,311; Pennsylvania Portfolio, $33,580; and Virginia Portfolio, $24,037.

For the six months ended March 31, 2004, each Portfolio's expenses were reduced under an expense offset arrangement with AGIS, as follows: Arizona Portfolio, by $5; Florida Portfolio, by $5; Massachusetts Portfolio, by $5; Michigan Portfolio, by $6; Minnesota Portfolio, by $3; New Jersey Portfolio, by $8; Ohio Portfolio, by $7; Pennsylvania Portfolio, by $6; and Virginia Portfolio, by $5.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc. a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges from sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended March 31, 2004 as follows:


                       Front End          Contingent Deferred Sales Charges
                   Sales Charges       ----------------------------------------
Portfolio                Class A       Class A         Class B         Class C
-------------------------------------------------------------------------------
Arizona                 $ 15,021       $ 1,934        $ 55,357         $ 1,102
Florida                    9,824            -0-         77,123           1,582
Massachusetts              2,968            -0-         45,732           2,975
Michigan                   4,991           508          52,991          10,248
Minnesota                  6,727            -0-          7,449           4,446
New Jersey                 2,800            -0-         92,429           1,786
Ohio                      10,202          (714)         51,840           2,888
Pennsylvania               5,580            50          36,328           2,396
Virginia                   7,869            -0-         46,930           6,247


NOTE C

Distribution Services Agreement

Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to Class A shares and 1% of each Portfolio's average


-------------------------------------------------------------------------------
94 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


daily net assets attributable to both Class B and Class C shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:


Portfolio                                 Class B            Class C
-------------------------------------------------------------------------
Arizona                                $ 4,760,074         $  940,353
Florida                                  4,916,821          2,386,786
Massachusetts                            4,077,478          2,355,376
Michigan                                 3,775,097          2,908,776
Minnesota                                2,861,372          1,814,182
New Jersey                               6,081,151          2,433,780
Ohio                                     5,320,595          2,556,784
Pennsylvania                             4,010,744          2,239,924
Virginia                                 4,412,939          1,607,370


Such costs may be recovered from each Portfolio at an annual rate of up to .30 of 1% of each Portfolio's daily net assets in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended March 31, 2004 were as follows:


Portfolio                               Purchases            Sales
-------------------------------------------------------------------------
Arizona                               $ 24,055,178       $ 39,777,551
Florida                                 26,706,408         23,696,815
Massachusetts                           34,777,664         47,793,208
Michigan                                 1,862,770         20,414,836
Minnesota                                9,379,232         11,153,999
New Jersey                              18,094,778         36,310,393
Ohio                                    34,404,730         40,564,061
Pennsylvania                            28,684,341         48,511,223
Virginia                                 8,459,812         30,769,053


There were no purchases or sales of U.S. government and government agency obligations during the period.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 95

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


At March 31, 2004, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments for each Portfolio were as follows (excluding futures and swap contracts):


                                        Gross           Gross
                                   Unrealized      Unrealized    Net Unrealized
Portfolio            Tax Cost    Appreciation    Depreciation      Appreciation
-------------------------------------------------------------------------------
Arizona         $ 202,786,041     $ 9,155,953       $ 866,803       $ 8,289,150
Florida           241,095,158      13,357,761         369,169        12,988,592
Massachusetts     145,441,247       9,443,461              -0-        9,443,461
Michigan          140,618,199       6,936,767         260,385         6,676,381
Minnesota         106,702,284       5,309,007         148,834         5,160,172
New Jersey        208,824,699      12,773,656         565,496        12,208,160
Ohio              205,533,779       9,620,830         255,430         9,365,400
Pennsylvania      172,685,396      11,298,021           4,484        11,293,537
Virginia          153,573,273       8,839,365              -0-        8,839,365


1. Interest Rate Swap Agreements

The Portfolios may enter into swap agreements to protect themselves from interest rate fluctuations on the underlying debt instruments and for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolios, and/or the termination value at the end of the contract. Therefore, the Portfolios consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Portfolios record a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as a component of net unrealized appreciation/depreciation of investments. Realized gains and/or losses from terminated swap contracts are included in net realized gain or loss on investment transactions.


_______________________________________________________________________________

96 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


2. Financial Futures Contracts

The Portfolios may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Portfolios bear the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of securities hedged or used to cover.

At the time the Portfolios enter into a futures contract, the Portfolios deposit and maintain as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risk may arise from the potential inability of a counterparty to meet the terms of a contract. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

NOTE E

Shares of Beneficial Interest

There is an unlimited number of $.01 par value shares of beneficial interest authorized for Class A, Class B and Class C shares.

Transactions in shares of beneficial interest for each Portfolio were as follows:


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended                         Ended
                       March 31,    Year Ended       March 31,     Year Ended
                         2004      September 30,       2004       September 30,
Arizona Portfolio    (unaudited)       2003        (unaudited)        2003
-----------------    ------------  ------------  --------------  --------------
Class A
Shares sold              993,718     2,746,350    $ 10,806,680    $ 29,608,405
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          135,769       298,491       1,477,299       3,211,739
-------------------------------------------------------------------------------
Shares converted
  from Class B           117,183       132,593       1,276,171       1,417,147
-------------------------------------------------------------------------------
Shares redeemed       (1,054,350)   (4,786,010)    (11,431,261)    (51,317,970)
-------------------------------------------------------------------------------
Net increase
  (decrease)             192,320    (1,608,576)   $  2,128,889    $(17,080,679)
===============================================================================

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 97

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended                         Ended
                       March 31,    Year Ended       March 31,     Year Ended
                         2004      September 30,       2004       September 30,
Arizona Portfolio    (unaudited)       2003        (unaudited)        2003
-----------------    ------------  ------------  --------------  --------------
Class B
Shares sold              248,247     1,825,142    $  2,677,360    $ 19,676,394
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           87,742       210,399         952,574       2,259,411
-------------------------------------------------------------------------------
Shares converted
  to Class A            (117,362)     (132,853)     (1,276,171)     (1,417,147)
-------------------------------------------------------------------------------
Shares redeemed         (697,545)   (1,924,335)     (7,563,320)    (20,568,914)
-------------------------------------------------------------------------------
Net decrease            (478,918)      (21,647)   $ (5,209,557)   $    (50,256)
===============================================================================

Class C
Shares sold              124,782       836,674    $  1,348,646    $  9,012,975
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           20,842        54,006         226,164         579,946
-------------------------------------------------------------------------------
Shares
  redeemed              (397,190)     (758,108)     (4,301,417)     (8,114,217)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (251,566)      132,572    $ (2,726,607)   $  1,478,704
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended                         Ended
                       March 31,    Year Ended       March 31,     Year Ended
                         2004      September 30,       2004       September 30,
Florida Portfolio    (unaudited)       2003        (unaudited)        2003
-----------------    ------------  ------------  --------------  --------------
Class A
Shares sold              668,655     4,034,122    $  6,860,855    $ 41,151,690
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          125,488       233,348       1,288,773       2,383,179
-------------------------------------------------------------------------------
Shares converted
  from Class B           312,177       302,389       3,211,126       3,095,797
-------------------------------------------------------------------------------
Shares redeemed       (1,605,933)   (4,379,706)    (16,460,471)    (44,671,410)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (499,613)      190,153    $ (5,099,717)   $  1,959,256
===============================================================================


_______________________________________________________________________________

98 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended                         Ended
                       March 31,    Year Ended       March 31,     Year Ended
                         2004      September 30,       2004       September 30,
Florida Portfolio    (unaudited)       2003        (unaudited)        2003
-----------------    ------------  ------------  --------------  --------------
Class B
Shares sold              407,941     2,545,708    $  4,191,098    $ 26,093,216
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          122,007       254,025       1,253,577       2,596,870
-------------------------------------------------------------------------------
Shares converted
  to Class A            (311,921)     (302,158)     (3,211,126)     (3,095,797)
-------------------------------------------------------------------------------
Shares redeemed       (1,151,296)   (2,400,503)    (11,801,616)    (24,442,787)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (933,269)       97,072    $ (9,568,067)   $  1,151,502
===============================================================================

Class C
Shares sold              217,288     1,345,723    $  2,237,906    $ 13,777,500
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           44,647        88,573         459,080         905,586
-------------------------------------------------------------------------------
Shares redeemed         (668,024)   (1,570,180)     (6,844,622)    (15,950,521)
-------------------------------------------------------------------------------
Net decrease            (406,089)     (135,884)   $ (4,147,636)   $ (1,267,435)
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended                         Ended
                       March 31,    Year Ended       March 31,     Year Ended
Massachusetts           2004      September 30,       2004       September 30,
Portfolio            (unaudited)       2003        (unaudited)        2003
-----------------    ------------  ------------  --------------  --------------
Class A
Shares sold              217,909       855,579    $  2,361,340    $  9,272,826
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           62,215       148,032         676,414       1,602,234
-------------------------------------------------------------------------------
Shares converted
  from Class B            80,843        97,084         879,849       1,051,270
-------------------------------------------------------------------------------
Shares redeemed         (971,768)   (2,793,751)    (10,508,242)    (30,142,579)
-------------------------------------------------------------------------------
Net decrease            (610,801)   (1,693,056)   $ (6,590,639)   $(18,216,249)
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 99

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended                         Ended
                       March 31,    Year Ended       March 31,     Year Ended
Massachusetts           2004      September 30,       2004       September 30,
Portfolio            (unaudited)       2003        (unaudited)        2003
-----------------    ------------  ------------  --------------  --------------
Class B
Shares sold              422,487     1,191,757    $  4,582,721    $ 12,925,180
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           99,371       210,850       1,079,170       2,277,527
-------------------------------------------------------------------------------
Shares converted
  from Class A           (80,992)      (97,271)       (879,849)     (1,051,270)
-------------------------------------------------------------------------------
Shares redeemed         (678,656)   (1,617,182)     (7,369,329)    (17,446,910)
-------------------------------------------------------------------------------
Net decrease            (237,790)     (311,846)   $ (2,587,287)   $ (3,295,473)
===============================================================================

Class C
Shares sold               83,370     1,024,636    $    903,562    $ 11,110,909
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           60,347       148,687         655,086       1,605,791
-------------------------------------------------------------------------------
Shares redeemed         (927,656)   (1,670,074)    (10,049,291)    (18,017,667)
-------------------------------------------------------------------------------
Net decrease            (783,939)     (496,751)   $ (8,490,643)   $ (5,300,967)
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended                         Ended
                       March 31,    Year Ended       March 31,     Year Ended
                         2004      September 30,       2004       September 30,
Michigan Portfolio   (unaudited)       2003        (unaudited)        2003
-----------------    ------------  ------------  --------------  --------------
Class A
Shares sold              221,771     1,147,023    $  2,386,542    $ 12,368,107
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           68,623       168,372         739,739       1,809,903
-------------------------------------------------------------------------------
Shares converted
  from Class B            72,408        60,647         781,819         644,723
-------------------------------------------------------------------------------
Shares redeemed       (1,165,329)   (1,495,739)    (12,493,976)    (15,976,562)
-------------------------------------------------------------------------------
Net decrease            (802,527)     (119,697)   $ (8,585,876)   $ (1,153,829)
===============================================================================


_______________________________________________________________________________

100 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended                         Ended
                       March 31,    Year Ended       March 31,     Year Ended
                         2004      September 30,       2004       September 30,
Michigan Portfolio   (unaudited)       2003        (unaudited)        2003
-----------------    ------------  ------------  --------------  --------------
Class B
Shares sold              221,667     1,663,803    $  2,375,714    $ 17,909,005
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           72,020       131,456         776,207       1,410,212
-------------------------------------------------------------------------------
Shares converted
  to Class A             (72,526)      (60,735)       (781,819)       (644,723)
-------------------------------------------------------------------------------
Shares redeemed         (546,921)   (1,173,654)     (5,886,871)    (12,543,906)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (325,760)      560,870    $ (3,516,769)   $  6,130,588
===============================================================================

Class C
Shares sold              260,955     2,234,410    $  2,799,541    $ 24,039,280
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           69,311       144,166         746,763       1,546,830
-------------------------------------------------------------------------------
Shares redeemed         (942,374)   (2,535,584)    (10,120,200)    (27,039,884)
-------------------------------------------------------------------------------
Net decrease            (612,108)     (157,008)   $ (6,573,896)   $ (1,453,774)
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended                         Ended
                       March 31,    Year Ended       March 31,     Year Ended
Minnesota                2004      September 30,       2004       September 30,
Portfolio            (unaudited)       2003        (unaudited)        2003
-----------------    ------------  ------------  --------------  --------------
Class A
Shares sold              474,327     1,330,521    $  4,856,244    $ 13,518,588
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           75,544       157,223         772,321       1,590,948
-------------------------------------------------------------------------------
Shares converted
  from Class B           152,312        49,823       1,560,912         508,664
-------------------------------------------------------------------------------
Shares redeemed         (633,991)   (1,273,615)     (6,451,716)    (12,855,591)
-------------------------------------------------------------------------------
Net increase              68,192       263,952    $    737,761    $  2,762,609
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 101

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended                         Ended
                       March 31,    Year Ended       March 31,     Year Ended
Minnesota                2004      September 30,       2004       September 30,
Portfolio            (unaudited)       2003        (unaudited)        2003
-----------------    ------------  ------------  --------------  --------------
Class B
Shares sold               28,856       566,576    $    294,504    $  5,730,979
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           26,116        56,623         266,906         572,820
-------------------------------------------------------------------------------
Shares converted
  to Class A            (152,336)      (49,838)     (1,560,912)       (508,664)
-------------------------------------------------------------------------------
Shares redeemed         (147,772)     (533,994)     (1,504,768)     (5,388,214)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (245,136)       39,367    $ (2,504,270)   $    406,921
===============================================================================

Class C
Shares sold              105,062       569,078    $  1,078,695    $  5,766,701
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           21,619        45,815         221,205         464,065
-------------------------------------------------------------------------------
Shares redeemed         (202,123)     (697,215)     (2,069,367)     (7,036,754)
-------------------------------------------------------------------------------
Net decrease             (75,442)      (82,322)   $   (769,467)   $   (805,988)
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended                         Ended
                       March 31,    Year Ended       March 31,     Year Ended
New Jersey               2004      September 30,       2004       September 30,
Portfolio            (unaudited)       2003        (unaudited)        2003
-----------------    ------------  ------------  --------------  --------------
Class A
Shares sold              147,505       861,030    $  1,464,343    $  8,492,836
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          106,825       248,238       1,056,725       2,434,833
-------------------------------------------------------------------------------
Shares converted
  from Class B           164,188       296,269       1,619,692       2,903,295
-------------------------------------------------------------------------------
Shares redeemed       (1,021,794)   (2,528,374)    (10,037,967)    (24,709,104)
-------------------------------------------------------------------------------
Net decrease            (603,276)   (1,122,837)   $ (5,897,207)   $(10,878,140)
===============================================================================


_______________________________________________________________________________

102 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended                         Ended
                       March 31,    Year Ended       March 31,     Year Ended
New Jersey               2004      September 30,       2004       September 30,
Portfolio            (unaudited)       2003        (unaudited)        2003
-----------------    ------------  ------------  --------------  --------------
Class B
Shares sold              450,236     1,452,453    $  4,448,736    $ 14,277,534
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          145,401       311,096       1,438,472       3,051,686
-------------------------------------------------------------------------------
Shares converted
  to Class A            (164,188)     (296,131)     (1,619,692)     (2,903,295)
-------------------------------------------------------------------------------
Shares redeemed       (1,577,700)   (2,871,379)    (15,570,463)    (28,118,045)
-------------------------------------------------------------------------------
Net decrease          (1,146,251)   (1,403,961)   $(11,302,947)   $(13,692,120)
===============================================================================

Class C
Shares sold              283,414       829,205    $  2,799,705    $  8,173,814
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           63,326       110,335         626,656       1,082,404
-------------------------------------------------------------------------------
Shares redeemed         (711,082)   (1,892,807)     (7,023,188)    (18,498,818)
-------------------------------------------------------------------------------
Net decrease            (364,342)     (953,267)   $ (3,596,827)   $ (9,242,600)
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended                         Ended
                       March 31,    Year Ended       March 31,     Year Ended
                         2004      September 30,       2004       September 30,
Ohio Portfolio       (unaudited)       2003        (unaudited)        2003
-----------------    ------------  ------------  --------------  --------------
Class A
Shares sold            1,103,585     2,603,274    $ 11,202,313    $ 25,899,491
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          106,911       199,426       1,082,811       1,988,084
-------------------------------------------------------------------------------
Shares converted
  from Class B           189,288       172,198       1,912,507       1,713,910
-------------------------------------------------------------------------------
Shares redeemed         (651,191)   (2,508,279)     (6,580,006)    (25,071,704)
-------------------------------------------------------------------------------
Net increase             748,593       466,619    $  7,617,625    $  4,529,781
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 103

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended                         Ended
                       March 31,    Year Ended       March 31,     Year Ended
                         2004      September 30,       2004       September 30,
Ohio Portfolio       (unaudited)       2003        (unaudited)        2003
-----------------    ------------  ------------  --------------  --------------
Class B
Shares sold              441,769     2,465,948    $  4,457,813    $ 24,633,328
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          114,405       206,715       1,157,686       2,059,278
-------------------------------------------------------------------------------
Shares converted
  to Class A            (189,423)     (172,295)     (1,912,507)     (1,713,910)
-------------------------------------------------------------------------------
Shares redeemed         (725,374)   (1,496,841)     (7,332,115)    (14,892,000)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (358,623)    1,003,527    $ (3,629,123)   $ 10,086,696
===============================================================================

Class C
Shares sold              481,697     1,239,667    $  4,880,167    $ 12,353,373
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           67,337       121,614         681,651       1,211,607
-------------------------------------------------------------------------------
Shares redeemed         (681,256)   (1,357,263)     (6,871,580)    (13,501,185)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (132,222)        4,018    $ (1,309,762)   $     63,795
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended                         Ended
                       March 31,    Year Ended       March 31,     Year Ended
Pennsylvania             2004      September 30,       2004       September 30,
Portfolio            (unaudited)       2003        (unaudited)        2003
-----------------    ------------  ------------  --------------  --------------
Class A
Shares sold              349,615     1,094,863    $  3,685,211    $ 11,376,438
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          115,470       235,272       1,215,898       2,446,438
-------------------------------------------------------------------------------
Shares converted
  from Class B           145,460       231,532       1,536,690       2,409,452
-------------------------------------------------------------------------------
Shares redeemed         (901,409)   (2,911,085)     (9,482,873)    (30,201,600)
-------------------------------------------------------------------------------
Net decrease            (290,864)   (1,349,418)   $ (3,045,074)   $(13,969,272)
===============================================================================


_______________________________________________________________________________

104 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended                         Ended
                       March 31,    Year Ended       March 31,     Year Ended
Pennsylvania             2004      September 30,       2004       September 30,
Portfolio            (unaudited)       2003        (unaudited)        2003
-----------------    ------------  ------------  --------------  --------------
Class B
Shares sold              304,781       999,144    $  3,213,620    $ 10,404,804
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           86,630       178,092         912,343       1,851,843
-------------------------------------------------------------------------------
Shares converted
  to Class A            (145,460)     (231,602)     (1,536,690)     (2,409,452)
-------------------------------------------------------------------------------
Shares redeemed         (702,908)   (1,427,501)     (7,382,838)    (14,814,384)
-------------------------------------------------------------------------------
Net decrease            (456,957)     (481,867)   $ (4,793,565)   $ (4,967,189)
===============================================================================

Class C
Shares sold              258,736     1,637,095    $  2,720,246    $ 17,074,975
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           53,004        89,478         558,834         930,510
-------------------------------------------------------------------------------
Shares redeemed         (524,417)   (1,993,349)     (5,513,866)    (20,705,235)
-------------------------------------------------------------------------------
Net decrease            (212,677)     (266,776)   $ (2,234,786)   $ (2,699,750)
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended                         Ended
                       March 31,    Year Ended       March 31,     Year Ended
Virginia                2004      September 30,       2004       September 30,
Portfolio            (unaudited)       2003        (unaudited)        2003
-----------------    ------------  ------------  --------------  --------------
Class A
Shares sold              360,553     1,352,646    $  3,901,966    $ 14,420,413
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           82,439       171,440         892,646       1,827,604
-------------------------------------------------------------------------------
Shares converted
  from Class B            82,115       101,969         888,968       1,084,332
-------------------------------------------------------------------------------
Shares redeemed       (1,354,111)   (2,099,352)    (14,653,619)    (22,290,612)
-------------------------------------------------------------------------------
Net decrease            (829,004)     (473,297)   $ (8,970,039)   $ (4,958,263)
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 105

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended                         Ended
                       March 31,    Year Ended       March 31,     Year Ended
Virginia                2004      September 30,       2004       September 30,
Portfolio            (unaudited)       2003        (unaudited)        2003
-----------------    ------------  ------------  --------------  --------------
Class B
Shares sold              167,974     1,015,640    $  1,810,643    $ 10,803,064
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          104,403       212,663       1,128,296       2,263,825
-------------------------------------------------------------------------------
Shares converted
  to Class A             (82,277)     (102,150)       (888,968)     (1,084,332)
-------------------------------------------------------------------------------
Shares redeemed         (785,693)   (1,419,317)     (8,462,002)    (15,089,094)
-------------------------------------------------------------------------------
Net decrease            (595,593)     (293,164)   $ (6,412,031)   $ (3,106,537)
===============================================================================

Class C
Shares sold              157,141       883,023    $  1,695,160    $  9,389,967
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           40,580        81,150         438,326         863,754
-------------------------------------------------------------------------------
Shares redeemed         (413,214)   (1,043,431)     (4,454,776)    (11,092,067)
-------------------------------------------------------------------------------
Net decrease            (215,493)      (79,258)   $ (2,321,290)   $   (838,346)
===============================================================================


NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2004.

NOTE G

Distributions To Shareholders

The tax character of distributions to be paid for the year ending September 30, 2004 will be determined at the end of the current fiscal year.


_______________________________________________________________________________

106 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


The tax character of distributions paid during the fiscal years ended September 30, 2003 and September 30, 2002 were as follows:

Arizona Portfolio                                 2003             2002
                                              =============    =============
Distributions paid from:
  Tax-exempt income                           $   9,824,490    $   8,437,580
  Ordinary income                                    45,555          544,194
                                              -------------    -------------
Total distributions paid                      $   9,870,045    $   8,891,774(a)
                                              =============    =============

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $  (3,255,761)(b)
Unrealized appreciation/(depreciation)                             5,119,373(c)
                                                               -------------
Total accumulated earnings/(deficit)                           $   1,863,612
                                                               =============


(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2003, the Portfolio had a net capital loss carryforward for federal income tax purposes of $2,832,511 of which $2,361,378 expires in the year 2008, $383,250 expires in the year 2010 and $87,883 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2003, the Portfolio deferred to October 1, 2003 post October capital losses of $423,250.

(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 107

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Florida Portfolio                                 2003             2002
                                              =============    =============
Distributions paid from:
  Tax-exempt income                           $  12,070,402    $  11,517,304
  Ordinary income                                   623,345               -0-
                                              -------------    -------------
Total distributions paid                      $  12,693,747    $  11,517,304(a)
                                              =============    =============

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $ (10,942,485)(b)
Unrealized appreciation/(depreciation)                            10,259,910(c)
                                                               -------------
Total accumulated earnings/(deficit)                           $    (682,575)
                                                               =============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2003, the Portfolio had a net capital loss carryforward for federal income tax purposes of $10,942,485 of which $4,853 expires in the year 2007, $7,457,727 expires in the year 2008, $3,475,986 expires in the year 2009 and $3,919 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2003, the Portfolio utilized capital loss carryforwards of $1,245,058 and $2,686,148 of capital loss carryforward expired.

(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.


_______________________________________________________________________________

108 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Massachusetts Portfolio                           2003             2002
                                              =============    =============
Distributions paid from:
  Tax-exempt income                           $   7,469,629    $   8,395,533
  Ordinary income                                   295,469          402,082
                                              -------------    -------------
Total distributions paid                      $   7,765,098    $   8,797,615(a)
                                              =============    =============

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $ (11,914,008)(b)
Unrealized appreciation/(depreciation)                             7,399,242(c)
                                                               -------------
Total accumulated earnings/(deficit)                           $  (4,514,766)
                                                               =============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2003, the Portfolio had a net capital loss carryforward for federal income tax purposes of $11,026,645 of which $7,248,317 expires in the year 2008, $1,585,051 expires in the year 2009 and $2,193,277 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the fiscal year ended September 30, 2003, the Portfolio deferred to October 1, 2003 post October capital losses of $873,506. For the year ended September 30, 2003, the Fund deferred losses on straddles of $13,857.

(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 109

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Michigan Portfolio                                 2003             2002
                                              =============    =============
Distributions paid from:
  Tax-exempt income                           $   6,797,816    $   5,083,500
  Ordinary income                                   548,644          401,029
                                              -------------    -------------
Total distributions paid                      $   7,346,460    $   5,484,529(a)
                                              =============    =============

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $    (330,049)(b)
Unrealized appreciation/(depreciation)                             4,248,596(c)
                                                               -------------
Total accumulated earnings/(deficit)                           $   3,918,547
                                                               =============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2003, the Portfolio had a net capital loss carryforward for federal income tax purposes of $184,017, all of which expires in the year 2008. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the Portfolio utilized capital loss carryforwards of $149,164. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the fiscal year ended September 30, 2003, the Portfolio deferred to October 1, 2003 post October capital losses of $146,032.

(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.


_______________________________________________________________________________

110 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Minnesota Portfolio                                2003             2002
                                              =============    =============
Distributions paid from:
  Tax-exempt income                           $   4,505,786    $   3,906,351
  Ordinary income                                   210,091          170,915
                                              -------------    -------------
Total distributions paid                      $   4,715,877    $   4,077,266(a)
                                              =============    =============

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $  (1,931,050)(b)
Unrealized appreciation/(depreciation)                             3,883,179(c)
                                                               -------------
Total accumulated earnings/(deficit)                           $   1,952,129
                                                               =============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2003, the Portfolio had a net capital loss carryforward for federal income tax purposes of $1,931,050 of which $492,981 expires in the year 2004, $1,051,696 expires in the year 2008, $160,146 expires in the year 2009, $46,432 expires in the year 2010 and $179,795 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2003, $650,584 of capital loss carryforward expired.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 111

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


New Jersey Portfolio                              2003             2002
                                              =============    =============
Distributions paid from:
  Tax-exempt income                           $  10,317,045    $  11,347,913
  Ordinary income                                   530,987          808,169
                                              -------------    -------------
Total distributions paid                      $  10,848,032    $  12,156,082(a)
                                              =============    =============

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $ (15,675,246)(b)
Unrealized appreciation/(depreciation)                             9,087,556(c)
                                                               -------------
Total accumulated earnings/(deficit)                           $  (6,587,690)
                                                               =============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2003, the Portfolio had a net capital loss carryforward for federal income tax purposes of $15,060,118 of which $349,704 expires in the year 2004, $3,327,295 expires in the year 2008, $1,077,263 expires in the year 2009, $4,688,584 expires in the year 2010 and $5,617,272 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2003, $3,051,602 of capital loss carryforward expired. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the fiscal year ended September 30, 2003, the Portfolio deferred to October 1, 2003 post October capital losses of $598,372. For the year ended September 30, 2003, the Portfolio deferred losses on straddles of $16,756.

(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.


_______________________________________________________________________________

112 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Ohio Portfolio                                     2003             2002
                                              =============    =============
Distributions paid from:
  Tax-exempt income                           $   8,483,968    $   7,932,576
  Ordinary income                                   485,719          207,602
                                              -------------    -------------
Total distributions paid                      $   8,969,687    $   8,140,178(a)
                                              =============    =============

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $  (9,257,559)(b)
Unrealized appreciation/(depreciation)                             8,335,176(c)
                                                               -------------
Total accumulated earnings/(deficit)                           $    (922,383)
                                                               =============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2003, the Portfolio had a net capital loss carryforward for federal income tax purposes of $8,082,743 of which $332,000 expires in the year 2004, $2,491,530 expires in the year 2008, $1,639,021 expires in the year 2009 and $3,620,192 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2003, $666,075 of capital loss carryforward expired. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the fiscal year ended September 30, 2003, the Portfolio deferred to October 1, 2003 post October capital losses of $1,174,816.

(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 113

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Pennsylvania Portfolio                             2003             2002
                                              =============    =============
Distributions paid from:
  Tax-exempt income                           $   9,195,254    $   9,281,173
  Ordinary income                                    77,465          304,732
                                              -------------    -------------
Total distributions paid                      $   9,272,719    $   9,585,905(a)
                                              =============    =============

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Tax Exempt Income                                $      62,329
Accumulated capital and other losses                              (7,824,082)(b)
Unrealized appreciation/(depreciation)                            11,174,349(c)
                                                               -------------
Total accumulated earnings/(deficit)                           $   3,412,596
                                                               =============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2003, the Portfolio had a net capital loss carryforward for federal income tax purposes of $7,283,902 of which $6,563,370 expires in the year 2008, $274,791 expires in the year 2010 and $445,741 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the fiscal year ended September 30, 2003, the Portfolio deferred to October 1, 2003 post October capital losses of $540,180.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


_______________________________________________________________________________

114 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Virginia Portfolio                                2003             2002
                                              =============    =============
Distributions paid from:
  Tax-exempt income                           $   8,410,172    $   7,722,633
  Ordinary income                                    39,132          281,521
                                              -------------    -------------
Total distributions paid                      $   8,449,304    $   8,004,154(a)
                                              =============    =============

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Tax Exempt Income                                $     196,699
Accumulated capital and other losses                              (4,687,154)(b)
Unrealized appreciation/(depreciation)                             8,072,044(c)
                                                               -------------
Total accumulated earnings/(deficit)                           $   3,581,589
                                                               =============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2003, the Portfolio had a net capital loss carryforward for federal income tax purposes of $4,687,154 of which $2,693,378 expires in the year 2008, $1,200,330 expires in the year 2009 and $793,446 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2003, the Portfolio utilized capital loss carryforwards of $1,284,755.

(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.

NOTE H

Concentration of Credit Risk

The Portfolios of the AllianceBernstein Municipal Income Fund II are State Portfolios that may invest a large portion of their assets in a particular state's municipal securities and their various political subdivisions, and the performance of each of these Portfolios may be closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

NOTE I

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 115

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fees. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.


_______________________________________________________________________________

116 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 117

                                                           Financial Highlights
-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         Arizona Portfolio
                                            ----------------------------------------------------------------------------
                                                                              Class A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.76       $11.02       $10.80       $10.47       $10.40       $11.03

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .25          .51          .51          .54          .55          .51
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .19         (.26)         .26          .34          .07         (.55)
Net increase (decrease) in
  net asset value from
  operations                                     .44          .25          .77          .88          .62         (.04)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.25)        (.51)        (.51)        (.54)        (.55)        (.51)
Distributions in excess of
  net investment income                           -0-          -0-        (.04)        (.01)          -0-        (.04)
Distributions from net
  realized gains                                  -0-          -0-          -0-          -0-          -0-        (.04)
Total dividends and
  distributions                                 (.25)        (.51)        (.55)        (.55)        (.55)        (.59)
Net asset value,
  end of period                               $10.95       $10.76       $11.02       $10.80       $10.47       $10.40

TOTAL RETURN
Total investment return based
  on net asset value(c)                         4.16%        2.35%        7.33%        8.56%        6.17%        (.45)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $104,945     $101,040     $121,245      $88,261      $47,258      $38,472
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .78%(d)      .78%         .78%         .78%         .78%         .78%
  Expenses, before waivers/
    reimbursements                              1.14%(d)     1.11%        1.12%        1.22%        1.29%        1.39%
  Net investment income,
    net of waivers/
    reimbursements                              4.66%(d)     4.72%        4.73%        5.08%        5.33%        4.74%
Portfolio turnover rate                           12%          28%          11%         119%         199%         217%



See footnote summary on page 144.


_______________________________________________________________________________

118 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                           Financial Highlights
-------------------------------------------------------------------------------


                                                                        Arizona Portfolio
                                            ----------------------------------------------------------------------------
                                                                              Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.74       $11.00       $10.78       $10.46       $10.39       $11.03

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .22          .43          .43          .47          .48          .43
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .19         (.26)         .27          .33          .07         (.55)
Net increase (decrease) in
  net asset value from
  operations                                     .41          .17          .70          .80          .55         (.12)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.21)        (.43)        (.43)        (.47)        (.48)        (.43)
Distributions in excess of
  net investment income                           -0-          -0-        (.05)        (.01)          -0-        (.05)
Distributions from net
  realized gains                                  -0-          -0-          -0-          -0-          -0-        (.04)
Total dividends and
  distributions                                 (.21)        (.43)        (.48)        (.48)        (.48)        (.52)
Net asset value,
  end of period                               $10.94       $10.74       $11.00       $10.78       $10.46       $10.39

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.89%        1.62%        6.65%        7.76%        5.45%       (1.19)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $86,312      $89,938      $92,349      $56,024      $34,232      $31,242
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.48%(d)     1.48%        1.48%        1.48%        1.48%        1.48%
  Expenses, before waivers/
    reimbursements                              1.85%(d)     1.82%        1.82%        1.93%        1.99%        2.16%
  Net investment income,
    net of waivers/
    reimbursements                              3.97%(d)     4.03%        4.02%        4.41%        4.63%        4.05%
Portfolio turnover rate                           12%          28%          11%         119%         199%         217%


See footnote summary on page 144.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 119

                                                           Financial Highlights
-------------------------------------------------------------------------------



                                                                         Arizona Portfolio
                                            ----------------------------------------------------------------------------
                                                                              Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.74       $11.00       $10.78       $10.46       $10.39       $11.03

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .22          .43          .43          .47          .48          .43
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .19         (.26)         .27          .33          .07         (.55)
Net increase (decrease)
  in net asset value
  from operations                                .41          .17          .70          .80          .55         (.12)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.21)        (.43)        (.43)        (.47)        (.48)        (.43)
Distributions in excess of
  net investment income                           -0-          -0-        (.05)        (.01)          -0-        (.05)
Distributions from net
  realized gains                                  -0-          -0-          -0-          -0-          -0-        (.04)
Total dividends and
  distributions                                 (.21)        (.43)        (.48)        (.48)        (.48)        (.52)
Net asset value,
end of period                                 $10.94       $10.74       $11.00       $10.78       $10.46       $10.39

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.89%        1.62%        6.65%        7.76%        5.45%       (1.19)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $22,809      $25,110      $24,258      $13,407       $8,941       $9,368
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.48%(d)     1.48%        1.48%        1.48%        1.48%        1.48%
  Expenses, before waivers/
    reimbursements                              1.85%(d)     1.82%        1.82%        1.93%        1.99%        2.17%
  Net investment income,
    net of waivers/
    reimbursements                              3.97%(d)     4.03%        4.00%        4.43%        4.64%        4.05%
Portfolio turnover rate                           12%          28%          11%         119%         199%         217%



See footnote summary on page 144.


_______________________________________________________________________________

120 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                           Financial Highlights
-------------------------------------------------------------------------------


                                                                          Florida Portfolio
                                            ----------------------------------------------------------------------------
                                                                               Class A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.17       $10.34       $10.16        $9.76        $9.81       $10.48

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .25          .49          .52          .53          .53          .51
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .15         (.13)         .19          .40         (.05)        (.65)
Net increase (decrease)
  in net asset value
  from operations                                .40          .36          .71          .93          .48         (.14)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.25)        (.53)        (.52)        (.53)        (.53)        (.51)
Distributions in excess of
  net investment income                           -0-          -0-        (.01)          -0-          -0-        (.02)
Total dividends and
  distributions                                 (.25)        (.53)        (.53)        (.53)        (.53)        (.53)
Net asset value,
end of period                                 $10.32       $10.17       $10.34       $10.16        $9.76        $9.81

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.95%        3.54%        7.21%        9.71%        5.10%       (1.38)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $105,934     $109,543     $109,373      $97,714      $75,422      $79,752
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .78%(d)      .78%         .78%         .78%         .73%         .73%
  Expenses, before waivers/
    reimbursements                              1.11%(d)     1.11%        1.09%        1.13%        1.14%        1.18%
  Net investment income,
    net of waivers/
    reimbursements                              4.76%(d)     4.80%        5.18%        5.33%        5.52%        4.94%
Portfolio turnover rate                           10%          30%          20%          70%         281%         244%



See footnote summary on page 144.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 121

                                                           Financial Highlights
-------------------------------------------------------------------------------


                                                                        Florida Portfolio
                                            ----------------------------------------------------------------------------
                                                                             Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.18       $10.35       $10.17        $9.77        $9.81       $10.48

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .21          .42          .45          .46          .46          .43
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .14         (.14)         .18          .39         (.05)        (.64)
Net increase (decrease)
  in net asset value
  from operations                                .35          .28          .63          .85          .41         (.21)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.21)        (.45)        (.45)        (.45)        (.45)        (.43)
Distributions in excess of
  net investment income                           -0-          -0-          -0-          -0-          -0-        (.03)
Total dividends and
  distributions                                 (.21)        (.45)        (.45)        (.45)        (.45)        (.46)
Net asset value,
end of period                                 $10.32       $10.18       $10.35       $10.17        $9.77        $9.81

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.60%        2.82%        6.45%        8.92%        4.43%       (2.06)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $96,699     $104,874     $105,583      $87,603      $65,391      $67,532
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.48%(d)     1.48%        1.48%        1.48%        1.43%        1.43%
  Expenses, before waivers/
    reimbursements                              1.82%(d)     1.81%        1.79%        1.84%        1.85%        1.91%
  Net investment income,
    net of waivers/
    reimbursements                              4.06%(d)     4.09%        4.47%        4.62%        4.82%        4.25%
Portfolio turnover rate                           10%          30%          20%          70%         281%         244%



See footnote summary on page 144.


_______________________________________________________________________________

122 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                           Financial Highlights
-------------------------------------------------------------------------------


                                                                         Florida Portfolio
                                            ----------------------------------------------------------------------------
                                                                              Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.18       $10.35       $10.17        $9.77        $9.81       $10.48

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .21          .42          .45          .46          .46          .43
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .14         (.14)         .18          .39         (.05)        (.64)
Net increase (decrease)
  in net asset value
  from operations                                .35          .28          .63          .85          .41         (.21)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.21)        (.45)        (.45)        (.45)        (.45)        (.43)
Distributions in excess of
  net investment income                           -0-          -0-          -0-          -0-          -0-        (.03)
Total dividends and
  distributions                                 (.21)        (.45)        (.45)        (.45)        (.45)        (.46)
Net asset value,
end of period                                 $10.32       $10.18       $10.35       $10.17        $9.77        $9.81

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.60%        2.82%        6.45%        8.93%        4.43%       (2.06)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $43,394      $46,929      $49,102      $40,360      $38,464      $42,169
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.48%(d)     1.48%        1.48%        1.48%        1.43%        1.43%
  Expenses, before waivers/
    reimbursements                              1.81%(d)     1.81%        1.79%        1.83%        1.85%        1.91%
  Net investment income,
    net of waivers/
    reimbursements                              4.06%(d)     4.09%        4.47%        4.64%        4.83%        4.24%
Portfolio turnover rate                           10%          30%          20%          70%         281%         244%



See footnote summary on page 144.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 123

                                                           Financial Highlights
-------------------------------------------------------------------------------



                                                                        Massachusetts Portfolio
                                            ----------------------------------------------------------------------------
                                                                               Class A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.79       $11.06       $11.05       $10.59       $10.66       $11.39

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .25          .51          .54          .56          .58          .53
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .16         (.26)         .04          .47         (.09)        (.66)
Net increase (decrease)
  in net asset value
  from operations                                .41          .25          .58         1.03          .49         (.13)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.26)        (.52)        (.54)        (.56)        (.56)        (.53)
Distributions in excess of
  net investment income                           -0-          -0-        (.03)        (.01)          -0-        (.04)
Distributions from net
  realized gains                                  -0-          -0-          -0-          -0-          -0-        (.03)
Total dividends and
  distributions                                 (.26)        (.52)        (.57)        (.57)        (.56)        (.60)
Net asset value,
  end of period                               $10.94       $10.79       $11.06       $11.05       $10.59       $10.66

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.86%        2.39%        5.46%        9.92%        4.86%       (1.24)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $40,288      $46,342      $66,197      $63,384      $45,418      $44,758
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .82%(d)      .82%         .82%         .82%         .77%         .72%
  Expenses, before waivers/
    reimbursements                              1.20%(d)     1.17%        1.12%        1.19%        1.63%        1.24%
  Net investment income,
    net of waivers/
    reimbursements                              4.68%(d)     4.71%        4.97%        5.20%        5.53%        4.74%
Portfolio turnover rate                           22%          28%          27%         108%         389%         303%



See footnote summary on page 144.


_______________________________________________________________________________

124 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                           Financial Highlights
-------------------------------------------------------------------------------



                                                                        Massachusetts Portfolio
                                            ----------------------------------------------------------------------------
                                                                               Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.77       $11.03       $11.03       $10.57       $10.65       $11.38

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .22          .44          .47          .49          .50          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .15         (.25)         .03          .47         (.09)        (.65)
Net increase (decrease)
  in net asset value
  from operations                                .37          .19          .50          .96          .41         (.20)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.22)        (.45)        (.47)        (.49)        (.49)        (.45)
Distributions in excess of
  net investment income                           -0-          -0-        (.03)        (.01)          -0-        (.05)
Distributions from net
  realized gains                                  -0-          -0-          -0-          -0-          -0-        (.03)
Total dividends and
  distributions                                 (.22)        (.45)        (.50)        (.50)        (.49)        (.53)
Net asset value,
  end of period                               $10.92       $10.77       $11.03       $11.03       $10.57       $10.65

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.49%        1.76%        4.69%        9.22%        4.06%       (1.87)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $72,393      $73,979      $79,216      $62,190      $39,964      $42,628
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.52%(d)     1.52%        1.52%        1.52%        1.47%        1.42%
  Expenses, before waivers/
    reimbursements                              1.90%(d)     1.89%        1.83%        1.90%        1.94%        1.97%
  Net investment income,
    net of waivers/
    reimbursements                              3.98%(d)     4.02%        4.28%        4.53%        4.83%        4.06%
Portfolio turnover rate                           22%          28%          27%         108%         389%         303%



See footnote summary on page 144.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 125

                                                           Financial Highlights
-------------------------------------------------------------------------------



                                                                       Massachusetts Portfolio
                                            ----------------------------------------------------------------------------
                                                                              Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.77       $11.03       $11.03       $10.57       $10.65       $11.38

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .22          .44          .47          .49          .50          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .15         (.25)         .03          .47         (.09)        (.65)
Net increase (decrease)
  in net asset value
  from operations                                .37          .19          .50          .96          .41         (.20)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.22)        (.45)        (.47)        (.49)        (.49)        (.45)
Distributions in excess of
  net investment income                           -0-          -0-        (.03)        (.01)          -0-        (.05)
Distributions from net
  realized gains                                  -0-          -0-          -0-          -0-          -0-        (.03)
Total dividends and
  distributions                                 (.22)        (.45)        (.50)        (.50)        (.49)        (.53)
Net asset value,
  end of period                               $10.92       $10.77       $11.03       $11.03       $10.57       $10.65

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.49%        1.76%        4.69%        9.22%        4.06%       (1.87)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $38,618      $46,542      $53,156      $44,688      $31,207      $29,365
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.52%(d)     1.52%        1.52%        1.52%        1.47%        1.42%
  Expenses, before waivers/
    reimbursements                              1.90%(d)     1.88%        1.82%        1.90%        1.93%        1.96%
  Net investment income,
    net of waivers/
    reimbursements                              3.98%(d)     4.02%        4.28%        4.53%        4.83%        4.05%
Portfolio turnover rate                           22%          28%          27%         108%         389%         303%



See footnote summary on page 144.


_______________________________________________________________________________

126 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                           Financial Highlights
-------------------------------------------------------------------------------



                                                                         Michigan Portfolio
                                            ----------------------------------------------------------------------------
                                                                              Class A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.69       $10.91       $10.63       $10.16       $10.06       $10.62

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .24          .47          .49          .52          .53          .46
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .17         (.17)         .32          .48          .09         (.45)
Net increase in net asset
  value from operations                          .41          .30          .81         1.00          .62          .01

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.24)        (.52)        (.49)        (.52)        (.52)        (.46)
Distributions in excess of
  net investment income                           -0-          -0-        (.04)        (.01)          -0-        (.04)
Distributions from net
  realized gains                                  -0-          -0-          -0-          -0-          -0-        (.07)
Total dividends and
  distributions                                 (.24)        (.52)        (.53)        (.53)        (.52)        (.57)
Net asset value,
  end of period                               $10.86       $10.69       $10.91       $10.63       $10.16       $10.06

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.92%        2.66%        7.87%       10.11%        6.39%         .03%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $45,136      $53,022      $55,396      $32,804      $14,609      $11,760
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .98%(d)     1.01%        1.01%        1.01%         .99%         .96%
  Expenses, before waivers/
    reimbursements                              1.19%(d)     1.20%        1.21%        1.44%        1.63%        1.62%
  Net investment income,
    net of waivers/
    reimbursements                              4.42%(d)     4.38%        4.57%        5.01%        5.30%        4.48%
Portfolio turnover rate                            1%          46%          18%         115%         287%         213%



See footnote summary on page 144.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 127

                                                           Financial Highlights
-------------------------------------------------------------------------------



                                                                        Michigan Portfolio
                                            ----------------------------------------------------------------------------
                                                                             Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.67       $10.89       $10.62       $10.15       $10.05       $10.61

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .20          .40          .41          .45          .45          .39
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .17         (.18)         .32          .48          .10         (.45)
Net increase (decrease)
  in net asset value
  from operations                                .37          .22          .73          .93          .55         (.06)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.20)        (.44)        (.41)        (.45)        (.45)        (.39)
Distributions in excess of
  net investment income                           -0-          -0-        (.05)        (.01)          -0-        (.04)
Distributions from net
  realized gains                                  -0-          -0-          -0-          -0-          -0-        (.07)
Total dividends and
  distributions                                 (.20)        (.44)        (.46)        (.46)        (.45)        (.50)
Net asset value,
  end of period                               $10.84       $10.67       $10.89       $10.62       $10.15       $10.05

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.56%        1.95%        7.06%        9.39%        5.55%        (.64)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $55,410      $58,034      $53,097      $29,436      $14,943      $13,844
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.69%(d)     1.71%        1.71%        1.71%        1.69%        1.66%
  Expenses, before waivers/
    reimbursements                              1.90%(d)     1.92%        1.92%        2.16%        2.34%        2.44%
  Net investment income,
    net of waivers/
    reimbursements                              3.72%(d)     3.69%        3.88%        4.34%        4.59%        3.79%
Portfolio turnover rate                            1%          46%          18%         115%         287%         213%



See footnote summary on page 144.


_______________________________________________________________________________

128 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                           Financial Highlights
-------------------------------------------------------------------------------



                                                                       Michigan Portfolio
                                            ----------------------------------------------------------------------------
                                                                             Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.67       $10.89       $10.62       $10.14       $10.05       $10.61

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .20          .40          .41          .45          .46          .40
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .17         (.18)         .32          .49          .08         (.46)
Net increase (decrease)
  in net asset value
  from operations                                .37          .22          .73          .94          .54         (.06)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.20)        (.44)        (.41)        (.45)        (.45)        (.40)
Distributions in excess of
  net investment income                           -0-          -0-        (.05)        (.01)          -0-        (.03)
Distributions from net
  realized gains                                  -0-          -0-          -0-          -0-          -0-        (.07)
Total dividends and
  distributions                                 (.20)        (.44)        (.46)        (.46)        (.45)        (.50)
Net asset value,
  end of period                               $10.84       $10.67       $10.89       $10.62       $10.14       $10.05

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.56%        1.95%        7.06%        9.50%        5.55%        (.64)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $49,220      $54,996      $57,818      $24,142      $12,061      $10,747
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.69%(d)     1.71%        1.71%        1.71%        1.69%        1.66%
  Expenses, before waivers/
    reimbursements                              1.89%(d)     1.90%        1.93%        2.16%        2.34%        2.43%
  Net investment income,
    net of waivers/
    reimbursements                              3.72%(d)     3.69%        3.86%        4.35%        4.60%        3.78%
Portfolio turnover rate                            1%          46%          18%         115%         287%         213%



See footnote summary on page 144.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 129

                                                           Financial Highlights
-------------------------------------------------------------------------------



                                                                        Minnesota Portfolio
                                            ----------------------------------------------------------------------------
                                                                              Class A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.15       $10.31       $10.09        $9.72        $9.67       $10.22

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .22          .45          .48          .52          .53          .49
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .13         (.15)         .25          .38          .03         (.53)
Net increase (decrease)
  in net asset value
  from operations                                .35          .30          .73          .90          .56         (.04)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.23)        (.46)        (.48)        (.52)        (.51)        (.49)
Distributions in excess of
  net investment income                           -0-          -0-        (.03)        (.01)          -0-        (.02)
Total dividends and
  distributions                                 (.23)        (.46)        (.51)        (.53)        (.51)        (.51)
Net asset value,
  end of period                               $10.27       $10.15       $10.31       $10.09        $9.72        $9.67

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.46%        3.05%        7.46%        9.44%        6.09%        (.48)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $69,003      $67,521      $65,850      $30,501      $20,212      $10,601
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .90%(d)      .90%         .90%         .90%         .81%         .75%
  Expenses, before waivers/
    reimbursements                              1.28%(d)     1.28%        1.29%        1.49%        1.66%        1.63%
  Net investment income,
    net of waivers/
    reimbursements                              4.26%(d)     4.42%        4.75%        5.23%        5.57%        4.90%
Portfolio turnover rate                            9%          32%          29%          61%         307%         259%



See footnote summary on page 144.


_______________________________________________________________________________

130 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                           Financial Highlights
-------------------------------------------------------------------------------



                                                                        Minnesota Portfolio
                                            ----------------------------------------------------------------------------
                                                                             Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.15       $10.31       $10.08        $9.72        $9.67       $10.22

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .18          .38          .40          .45          .46          .42
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .13         (.15)         .27          .37          .03         (.53)
Net increase (decrease)
  in net asset value
  from operations                                .31          .23          .67          .82          .49         (.11)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.19)        (.39)        (.40)        (.45)        (.44)        (.42)
Distributions in excess of
  net investment income                           -0-          -0-        (.04)        (.01)          -0-        (.02)
Total dividends and
  distributions                                 (.19)        (.39)        (.44)        (.46)        (.44)        (.44)
Net asset value,
  end of period                               $10.27       $10.15       $10.31       $10.08        $9.72        $9.67

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.10%        2.34%        6.84%        8.61%        5.32%       (1.19)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $22,131      $24,366      $24,340      $17,304      $12,064      $14,111
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.60%(d)     1.60%        1.60%        1.60%        1.51%        1.46%
  Expenses, before waivers/
    reimbursements                              1.99%(d)     1.99%        1.99%        2.19%        2.37%        2.43%
  Net investment income,
    net of waivers/
    reimbursements                              3.56%(d)     3.72%        4.04%        4.52%        4.81%        4.16%
Portfolio turnover rate                            9%          32%          29%          61%         307%         259%



See footnote summary on page 144.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 131

                                                           Financial Highlights
-------------------------------------------------------------------------------



                                                                          Minnesota Portfolio
                                            ------------------------------------------------------------------------------
                                                                                Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.16       $10.32       $10.10        $9.72        $9.67       $10.22

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .18          .38          .40          .45          .46          .42
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .13         (.15)         .26          .39          .03         (.53)
Net increase (decrease)
  in net asset value
  from operations                                .31          .23          .66          .84          .49         (.11)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.19)        (.39)        (.40)        (.45)        (.44)        (.42)
Distributions in excess of
  net investment income                           -0-          -0-        (.04)        (.01)          -0-        (.02)
Total dividends and
  distributions                                 (.19)        (.39)        (.44)        (.46)        (.44)        (.44)
Net asset value,
  end of period                               $10.28       $10.16       $10.32       $10.10        $9.72        $9.67

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.10%        2.34%        6.72%        8.82%        5.32%       (1.19)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $18,695      $19,248      $20,401      $11,434       $7,524       $9,081
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.60%(d)     1.60%        1.60%        1.60%        1.50%        1.45%
  Expenses, before waivers/
    reimbursements                              1.98%(d)     1.98%        1.99%        2.19%        2.36%        2.44%
  Net investment income,
    net of waivers/
    reimbursements                              3.55%(d)     3.70%        4.01%        4.51%        4.84%        4.17%
Portfolio turnover rate                            9%          32%          29%          61%         307%         259%



See footnote summary on page 144.


_______________________________________________________________________________

132 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                           Financial Highlights
-------------------------------------------------------------------------------


                                                                       New Jersey Portfolio
                                            ----------------------------------------------------------------------------
                                                                             Class A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $9.80       $10.03       $10.11        $9.92        $9.93       $10.46

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .22          .45          .48          .52          .52          .49
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .16         (.22)        (.05)         .20         (.02)        (.51)
Net increase (decrease) in
  net asset value
  from operations                                .38          .23          .43          .72          .50         (.02)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.23)        (.46)        (.48)        (.52)        (.51)        (.49)
Distributions in excess of
  net investment income                           -0-          -0-        (.03)        (.01)          -0-        (.02)
Total dividends and
  distributions                                 (.23)        (.46)        (.51)        (.53)        (.51)        (.51)
Net asset value,
  end of period                                $9.95        $9.80       $10.03       $10.11        $9.92        $9.93

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.92%        2.39%        4.42%        7.33%        5.31%        (.29)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $76,888      $81,632      $94,865      $80,489      $49,667      $33,109
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .87%(d)      .87%         .87%         .87%         .85%         .82%
  Expenses, before waivers/
    reimbursements                              1.16%(d)     1.13%        1.11%        1.13%        1.23%        1.25%
  Net investment income,
    net of waivers/
    reimbursements                              4.54%(d)     4.53%        4.80%        5.04%        5.36%        4.82%
Portfolio turnover rate                            8%          45%          49%         111%         224%         131%



See footnote summary on page 144.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 133

                                                           Financial Highlights
-------------------------------------------------------------------------------


                                                                       New Jersey Portfolio
                                            ----------------------------------------------------------------------------
                                                                             Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $9.80       $10.04       $10.11        $9.92        $9.93       $10.46

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .19          .38          .41          .44          .45          .42
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .15         (.23)        (.04)         .20         (.02)        (.51)
Net increase (decrease)
  in net asset value
  from operations                                .34          .15          .37          .64          .43         (.09)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.19)        (.39)        (.41)        (.44)        (.44)        (.42)
Distributions in excess of
  net investment income                           -0-          -0-        (.03)        (.01)          -0-        (.02)
Total dividends and
  distributions                                 (.19)        (.39)        (.44)        (.45)        (.44)        (.44)
Net asset value,
  end of period                                $9.95        $9.80       $10.04       $10.11        $9.92        $9.93

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.54%        1.56%        3.79%        6.56%        4.53%        (.99)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $100,594     $110,294     $127,025     $103,889      $62,149      $64,929
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.57%(d)     1.57%        1.57%        1.57%        1.55%        1.53%
  Expenses, before waivers/
    reimbursements                              1.87%(d)     1.84%        1.82%        1.84%        1.94%        1.99%
  Net investment income,
    net of waivers/
    reimbursements                              3.84%(d)     3.83%        4.10%        4.33%        4.63%        4.10%
Portfolio turnover rate                            8%          45%          49%         111%         224%         131%



See footnote summary on page 144.


_______________________________________________________________________________

134 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                           Financial Highlights
-------------------------------------------------------------------------------



                                                                      New Jersey Portfolio
                                            ----------------------------------------------------------------------------
                                                                             Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $9.81       $10.04       $10.11        $9.93        $9.93       $10.46

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .19          .38          .41          .44          .45          .43
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .15         (.22)        (.04)         .19         (.01)        (.52)
Net increase (decrease)
  in net asset value
  from operations                                .34          .16          .37          .63          .44         (.09)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.19)        (.39)        (.41)        (.44)        (.44)        (.43)
Distributions in excess of
  net investment income                           -0-          -0-        (.03)        (.01)          -0-        (.01)
Total dividends and
  distributions                                 (.19)        (.39)        (.44)        (.45)        (.44)        (.44)
Net asset value,
  end of period                                $9.96        $9.81       $10.04       $10.11        $9.93        $9.93

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.54%        1.66%        3.78%        6.45%        4.63%        (.99)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $42,712      $45,633      $56,295      $46,025      $31,115      $32,578
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.57%(d)     1.57%        1.57%        1.57%        1.54%        1.52%
  Expenses, before waivers/
    reimbursements                              1.86%(d)     1.83%        1.81%        1.83%        1.93%        1.98%
  Net investment income,
    net of waivers/
    reimbursements                              3.84%(d)     3.83%        4.10%        4.34%        4.64%        4.12%
Portfolio turnover rate                            8%          45%          49%         111%         224%         131%



See footnote summary on page 144.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 135

                                                           Financial Highlights
-------------------------------------------------------------------------------


                                                                         Ohio Portfolio
                                            ----------------------------------------------------------------------------
                                                                             Class A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.05       $10.02       $10.01        $9.77        $9.86       $10.45

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .22          .46          .50          .54          .54          .49
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .11          .05          .04          .23         (.12)        (.55)
Net increase (decrease)
  in net asset value
  from operations                                .33          .51          .54          .77          .42         (.06)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.23)        (.48)        (.51)        (.53)        (.51)        (.49)
Distributions in excess of
  net investment income                           -0-          -0-        (.02)          -0-          -0-        (.04)
Total dividends and
  distributions                                 (.23)        (.48)        (.53)        (.53)        (.51)        (.53)
Net asset value,
  end of period                               $10.15       $10.05       $10.02       $10.01        $9.77        $9.86

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.43%        5.20%        5.57%        8.04%        4.54%        (.70)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $83,458      $75,102      $70,223      $46,855      $32,490      $27,229
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .85%(d)      .85%         .85%         .85%         .76%         .75%
  Expenses, before waivers/
    reimbursements                              1.16%(d)     1.15%        1.15%        1.20%        1.29%        1.30%
  Net investment income,
    net of waivers/
    reimbursements                              4.36%(d)     4.59%        4.99%        5.42%        5.57%        4.88%
Portfolio turnover rate                           17%          23%          34%          32%         307%         208%



See footnote summary on page 144.


_______________________________________________________________________________

136 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                           Financial Highlights
-------------------------------------------------------------------------------


                                                                         Ohio Portfolio
                                            ----------------------------------------------------------------------------
                                                                             Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.04       $10.02       $10.01        $9.77        $9.86       $10.45

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .18          .39          .43          .47          .46          .43
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .11          .04          .05          .24         (.11)        (.57)
Net increase (decrease)
  in net asset value
  from operations                                .29          .43          .48          .71          .35         (.14)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.19)        (.41)        (.44)        (.47)        (.44)        (.43)
Distributions in excess of
  net investment income                           -0-          -0-        (.03)          -0-          -0-        (.02)
Total dividends and
  distributions                                 (.19)        (.41)        (.47)        (.47)        (.44)        (.45)
Net asset value,
  end of period                               $10.14       $10.04       $10.02       $10.01        $9.77        $9.86

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.07%        4.37%        4.87%        7.33%        3.78%       (1.38)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $80,621      $83,422      $73,159      $54,575      $40,812      $49,055
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.55%(d)     1.55%        1.55%        1.55%        1.47%        1.46%
  Expenses, before waivers/
    reimbursements                              1.86%(d)     1.86%        1.85%        1.91%        2.00%        2.01%
  Net investment income,
    net of waivers/
    reimbursements                              3.66%(d)     3.88%        4.29%        4.72%        4.84%        4.17%
Portfolio turnover rate                           17%          23%          34%          32%         307%         208%



See footnote summary on page 144.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 137

                                                           Financial Highlights
-------------------------------------------------------------------------------


                                                                           Ohio Portfolio
                                            ----------------------------------------------------------------------------
                                                                               Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.05       $10.02       $10.02        $9.77        $9.86       $10.45

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .18          .39          .43          .47          .47          .43
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .11          .05          .04          .25         (.12)        (.57)
Net increase (decrease)
  in net asset value
  from operations                                .29          .44          .47          .72          .35         (.14)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.19)        (.41)        (.44)        (.47)        (.44)        (.43)
Distributions in excess of
  net investment income                           -0-          -0-        (.03)          -0-          -0-        (.02)
Total dividends and
  distributions                                 (.19)        (.41)        (.47)        (.47)        (.44)        (.45)
Net asset value,
  end of period                               $10.15       $10.05       $10.02       $10.02        $9.77        $9.86

TOTAL RETURN
Total investment return based
  on net asset value(c)                         2.97%        4.47%        4.77%        7.43%        3.78%       (1.38)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $53,262      $54,062      $53,883      $36,500      $22,909      $24,126
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.55%(d)     1.55%        1.55%        1.55%        1.46%        1.45%
  Expenses, before waivers/
    reimbursements                              1.86%(d)     1.85%        1.85%        1.90%        1.99%        2.01%
  Net investment income,
    net of waivers/
    reimbursements                              3.66%(d)     3.89%        4.29%        4.71%        4.85%        4.18%
Portfolio turnover rate                           17%          23%          34%          32%         307%         208%



See footnote summary on page 144.


_______________________________________________________________________________

138 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                           Financial Highlights
-------------------------------------------------------------------------------


                                                                      Pennsylvania Portfolio
                                            ----------------------------------------------------------------------------
                                                                             Class A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.44       $10.58       $10.42        $9.88        $9.89       $10.66

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .23          .50          .51          .52          .52          .49
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .17         (.14)         .18          .55         (.01)        (.73)
Net increase (decrease)
  in net asset value
  from operations                                .40          .36          .69         1.07          .51         (.24)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.25)        (.50)        (.51)        (.52)        (.52)        (.49)
Distributions in excess of
  net investment income                           -0-          -0-        (.02)        (.01)          -0-        (.04)
Total dividends and
  distributions                                 (.25)        (.50)        (.53)        (.53)        (.52)        (.53)
Net asset value,
  end of period                               $10.59       $10.44       $10.58       $10.42        $9.88        $9.89

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.88%        3.57%        6.88%       11.11%        5.35%       (2.43)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $82,155      $84,053      $99,426      $96,834      $68,288      $62,479
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .95%(d)      .95%         .95%         .95%         .95%         .95%
  Expenses, before waivers/
    reimbursements                              1.17%(d)     1.16%        1.13%        1.16%        1.23%        1.24%
  Net investment income,
    net of waivers/
    reimbursements                              4.50%(d)     4.91%        4.98%        5.15%        5.40%        4.68%
Portfolio turnover rate                           16%          17%          38%         112%         356%         249%



See footnote summary on page 144.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 139

                                                           Financial Highlights
-------------------------------------------------------------------------------


                                                                       Pennsylvania Portfolio
                                            ----------------------------------------------------------------------------
                                                                              Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.44       $10.58       $10.41        $9.88        $9.89       $10.66

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .20          .44          .45          .45          .45          .41
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .16         (.15)         .18          .54         (.02)        (.73)
Net increase (decrease)
  in net asset value
  from operations                                .36          .29          .63          .99          .43         (.32)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.21)        (.43)        (.45)        (.45)        (.44)        (.41)
Distributions in excess of
  net investment income                           -0-          -0-        (.01)        (.01)          -0-        (.04)
Total dividends and
  distributions                                 (.21)        (.43)        (.46)        (.46)        (.44)        (.45)
Net asset value,
  end of period                               $10.59       $10.44       $10.58       $10.41        $9.88        $9.89

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.52%        2.84%        6.26%       10.25%        4.58%       (3.10)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $64,534      $68,409      $74,390      $62,038      $44,713      $52,012
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.65%(d)     1.65%        1.65%        1.65%        1.66%        1.66%
  Expenses, before waivers/
    reimbursements                              1.88%(d)     1.87%        1.84%        1.86%        1.94%        1.98%
  Net investment income,
    net of waivers/
    reimbursements                              3.79%(d)     4.21%        4.35%        4.36%        4.69%        3.96%
Portfolio turnover rate                           16%          17%          38%         112%         356%         249%



See footnote summary on page 144.


_______________________________________________________________________________

140 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                           Financial Highlights
-------------------------------------------------------------------------------


                                                                       Pennsylvania Portfolio
                                            ----------------------------------------------------------------------------
                                                                              Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.44       $10.58       $10.41        $9.88        $9.89       $10.66

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .20          .44          .45          .45          .46          .41
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .16         (.15)         .18          .54         (.03)        (.73)
Net increase (decrease)
  in net asset value
  from operations                                .36          .29          .63          .99          .43         (.32)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.21)        (.43)        (.45)        (.45)        (.44)        (.41)
Distributions in excess of
  net investment income                           -0-          -0-        (.01)        (.01)          -0-        (.04)
Total dividends and
  distributions                                 (.21)        (.43)        (.46)        (.46)        (.44)        (.45)
Net asset value,
  end of period                               $10.59       $10.44       $10.58       $10.41        $9.88        $9.89

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.52%        2.84%        6.26%       10.25%        4.58%       (3.10)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $41,271      $42,917      $46,296      $33,334      $23,306      $27,916
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.65%(d)     1.65%        1.65%        1.65%        1.65%        1.65%
  Expenses, before waivers/
    reimbursements                              1.88%(d)     1.87%        1.83%        1.86%        1.93%        1.98%
  Net investment income,
    net of waivers/
    reimbursements                              3.79%(d)     4.20%        4.30%        4.42%        4.71%        3.98%
Portfolio turnover rate                           16%          17%          38%         112%         356%         249%



See footnote summary on page 144.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 141

                                                           Financial Highlights
-------------------------------------------------------------------------------


                                                                        Virginia Portfolio
                                            ----------------------------------------------------------------------------
                                                                             Class A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.75       $10.77       $10.54       $10.35       $10.32       $11.02

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .26          .52          .52          .54          .56          .49
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .08         (.03)         .25          .20          .02         (.60)
Net increase (decrease)
  in net asset value
  from operations                                .34          .49          .77          .74          .58         (.11)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.25)        (.51)        (.52)        (.54)        (.55)        (.49)
Distributions in excess of
  net investment income                           -0-          -0-        (.02)        (.01)          -0-        (.07)
Distributions from net
  realized gains                                  -0-          -0-          -0-          -0-          -0-        (.03)
Total dividends and
  distributions                                 (.25)        (.51)        (.54)        (.55)        (.55)        (.59)
Net asset value,
  end of period                               $10.84       $10.75       $10.77       $10.54       $10.35       $10.32

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.23%        4.66%        7.58%        7.32%        5.88%       (1.10)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $63,199      $71,572      $76,797      $53,306      $37,784      $28,148
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .72%(d)      .72%         .72%         .72%         .67%         .67%
  Expenses, before waivers/
    reimbursements                              1.15%(d)     1.15%        1.15%        1.21%        1.26%        1.43%
  Net investment income,
    net of waivers/
    reimbursements                              4.80%(d)     4.87%        4.95%        5.18%        5.52%        4.67%
Portfolio turnover rate                            5%          25%          16%         134%         289%         311%



See footnote summary on page 144.


_______________________________________________________________________________

142 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                           Financial Highlights
-------------------------------------------------------------------------------


                                                                       Virginia Portfolio
                                            ----------------------------------------------------------------------------
                                                                             Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.73       $10.75       $10.53       $10.34       $10.31       $11.01

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .22          .45          .45          .47          .49          .42
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .09         (.04)         .24          .20          .02         (.60)
Net increase (decrease)
  in net asset value
  from operations                                .31          .41          .69          .67          .51         (.18)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.22)        (.43)        (.45)        (.47)        (.48)        (.42)
Distributions in excess of
  net investment income                           -0-          -0-        (.02)        (.01)          -0-        (.07)
Distributions from net
  realized gains                                  -0-          -0-          -0-          -0-          -0-        (.03)
Total dividends and
  distributions                                 (.22)        (.43)        (.47)        (.48)        (.48)        (.52)
Net asset value,
  end of period                               $10.82       $10.73       $10.75       $10.53       $10.34       $10.31

TOTAL RETURN
Total investment return based
  on net asset value(c)                         2.88%        3.94%        6.78%        6.62%        5.16%       (1.73)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $76,804      $82,541      $85,842      $69,534      $49,216      $42,007
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.42%(d)     1.42%        1.42%        1.42%        1.37%        1.37%
  Expenses, before waivers/
    reimbursements                              1.86%(d)     1.85%        1.86%        1.92%        1.97%        2.20%
  Net investment income,
    net of waivers/
    reimbursements                              4.11%(d)     4.18%        4.27%        4.49%        4.83%        3.97%
Portfolio turnover rate                            5%          25%          16%         134%         289%         311%



See footnote summary on page 144.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 143

                                                           Financial Highlights
-------------------------------------------------------------------------------


                                                                       Virginia Portfolio
                                            ----------------------------------------------------------------------------
                                                                            Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              March 31,                      Year Ended September 30,
                                                  2004   ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.73       $10.75       $10.52       $10.33       $10.31       $11.01

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)(b)                      .22          .45          .45          .47          .49          .42
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .09         (.04)         .25          .20          .01         (.60)
Net increase (decrease)
  in net asset value
  from operations                                .31          .41          .70          .67          .50         (.18)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.22)        (.43)        (.45)        (.47)        (.48)        (.42)
Distributions in excess of
  net investment income                           -0-          -0-        (.02)        (.01)          -0-        (.07)
Distributions from net
  realized gains                                  -0-          -0-          -0-          -0-          -0-        (.03)
Total dividends and
  distributions                                 (.22)        (.43)        (.47)        (.48)        (.48)        (.52)
Net asset value,
  end of period                               $10.82       $10.73       $10.75       $10.52       $10.33       $10.31

TOTAL RETURN
Total investment return based
  on net asset value(c)                         2.88%        3.94%        6.88%        6.62%        5.06%       (1.73)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $31,441      $33,486      $34,396      $24,116      $16,848      $12,962
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.42%(d)     1.42%        1.42%        1.42%        1.37%        1.37%
  Expenses, before waivers/
    reimbursements                              1.86%(d)     1.85%        1.86%        1.92%        1.96%        2.19%
  Net investment income,
    net of waivers/
    reimbursements                              4.12%(d)     4.17%        4.26%        4.48%        4.83%        3.97%
Portfolio turnover rate                            5%          25%          16%         134%         289%         311%



(a)  Net of fees waived and expenses reimbursed by the Adviser.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.


_______________________________________________________________________________

144 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                                                              Board of Trustees
-------------------------------------------------------------------------------


BOARD OF TRUSTEES

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Robert B. Davidson, III, Senior Vice President
David M. Dowden(2), Vice President
Terrance T. Hults(2), Vice President
William E. Oliver, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller


Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 227-4618

(1)  Member of the Audit Committee.

(2) Messrs. Dowden and Hults are tbe persons primarily responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 145

                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------


ALLIANCEBERNSTEIN FAMILY OF FUNDS


--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

146 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

NOTES


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 147

NOTES


_______________________________________________________________________________

148 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


MUNIIISR0304



ITEM 2.       CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.       [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

   Exhibit No.      DESCRIPTION OF EXHIBIT

   11 (b) (1)       Certification of Principal Executive Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

   11 (b) (2)       Certification of Principal Financial Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

   11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 7, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 7, 2004